UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: September 30, 2010

                   Date of reporting period: December 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 94.13%
APPAREL & ACCESSORY STORES: 2.39%
        251,500   KOHL'S CORPORATION+                                                                            $    13,563,395
                                                                                                                 ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.61%
        124,635   VF CORPORATION                                                                                       9,128,267
                                                                                                                 ---------------
BASIC MATERIALS: 2.27%
        313,500   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                     12,897,390
                                                                                                                 ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.69%
         13,500   NVR INCORPORATED+                                                                                    9,594,585
                                                                                                                 ---------------
BUSINESS SERVICES: 6.07%
        185,510   FISERV INCORPORATED+                                                                                 8,993,525
        109,700   MANPOWER INCORPORATED                                                                                5,987,426
        497,400   OMNICOM GROUP INCORPORATED                                                                          19,473,210
                                                                                                                      34,454,161
                                                                                                                 ---------------
COSMETICS, PERSONAL CARE: 7.57%
        258,900   AVON PRODUCTS INCORPORATED                                                                           8,155,350
        223,500   COLGATE-PALMOLIVE COMPANY                                                                           18,360,525
        255,200   JOHNSON & JOHNSON                                                                                   16,437,432
                                                                                                                      42,953,307
                                                                                                                 ---------------
DEPOSITORY INSTITUTIONS: 7.01%
        713,700   BANK OF AMERICA CORPORATION                                                                         10,748,322
        230,200   JPMORGAN CHASE & COMPANY                                                                             9,592,434
        446,700   STATE STREET CORPORATION                                                                            19,449,318
                                                                                                                      39,790,074
                                                                                                                 ---------------
EATING & DRINKING PLACES: 4.05%
        291,500   DARDEN RESTAURANTS INCORPORATED                                                                     10,222,905
        204,200   MCDONALD'S CORPORATION                                                                              12,750,248
                                                                                                                      22,973,153
                                                                                                                 ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.00%
        400,500   REPUBLIC SERVICES INCORPORATED                                                                      11,338,155
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.63%
      1,625,900   FLEXTRONICS INTERNATIONAL LIMITED+                                                                  11,885,329
        644,300   GENERAL ELECTRIC COMPANY                                                                             9,748,259
         65,862   HUBBELL INCORPORATED CLASS B                                                                         3,115,273
        464,300   MOLEX INCORPORATED CLASS A                                                                           8,882,059
        393,100   TYCO ELECTRONICS LIMITED                                                                             9,650,605
                                                                                                                      43,281,525
                                                                                                                 ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.12%
        251,200   ILLINOIS TOOL WORKS INCORPORATED                                                                    12,055,088
                                                                                                                 ---------------
FOOD & KINDRED PRODUCTS: 2.37%
        194,100   DIAGEO PLC ADR                                                                                      13,472,481
                                                                                                                 ---------------
HEALTH SERVICES: 1.74%
        305,900   CARDINAL HEALTH INCORPORATED                                                                         9,862,216
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
HOLDING & OTHER INVESTMENT OFFICES: 1.62%
          2,800   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                       $     9,200,800
                                                                                                                 ---------------
HOUSEHOLD PRODUCTS, WARE: 3.19%
        307,700   AVERY DENNISON CORPORATION                                                                          11,227,973
        155,100   HENKEL KGAA ADR                                                                                      6,909,705
                                                                                                                      18,137,678
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.59%
        261,600   DIEBOLD INCORPORATED                                                                                 7,442,520
        328,500   DOVER CORPORATION                                                                                   13,668,885
        176,700   EATON CORPORATION                                                                                   11,241,654
        471,800   PITNEY BOWES INCORPORATED                                                                           10,738,168
                                                                                                                      43,091,227
                                                                                                                 ---------------
INSURANCE CARRIERS: 5.68%
        253,900   ALLSTATE CORPORATION                                                                                 7,627,156
        150,000   AXIS CAPITAL HOLDINGS LIMITED                                                                        4,261,500
        172,600   CHUBB CORPORATION                                                                                    8,488,468
        450,300   WILLIS GROUP HOLDINGS LIMITED                                                                       11,878,914
                                                                                                                      32,256,038
                                                                                                                 ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.85%
         66,500   BECTON DICKINSON & COMPANY                                                                           5,244,190
      1,029,400   BOSTON SCIENTIFIC CORPORATION+                                                                       9,264,600
        309,600   QUEST DIAGNOSTICS INCORPORATED                                                                      18,693,648
                                                                                                                      33,202,438
                                                                                                                 ---------------
MEDICAL PRODUCTS: 0.87%
         84,400   BAXTER INTERNATIONAL INCORPORATED                                                                    4,952,592
                                                                                                                 ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.24%
        197,000   TYCO INTERNATIONAL LIMITED<<                                                                         7,028,960
                                                                                                                 ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.88%
        185,700   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                          10,653,609
                                                                                                                 ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.48%
        487,900   AMERICAN EXPRESS COMPANY                                                                            19,769,708
                                                                                                                 ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.96%
        114,900   CHEVRON CORPORATION                                                                                  8,846,151
        282,900   EXXON MOBIL CORPORATION                                                                             19,290,951
                                                                                                                      28,137,102
                                                                                                                 ---------------
SOFTWARE: 2.15%
        399,750   MICROSOFT CORPORATION                                                                               12,188,378
                                                                                                                 ---------------
TELECOMMUNICATIONS: 2.66%
        652,900   VODAFONE GROUP PLC ADR<<                                                                            15,075,461
                                                                                                                 ---------------
TRAVEL & RECREATION: 2.25%
        403,000   CARNIVAL CORPORATION                                                                                12,771,070
                                                                                                                 ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.19%
        194,800   KIMBERLY-CLARK CORPORATION                                                                          12,410,707
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
TOTAL COMMON STOCKS (COST $557,732,897)                                                                              534,239,565
                                                                                                                 ---------------

                                                                                           YIELD
                                                                                         --------
PREFERRED STOCKS: 1.98%
        217,500   HENKEL KGAA ADR (HOUSEHOLD PRODUCTS, WARES)(t)                            1.44%                     11,266,500
TOTAL PREFERRED STOCKS (COST $9,772,032)                                                                              11,266,500
                                                                                                                 ---------------
COLLATERAL FOR SECURITIES LENDING: 0.70%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.07%
        103,545   AIM STIT-LIQUID ASSETS PORTFOLIO(u)                                       0.18%                        103,545
        103,545   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(u)                           0.12                         103,545
        103,545   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                  0.13                         103,545
        103,558   JPMORGAN PRIME MONEY MARKET FUND(u)                                       0.14                         103,558
                                                                                                                         414,193
                                                                                                                 ---------------

                                                                                         INTEREST    MATURITY
   PRINCIPAL                                                                               RATE        DATE
---------------                                                                          --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 0.63%
$        13,447   ANTALIS US FUNDING CORPORATION++(p)                                       0.22    01/13/2010            13,446
         13,447   ANTALIS US FUNDING CORPORATION++(p)                                       0.28    01/07/2010            13,447
         13,447   ANTALIS US FUNDING CORPORATION++(p)                                       0.29    01/29/2010            13,444
         40,342   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                            0.19    01/15/2010            40,339
         35,636   BANCO SANTANDER SA (MADRID)                                               0.08    01/04/2010            35,636
         26,895   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $26,898)                       0.01    01/04/2010            26,895
         35,636   BANK OF IRELAND                                                           0.05    01/04/2010            35,636
         35,636   BNP PARIBAS (PARIS)                                                       0.11    01/04/2010            35,636
          5,379   CALCASIEU PARISH LA+/-ss                                                  0.37    12/01/2027             5,379
          7,396   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss               0.32    06/01/2028             7,396
         41,687   CALYON (NEW YORK)                                                         0.18    01/08/2010            41,687
          3,560   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                 0.28    10/01/2038             3,560
         38,997   COMMERZBANK AG (GRAND CAYMAN)                                             0.00    01/04/2010            38,997
         10,758   COOK COUNTY IL+/-ss                                                       0.40    11/01/2030            10,758
         10,086   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $10,087)                                                                  0.01    01/04/2010            10,086
         35,636   DANSKE BANK A/S COPENHAGEN                                                0.12    01/04/2010            35,636
         24,205   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                              0.35    12/15/2037            24,205
         37,653   ENI FINANCE USA INCORPORATED++                                            0.19    02/04/2010            37,646
         40,342   FORTIS BANK NV SA                                                         0.19    01/19/2010            40,342
          9,413   GDF SUEZ++                                                                0.19    01/12/2010             9,413
         33,618   GDF SUEZ++                                                                0.20    02/03/2010            33,612
         20,171   GOTHAM FUNDING CORPORATION++(p)                                           0.18    01/11/2010            20,170
         20,284   GOTHAM FUNDING CORPORATION++(p)                                           0.19    01/05/2010            20,284
         40,342   GOVCO INCORPORATED++(p)                                                   0.19    01/12/2010            40,340
      1,993,299   GRYPHON FUNDING LIMITED(a)(i)                                             0.00    08/05/2010           769,015
         18,826   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.23    05/01/2023            18,826
         13,649   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.23    07/01/2034            13,649
          2,219   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                     0.27    11/01/2042             2,219
         20,171   HOUSTON TX UTILITY SYSTEM+/-ss                                            0.25    05/15/2034            20,171
          6,724   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                   0.28    07/01/2029             6,724
          2,689   INDIANA MUNICIPAL POWER AGENCY+/-ss                                       0.28    01/01/2018             2,689
          3,900   ING USA FUNDING LLC                                                       0.20    01/04/2010             3,900
         10,086   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  US TREASURY SECURITIES (MATURITY VALUE $10,087)                           0.01    01/04/2010            10,086
          4,034   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                    0.28    04/15/2025             4,034
         40,342   KOCH RESOURCES LLC++                                                      0.19    01/25/2010            40,337
         33,618   LIBERTY STREET FUNDING CORPORATION++(p)                                   0.18    01/08/2010            33,617
         33,618   LLOYDS TSB BANK PLC                                                       0.18    01/08/2010            33,618
         13,447   LMA AMERICAS LLC++(p)                                                     0.19    01/19/2010            13,446
         44,444   MASSACHUSETTS HEFA+/-ss                                                   0.22    10/01/2034            44,444
          6,656   MATCHPOINT MASTER TRUST++(p)                                              0.19    01/05/2010             6,656
         33,618   MATCHPOINT MASTER TRUST++(p)                                              0.20    01/27/2010            33,614

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

                                                                                         INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                                                            RATE        DATE           VALUE
---------------   --------------------------------------------------------------------   --------   ----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         4,841   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                 0.27%   02/01/2036   $         4,841
          2,689   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                  0.28    01/01/2018             2,689
         31,534   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                   0.25    07/01/2034            31,534
         23,398   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                     0.22    12/01/2040            23,398
         24,541   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20    01/12/2010            24,540
         10,758   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.21    01/11/2010            10,757
          8,553   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                  0.29    01/01/2034             8,553
         28,925   REGENCY MARKETS #1 LLC++(p)                                               0.20    01/07/2010            28,924
         12,128   REGENCY MARKETS #1 LLC++(p)                                               0.20    01/20/2010            12,127
         33,618   SALISBURY RECEIVABLES COMPANY++(p)                                        0.19    01/19/2010            33,615
         18,147   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                      0.18    12/01/2028            18,147
         42,494   SANPAOLO IMI US FINANCIAL COMPANY                                         0.19    01/19/2010            42,490
         28,239   SCALDIS CAPITAL LIMITED++(p)                                              0.24    01/06/2010            28,239
         41,687   SOCIETE GENERALE BANNON LLC                                               0.18    01/11/2010            41,687
         40,342   STARBIRD FUNDING CORPORATION++(p)                                         0.19    01/06/2010            40,341
         40,342   SUMITOMO TRUST & BANKING COMPANY                                          0.22    01/05/2010            40,341
         10,623   TASMAN FUNDING INCORPORATED++(p)                                          0.24    01/05/2010            10,623
         30,929   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                   0.18    01/15/2010            30,927
         32,274   TICONDEROGA MASTER FUNDING LIMITED++(p)                                   0.18    01/07/2010            32,273
         12,103   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                         0.25    07/01/2032            12,103
         40,342   UNICREDITO ITALIANO (NEW YORK)                                            0.25    01/04/2010            40,342
          4,034   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                         0.30    12/15/2040             4,034
      2,527,776   VFNC CORPORATION++/-                                                      0.45    09/30/2010         1,289,166
         33,618   VICTORY RECEIVABLES CORPORATION++(p)                                      0.19    01/08/2010            33,617
          9,413   VICTORY RECEIVABLES CORPORATION++(p)                                      0.20    01/13/2010             9,413
         40,342   YORKTOWN CAPITAL LLC++(p)                                                 0.19    02/03/2010            40,330
                                                                                                                       3,546,086
                                                                                                                 ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,670,860)                                                              3,960,279
                                                                                                                 ---------------

     SHARES                                                                                YIELD
---------------                                                                          --------

SHORT-TERM INVESTMENTS: 3.39%
     19,216,849   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                           0.10                      19,216,849
                                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $19,216,849)                                                                       19,216,849
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $590,392,638)*                                                         100.20%                          $   568,683,193
OTHER ASSETS AND LIABILITIES, NET                                                (0.20)                               (1,108,231)
                                                                                ------                           ---------------
TOTAL NET ASSETS                                                                100.00%                          $   567,574,962
                                                                                ------                           ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $19,216,849.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(t)  RATE SHOWN IS THE ANNUAL YIELD AT PERIOD END.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

* COST FOR FEDERAL INCOME TAX PURPOSES IS $604,084,630 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 43,492,613
GROSS UNREALIZED DEPRECIATION    (78,894,050)
                                ------------
NET UNREALIZED DEPRECIATION     $(35,401,437)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

    SHARES        SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.14%
APPAREL & ACCESSORY STORES: 1.86%
         59,600   GAP INCORPORATED                                                                               $     1,248,620
                                                                                                                 ---------------
AUTO & TRUCKS: 2.13%
        143,100   FORD MOTOR COMPANY+<<                                                                                1,431,000
                                                                                                                 ---------------
BEVERAGES: 2.04%
         24,035   THE COCA-COLA COMPANY                                                                                1,369,995
                                                                                                                 ---------------
BIOPHARMACEUTICALS: 1.48%
         22,885   GILEAD SCIENCES INCORPORATED+                                                                          990,463
                                                                                                                 ---------------
BIOTECHNOLOGY: 1.64%
         19,475   AMGEN INCORPORATED+                                                                                  1,101,701
                                                                                                                 ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.88%
         43,595   HOME DEPOT INCORPORATED                                                                              1,261,203
                                                                                                                 ---------------
BUSINESS SERVICES: 11.00%
         38,945   BMC SOFTWARE INCORPORATED+                                                                           1,561,695
         64,105   CA INCORPORATED                                                                                      1,439,798
          5,705   MASTERCARD INCORPORATED CLASS A                                                                      1,460,366
         26,200   MERCADOLIBRE INCORPORATED+                                                                           1,358,994
         50,405   RED HAT INCORPORATED+                                                                                1,557,515
                                                                                                                       7,378,368
                                                                                                                 ---------------
CHEMICALS: 1.88%
         32,090   SCOTTS MIRACLE-GRO COMPANY                                                                           1,261,458
                                                                                                                 ---------------
COMMERCIAL SERVICES: 1.58%
         56,100   SAIC INCORPORATED+                                                                                   1,062,534
                                                                                                                 ---------------
COSMETICS , PERSONAL CARE: 1.95%
         15,910   COLGATE-PALMOLIVE COMPANY                                                                            1,307,007
                                                                                                                 ---------------
E-COMMERCE/SERVICES: 1.95%
          6,000   PRICELINE.COM INCORPORATED+                                                                          1,311,000
                                                                                                                 ---------------
EATING & DRINKING PLACES: 2.03%
         21,785   MCDONALD'S CORPORATION                                                                               1,360,255
                                                                                                                 ---------------
EDUCATIONAL SERVICES: 3.04%
         17,190   APOLLO GROUP INCORPORATED CLASS A+                                                                   1,041,370
         10,360   ITT EDUCATIONAL SERVICES INCORPORATED+                                                                 994,146
                                                                                                                       2,035,516
                                                                                                                 ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.42%
        113,475   EL PASO CORPORATION                                                                                  1,115,459
         26,415   PG&E CORPORATION                                                                                     1,179,430
                                                                                                                       2,294,889
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.07%
         59,655   CISCO SYSTEMS INCORPORATED+                                                                          1,428,141
         28,000   HARRIS CORPORATION                                                                                   1,331,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

    SHARES        SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         38,200   NETAPP INCORPORATED+                                                                           $     1,313,698
                                                                                                                       4,073,239
                                                                                                                 ---------------
ELECTRONIC COMPUTERS: 4.53%
         29,770   HEWLETT-PACKARD COMPANY                                                                              1,533,453
         11,470   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                          1,501,423
                                                                                                                       3,034,876
                                                                                                                 ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.84%
         25,700   ILLINOIS TOOL WORKS INCORPORATED                                                                     1,233,343
                                                                                                                 ---------------
FOOD & KINDRED PRODUCTS: 1.66%
         18,335   PEPSICO INCORPORATED                                                                                 1,114,768
                                                                                                                 ---------------
GENERAL MERCHANDISE STORES: 3.85%
         37,745   BJ'S WHOLESALE CLUB INCORPORATED+                                                                    1,234,639
         25,235   WAL-MART STORES INCORPORATED                                                                         1,348,811
                                                                                                                       2,583,450
                                                                                                                 ---------------
HOUSEHOLD PRODUCTS , WARE: 1.96%
         21,785   CHURCH & DWIGHT COMPANY INCORPORATED                                                                 1,316,903
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.98%
         17,155   3M COMPANY                                                                                           1,418,204
          5,610   APPLE INCORPORATED+                                                                                  1,182,925
         19,400   EATON CORPORATION                                                                                    1,234,228
         34,400   WESTERN DIGITAL CORPORATION+                                                                         1,518,760
                                                                                                                       5,354,117
                                                                                                                 ---------------
INFORMATION & BUSINESS SERVICES: 2.08%
          2,250   GOOGLE INCORPORATED CLASS A+                                                                         1,394,955
                                                                                                                 ---------------
MEDICAL MANAGEMENT SERVICES: 2.22%
         17,210   EXPRESS SCRIPTS INCORPORATED+                                                                        1,487,805
                                                                                                                 ---------------
MEDICAL PRODUCTS: 1.91%
         21,785   BAXTER INTERNATIONAL INCORPORATED                                                                    1,278,344
                                                                                                                 ---------------
METAL MINING: 2.19%
         18,320   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                  1,470,913
                                                                                                                 ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 2.14%
         17,200   FEDEX CORPORATION                                                                                    1,435,340
                                                                                                                 ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.05%
         34,900   AMERICAN EXPRESS COMPANY                                                                             1,414,148
         33,900   CAPITAL ONE FINANCIAL CORPORATION                                                                    1,299,726
                                                                                                                       2,713,874
                                                                                                                 ---------------
OIL & GAS EXTRACTION: 2.48%
         34,415   NEWFIELD EXPLORATION COMPANY+                                                                        1,659,835
                                                                                                                 ---------------
PAPER & ALLIED PRODUCTS: 1.40%
         38,945   PACTIV CORPORATION+                                                                                    940,132
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

    SHARES        SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
PHARMACEUTICALS: 4.19%
         25,205   ABBOTT LABORATORIES                                                                            $     1,360,818
         57,300   BRISTOL-MYERS SQUIBB COMPANY<<                                                                       1,446,822
                                                                                                                       2,807,640
                                                                                                                 ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.01%
          7,980   GOLDMAN SACHS GROUP INCORPORATED                                                                     1,347,343
                                                                                                                 ---------------
SOFTWARE: 1.95%
         42,900   MICROSOFT CORPORATION                                                                                1,308,021
                                                                                                                 ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.96%
         73,700   GENTEX CORPORATION                                                                                   1,315,545
                                                                                                                 ---------------
TOBACCO PRODUCTS: 1.81%
         25,245   PHILIP MORRIS INTERNATIONAL                                                                          1,216,557
                                                                                                                 ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.98%
         28,400   TECH DATA CORPORATION+                                                                               1,325,144
                                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $56,979,512)                                                                                65,826,153
                                                                                                                 ---------------

                                                                                                        YIELD
                                                                                                        -----
COLLATERAL FOR SECURITIES LENDING: 2.48%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.39%
         65,626   AIM STIT-LIQUID ASSETS PORTFOLIO(u)                                                    0.18%            65,626
         65,626   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(u)                                        0.12             65,626
         65,626   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                               0.13             65,626
         65,635   JPMORGAN PRIME MONEY MARKET FUND(u)                                                    0.14             65,635
                                                                                                                         262,513
                                                                                                                 ---------------

                                                                                         INTEREST    MATURITY
   PRINCIPAL                                                                               RATE        DATE
---------------                                                                          --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 2.09%
$         8,523   ANTALIS US FUNDING CORPORATION++(p)                                       0.22    01/13/2010             8,522
          8,523   ANTALIS US FUNDING CORPORATION++(p)                                       0.28    01/07/2010             8,522
          8,523   ANTALIS US FUNDING CORPORATION++(p)                                       0.29    01/29/2010             8,521
         25,569   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                            0.19    01/15/2010            25,567
         22,586   BANCO SANTANDER SA (MADRID)                                               0.08    01/04/2010            22,586
         17,046   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $17,048)                       0.01    01/04/2010            17,046
         22,586   BANK OF IRELAND                                                           0.05    01/04/2010            22,586
         22,586   BNP PARIBAS (PARIS)                                                       0.11    01/04/2010            22,586
          3,409   CALCASIEU PARISH LA+/-ss                                                  0.37    12/01/2027             3,409
          4,688   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss               0.32    06/01/2028             4,688
         26,421   CALYON (NEW YORK)                                                         0.18    01/08/2010            26,421
          2,256   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                 0.28    10/01/2038             2,256
         24,716   COMMERZBANK AG (GRAND CAYMAN)                                             0.00    01/04/2010            24,716
          6,818   COOK COUNTY IL+/-ss                                                       0.40    11/01/2030             6,818
          6,392   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $6,393)                                                                   0.01    01/04/2010             6,392
         22,586   DANSKE BANK A/S COPENHAGEN                                                0.12    01/04/2010            22,586
         15,341   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                              0.35    12/15/2037            15,341
         23,864   ENI FINANCE USA INCORPORATED++                                            0.19    02/04/2010            23,860
         25,569   FORTIS BANK NV SA                                                         0.19    01/19/2010            25,569
          5,966   GDF SUEZ++                                                                0.19    01/12/2010             5,966
         21,307   GDF SUEZ++                                                                0.20    02/03/2010            21,303
         12,784   GOTHAM FUNDING CORPORATION++(p)                                           0.18    01/11/2010            12,784
         12,856   GOTHAM FUNDING CORPORATION++(p)                                           0.19    01/05/2010            12,856
         25,569   GOVCO INCORPORATED++(p)                                                   0.19    01/12/2010            25,567
        444,573   GRYPHON FUNDING LIMITED(a)(i)                                             0.00    08/05/2010           171,516

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

                                                                                         INTEREST    MATURITY
  PRINCIPAL                                                                                RATE        DATE           VALUE
---------------                                                                          --------   ----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        11,932   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                 0.23%    05/01/2023   $        11,932
          8,651   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                 0.23     07/01/2034             8,651
          1,406   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    0.27     11/01/2042             1,406
         12,784   HOUSTON TX UTILITY SYSTEM+/-ss                                           0.25     05/15/2034            12,784
          4,261   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                  0.28     07/01/2029             4,261
          1,705   INDIANA MUNICIPAL POWER AGENCY+/-ss                                      0.28     01/01/2018             1,705
          2,472   ING USA FUNDING LLC                                                      0.20     01/04/2010             2,472
          6,392   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  US TREASURY SECURITIES (MATURITY VALUE $6,393)                           0.01     01/04/2010             6,392
          2,557   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                   0.28     04/15/2025             2,557
         25,569   KOCH RESOURCES LLC++                                                     0.19     01/25/2010            25,565
         21,307   LIBERTY STREET FUNDING CORPORATION++(p)                                  0.18     01/08/2010            21,306
         21,307   LLOYDS TSB BANK PLC                                                      0.18     01/08/2010            21,307
          8,523   LMA AMERICAS LLC++(p)                                                    0.19     01/19/2010             8,522
         28,168   MASSACHUSETTS HEFA+/-ss                                                  0.22     10/01/2034            28,168
          4,219   MATCHPOINT MASTER TRUST++(p)                                             0.19     01/05/2010             4,219
         21,307   MATCHPOINT MASTER TRUST++(p)                                             0.20     01/27/2010            21,304
          3,068   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                0.27     02/01/2036             3,068
          1,705   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 0.28     01/01/2018             1,705
         19,986   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                  0.25     07/01/2034            19,986
         14,830   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                    0.22     12/01/2040            14,830
         15,554   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                             0.20     01/12/2010            15,553
          6,818   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                             0.21     01/11/2010             6,818
          5,421   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                 0.29     01/01/2034             5,421
         18,333   REGENCY MARKETS #1 LLC++(p)                                              0.20     01/07/2010            18,332
          7,687   REGENCY MARKETS #1 LLC++(p)                                              0.20     01/20/2010             7,686
         21,307   SALISBURY RECEIVABLES COMPANY++(p)                                       0.19     01/19/2010            21,305
         11,502   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                     0.18     12/01/2028            11,502
         26,932   SANPAOLO IMI US FINANCIAL COMPANY                                        0.19     01/19/2010            26,930
         17,898   SCALDIS CAPITAL LIMITED++(p)                                             0.24     01/06/2010            17,897
         26,421   SOCIETE GENERALE BANNON LLC                                              0.18     01/11/2010            26,421
         25,569   STARBIRD FUNDING CORPORATION++(p)                                        0.19     01/06/2010            25,568
         25,569   SUMITOMO TRUST & BANKING COMPANY                                         0.22     01/05/2010            25,568
          6,733   TASMAN FUNDING INCORPORATED++(p)                                         0.24     01/05/2010             6,733
         19,603   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                  0.18     01/15/2010            19,601
         20,455   TICONDEROGA MASTER FUNDING LIMITED++(p)                                  0.18     01/07/2010            20,454
          7,671   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                        0.25     07/01/2032             7,671
         25,569   UNICREDITO ITALIANO (NEW YORK)                                           0.25     01/04/2010            25,569
          2,557   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                        0.30     12/15/2040             2,557
        563,780   VFNC CORPORATION+++/-(a)(i)                                              0.45     09/30/2010           287,528
         21,307   VICTORY RECEIVABLES CORPORATION++(p)                                     0.19     01/08/2010            21,306
          5,966   VICTORY RECEIVABLES CORPORATION++(p)                                     0.20     01/13/2010             5,966
         25,569   YORKTOWN CAPITAL LLC++(p)                                                0.19     02/03/2010            25,564
                                                                                                                       1,402,074
                                                                                                                 ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,600,037)                                                              1,664,587
                                                                                                                 ---------------

    SHARES                                                                                               YIELD
---------------                                                                                          -----
SHORT-TERM INVESTMENTS: 1.72%
      1,150,495   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                                         0.10         1,150,495
                                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,150,495)                                                                         1,150,495
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $59,730,044)*                 102.34%                                                                      $    68,641,235
OTHER ASSETS AND LIABILITIES, NET    (2.34)                                                                           (1,570,004)
                                    ------                                                                       ---------------
TOTAL NET ASSETS                    100.00%                                                                      $    67,071,231
                                    ------                                                                       ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,150,495.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $60,929,784 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 9,661,242
GROSS UNREALIZED DEPRECIATION    (1,949,791)
                                -----------
NET UNREALIZED APPRECIATION     $ 7,711,451

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 97.88%
AMUSEMENT & RECREATION SERVICES: 1.42%
         12,980   BALLY TECHNOLOGIES INCORPORATED+                                                               $       535,944
                                                                                                                 ---------------
ANTHRACITE MINING: 0.31%
          5,870   LOGMEIN INCORPORATED+                                                                                  117,107
                                                                                                                 ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.65%
         20,100   TRUE RELIGION APPAREL INCORPORATED+                                                                    371,649
          6,000   WARNACO GROUP INCORPORATED+                                                                            253,140
                                                                                                                         624,789
                                                                                                                 ---------------
BIOPHARMACEUTICALS: 3.54%
          5,700   ACORDA THERAPEUTICS INCORPORATED+                                                                      143,754
         14,800   ALEXION PHARMACEUTICALS INCORPORATED+                                                                  722,536
         10,600   HUMAN GENOME SCIENCES INCORPORATED+<<                                                                  324,360
          2,800   UNITED THERAPEUTICS CORPORATION+                                                                       147,420
                                                                                                                       1,338,070
                                                                                                                 ---------------
BUSINESS SERVICES: 18.08%
         10,450   ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED                                                           211,404
         53,030   ARIBA INCORPORATED+                                                                                    663,936
         14,350   BLUE COAT SYSTEMS INCORPORATED+                                                                        409,549
          5,170   CAPELLA EDUCATION COMPANY+                                                                             389,301
         17,710   CONCUR TECHNOLOGIES INCORPORATED+                                                                      757,103
          2,000   COSTAR GROUP INCORPORATED+                                                                              83,540
         18,830   GLOBAL CASH ACCESS INCORPORATED+                                                                       141,037
         39,620   GSE SYSTEMS INCORPORATED+                                                                              217,118
         11,500   LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR+                                                            425,730
         10,730   MEDASSETS INCORPORATED+                                                                                227,583
          9,310   MERCADOLIBRE INCORPORATED+                                                                             482,910
         40,400   NIC INCORPORATED                                                                                       369,256
         33,300   PERFICIENT INCORPORATED+                                                                               280,719
         56,340   PROS HOLDINGS INCORPORATED+                                                                            583,119
          3,510   QUALITY SYSTEMS INCORPORATED                                                                           220,393
         27,640   SKILLSOFT PLC ADR+                                                                                     289,667
         17,050   SOLARWINDS INCORPORATED+                                                                               392,321
         41,410   SUCCESSFACTORS INCORPORATED+                                                                           686,578
                                                                                                                       6,831,264
                                                                                                                 ---------------
CASINO & GAMING: 2.43%
         22,960   WMS INDUSTRIES INCORPORATED+                                                                           918,400
                                                                                                                 ---------------
COMMERCIAL SERVICES: 0.35%
          4,100   WRIGHT EXPRESS CORPORATION+                                                                            130,626
                                                                                                                 ---------------
COMMUNICATIONS: 10.04%
         40,500   ARUBA NETWORKS INCORPORATED+                                                                           431,730
         34,560   ASIAINFO HOLDINGS INCORPORATED+                                                                      1,053,043
          9,320   DG FASTCHANNEL INCORPORATED+                                                                           260,308
         52,400   LOOPNET INCORPORATED+                                                                                  520,856
         21,230   NEUTRAL TANDEM INCORPORATION+                                                                          482,983
         27,900   SOURCEFIRE INCORPORATED+                                                                               746,325
         17,060   SYNIVERSE HOLDINGS INCORPORATED+                                                                       298,209
                                                                                                                       3,793,454
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMUNICATIONS EQUIPMENT: 0.29%
          3,730   GENERAL CABLE CORPORATION+<<                                                                   $       109,737
                                                                                                                 ---------------
COMPUTER DATA SECURITY: 0.09%
          2,000   FORTINET INCORPORATED+                                                                                  35,140
                                                                                                                 ---------------
COMPUTER TECHNOLOGIES: 0.56%
         30,600   LIVEPERSON INCORPORATED+                                                                               213,282
                                                                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES: 0.63%
         26,260   PENSON WORLDWIDE INCORPORATED+                                                                         237,916
                                                                                                                 ---------------
E-COMMERCE/SERVICES: 1.15%
         17,120   GSI COMMERCE INCORPORATED+                                                                             434,677
                                                                                                                 ---------------
EDUCATIONAL SERVICES: 0.31%
          3,420   AMERICAN PUBLIC EDUCATION INCORPORATED+                                                                117,511
                                                                                                                 ---------------
ELECTRICAL PRODUCTS: 1.27%
         23,390   HARBIN ELECTRIC INCORPORATED+                                                                          480,431
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.12%
         20,590   BALDOR ELECTRIC COMPANY                                                                                578,373
         73,500   ENTROPIC COMMUNICATIONS INCORPORATED+                                                                  225,645
         52,600   MONOLITHIC POWER SYSTEMS+                                                                            1,260,822
          5,900   NETLOGIC MICROSYSTEMS INCORPORATED+                                                                    272,934
          8,870   POLYPORE INTERNATIONAL INCORPORATED+                                                                   105,553
          6,800   REGAL-BELOIT CORPORATION                                                                               353,192
         15,100   SOLERA HOLDINGS INCORPORATED<<                                                                         543,751
         17,840   TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                   107,040
                                                                                                                       3,447,310
                                                                                                                 ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.84%
          4,300   ICF INTERNATIONAL INCORPORATED+                                                                        115,240
          7,430   TETRA TECH INCORPORATED+                                                                               201,873
                                                                                                                         317,113
                                                                                                                 ---------------
ENVIRONMENTAL CONTROL: 0.56%
         22,100   SHARPS COMPLIANCE CORPORATION+                                                                         212,160
                                                                                                                 ---------------
FOOD STORES: 1.68%
          9,500   PANERA BREAD COMPANY+                                                                                  636,215
                                                                                                                 ---------------
HEALTH SERVICES: 2.36%
         10,260   GENOPTIX INCORPORATED+                                                                                 364,538
         15,850   IPC THE HOSPITALIST COMPANY+                                                                           527,013
                                                                                                                         891,551
                                                                                                                 ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 2.32%
          8,540   MYR GROUP INCORPORATED+                                                                                154,403
         34,320   ORION MARINE GROUP INCORPORATED+                                                                       722,779
                                                                                                                         877,182
                                                                                                                 ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.45%
         24,900   HHGREGG INCORPORATED+                                                                                  548,547
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.74%
         15,940   ALTRA HOLDINGS INCORPORATED+                                                                   $       196,859
         31,100   ARCSIGHT INCORPORATED+                                                                                 795,538
         44,010   ENTEGRIS INCORPORATED+                                                                                 232,373
          8,160   RIVERBED TECHNOLOGY INCORPORATED+                                                                      187,435
                                                                                                                       1,412,205
                                                                                                                 ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.05%
          2,950   BADGER METER INCORPORATED                                                                              117,469
         63,430   CLARIENT INCORPORATED+<<                                                                               168,090
         58,350   ENDOLOGIX INCORPORATED+                                                                                308,088
         26,870   EV3 INCORPORATED+                                                                                      358,446
         15,520   ICON PLC ADR+                                                                                          337,250
         14,090   MASIMO CORPORATION+                                                                                    428,618
          1,820   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                             191,082
                                                                                                                       1,909,043
                                                                                                                 ---------------
MEDICAL EQUIPMENT & SUPPLIES: 2.07%
         33,040   CONCEPTUS INCORPORATED+                                                                                619,830
          5,110   NUVASIVE INCORPORATED+                                                                                 163,418
                                                                                                                         783,248
                                                                                                                 ---------------
MEDICAL PRODUCTS: 0.87%
         18,960   VOLCANO CORPORATION+                                                                                   329,525
                                                                                                                 ---------------
MISCELLANEOUS RETAIL: 4.04%
          6,580   BLUE NILE INCORPORATED+                                                                                416,711
         13,160   DICK'S SPORTING GOODS INCORPORATED+                                                                    327,289
         12,850   FUQI INTERNATIONAL INCOPRATED+                                                                         230,658
         25,020   HIBBETT SPORTS INCORPORATED+                                                                           550,190
                                                                                                                       1,524,848
                                                                                                                 ---------------
MOTION PICTURES: 1.31%
         37,150   IMAX CORPORATION+                                                                                      494,095
                                                                                                                 ---------------
OIL & GAS EXPLORATION: 0.21%
          6,600   NORTHERN OIL & GAS INCORPORATED+                                                                        78,144
                                                                                                                 ---------------
OIL & GAS EXTRACTION: 5.00%
         13,010   ARENA RESOURCES INCORPORATED+                                                                          560,991
         40,300   BRIGHAM EXPLORATION COMPANY+                                                                           546,065
         11,320   COMSTOCK RESOURCES INCORPORATED+                                                                       459,252
         22,310   SMARTHEAT INCORPORATED+<<                                                                              323,941
                                                                                                                       1,890,249
                                                                                                                 ---------------
PHARMACEUTICALS: 2.91%
         10,290   CATALYST HEALTH SOLUTIONS INCORPORATED+                                                                375,276
         10,070   MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                                             272,394
          5,060   ONYX PHARMACEUTICALS INCORPORATED+                                                                     148,460
          5,600   SXC HEALTH SOLUTIONS CORPORATION+                                                                      302,120
                                                                                                                       1,098,250
                                                                                                                 ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 5.69%
         14,980   ROVI CORPORATION+<<                                                                                    477,413
         42,836   SHUTTERFLY INCORPORATED+                                                                               762,909

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
         16,030   VISTAPRINT NV+                                                                                 $       908,260
                                                                                                                       2,148,582
                                                                                                                 ---------------
RESTAURANTS: 0.94%
          8,860   BUFFALO WILD WINGS INCORPORATED+                                                                       356,792
                                                                                                                 ---------------
RETAIL, TRADE & SERVICES: 0.94%
         13,300   LUMBER LIQUIDATORS HOLDINGS INCORPORATED+                                                              356,440
                                                                                                                 ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.32%
         26,090   GFI GROUP INCORPORATED                                                                                 119,231
                                                                                                                 ---------------
SOCIAL SERVICES: 0.84%
          8,030   ALMOST FAMILY INCORPORATED+                                                                            317,421
                                                                                                                 ---------------
TRANSPORTATION BY AIR: 0.33%
          3,240   BRISTOW GROUP INCORPORATED+                                                                            124,578
                                                                                                                 ---------------
WATER TRANSPORTATION: 1.83%
         25,180   AEGEAN MARINE PETROLEUM NETWORK INCORPORATED                                                           691,946
                                                                                                                 ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.34%
         11,400   MYERS INDUSTRIES INCORPORATED                                                                          103,740
          7,600   TRACTOR SUPPLY COMPANY+                                                                                402,496
                                                                                                                         506,236
                                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $29,245,671)                                                                                36,989,259
                                                                                                                 ---------------

                                                                                                        YIELD
                                                                                                       -------
COLLATERAL FOR SECURITIES LENDING: 3.51%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.25%
         23,891   AIM STIT-LIQUID ASSETS PORTFOLIO(u)                                                   0.18%             23,891
         23,891   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(u)                                       0.12              23,891
         23,891   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                              0.13              23,891
         23,894   JPMORGAN PRIME MONEY MARKET FUND(u)                                                   0.14              23,894
                                                                                                                          95,567
                                                                                                                 ---------------

   PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
---------------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 3.26%
$         3,103   ANTALIS US FUNDING CORPORATION++(p)                                 0.22         01/13/2010              3,102
          3,103   ANTALIS US FUNDING CORPORATION++(p)                                 0.28         01/07/2010              3,103
          3,103   ANTALIS US FUNDING CORPORATION++(p)                                 0.29         01/29/2010              3,102
          9,308   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                      0.19         01/15/2010              9,307
          8,222   BANCO SANTANDER SA (MADRID)                                         0.08         01/04/2010              8,222
          6,205   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $6,206)                  0.01         01/04/2010              6,205
          8,222   BANK OF IRELAND                                                     0.05         01/04/2010              8,222
          8,222   BNP PARIBAS (PARIS)                                                 0.11         01/04/2010              8,222
          1,241   CALCASIEU PARISH LA+/-ss                                            0.37         12/01/2027              1,241
          1,706   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss         0.32         06/01/2028              1,706
          9,618   CALYON (NEW YORK)                                                   0.18         01/08/2010              9,618
            821   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           0.28         10/01/2038                821
          8,998   COMMERZBANK AG (GRAND CAYMAN)                                       0.00         01/04/2010              8,998
          2,482   COOK COUNTY IL+/-ss                                                 0.40         11/01/2030              2,482
          2,327   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $2,327)                                                             0.01         01/04/2010              2,327
          8,222   DANSKE BANK A/S COPENHAGEN                                          0.12         01/04/2010              8,222

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE        VALUE
---------------   -------------                                                  -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         5,585   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        0.35%        12/15/2037    $         5,585
          8,688   ENI FINANCE USA INCORPORATED++                                      0.19         02/04/2010              8,686
          9,308   FORTIS BANK NV SA                                                   0.19         01/19/2010              9,308
          2,172   GDF SUEZ++                                                          0.19         01/12/2010              2,172
          7,757   GDF SUEZ++                                                          0.20         02/03/2010              7,755
          4,654   GOTHAM FUNDING CORPORATION++(p)                                     0.18         01/11/2010              4,654
          4,680   GOTHAM FUNDING CORPORATION++(p)                                     0.19         01/05/2010              4,680
          9,308   GOVCO INCORPORATED++(p)                                             0.19         01/12/2010              9,308
        860,577   GRYPHON FUNDING LIMITED(a)(i)                                       0.00         08/05/2010            332,011
          4,344   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                            0.23         05/01/2023              4,344
          3,149   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                            0.23         07/01/2034              3,149
            512   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               0.27         11/01/2042                512
          4,654   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.25         05/15/2034              4,654
          1,551   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss             0.28         07/01/2029              1,551
            621   INDIANA MUNICIPAL POWER AGENCY+/-ss                                 0.28         01/01/2018                621
            900   ING USA FUNDING LLC                                                 0.20         01/04/2010                900
          2,327   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  US TREASURY SECURITIES (MATURITY VALUE $2,327)                      0.01         01/04/2010              2,327
            931   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              0.28         04/15/2025                931
          9,308   KOCH RESOURCES LLC++                                                0.19         01/25/2010              9,307
          7,757   LIBERTY STREET FUNDING CORPORATION++(p)                             0.18         01/08/2010              7,756
          7,757   LLOYDS TSB BANK PLC                                                 0.18         01/08/2010              7,757
          3,103   LMA AMERICAS LLC++(p)                                               0.19         01/19/2010              3,102
         10,254   MASSACHUSETTS HEFA+/-ss                                             0.22         10/01/2034             10,254
          1,536   MATCHPOINT MASTER TRUST++(p)                                        0.19         01/05/2010              1,536
          7,757   MATCHPOINT MASTER TRUST++(p)                                        0.20         01/27/2010              7,756
          1,117   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.27         02/01/2036              1,117
            621   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            0.28         01/01/2018                621
          7,276   NEW YORK STATE DORMITORY AUTHORITY+/-ss                             0.25         07/01/2034              7,276
          5,399   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                               0.22         12/01/2040              5,399
          5,662   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.20         01/12/2010              5,662
          2,482   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.21         01/11/2010              2,482
          1,973   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.29         01/01/2034              1,973
          6,674   REGENCY MARKETS #1 LLC++(p)                                         0.20         01/07/2010              6,674
          2,798   REGENCY MARKETS #1 LLC++(p)                                         0.20         01/20/2010              2,798
          7,757   SALISBURY RECEIVABLES COMPANY++(p)                                  0.19         01/19/2010              7,756
          4,187   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                0.18         12/01/2028              4,187
          9,805   SANPAOLO IMI US FINANCIAL COMPANY                                   0.19         01/19/2010              9,804
          6,516   SCALDIS CAPITAL LIMITED++(p)                                        0.24         01/06/2010              6,515
          9,618   SOCIETE GENERALE BANNON LLC                                         0.18         01/11/2010              9,618
          9,308   STARBIRD FUNDING CORPORATION++(p)                                   0.19         01/06/2010              9,308
          9,308   SUMITOMO TRUST & BANKING COMPANY                                    0.22         01/05/2010              9,308
          2,451   TASMAN FUNDING INCORPORATED++(p)                                    0.24         01/05/2010              2,451
          7,136   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)             0.18         01/15/2010              7,136
          7,446   TICONDEROGA MASTER FUNDING LIMITED++(p)                             0.18         01/07/2010              7,446
          2,792   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.25         07/01/2032              2,792
          9,308   UNICREDITO ITALIANO (NEW YORK)                                      0.25         01/04/2010              9,308
            931   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.30         12/15/2040                931
      1,091,330   VFNC CORPORATION+++/-(a)(i)                                         0.45         09/30/2010            556,578
          7,757   VICTORY RECEIVABLES CORPORATION++(p)                                0.19         01/08/2010              7,756
          2,172   VICTORY RECEIVABLES CORPORATION++(p)                                0.20         01/13/2010              2,172
          9,308   YORKTOWN CAPITAL LLC++(p)                                           0.19         02/03/2010              9,307
                                                                                                                       1,231,891
                                                                                                                 ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,202,505)                                                              1,327,458
                                                                                                                 ---------------

    SHARES                                                                           YIELD
---------------                                                                  -------------
SHORT-TERM INVESTMENTS: 1.86%
        704,425   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                     0.10                               704,425
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

TOTAL SHORT-TERM INVESTMENTS (COST $704,425)                                                                             704,425
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $31,152,601)*                                                     103.25%                                  $    39,021,142
OTHER ASSETS AND LIABILITIES, NET                                        (3.25)                                       (1,229,238)
                                                                        ------                                   ---------------
TOTAL NET ASSETS                                                        100.00%                                  $    37,791,904
                                                                        ------                                   ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $704,425.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $33,626,232 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 8,353,891
GROSS UNREALIZED DEPRECIATION    (2,958,981)
                                -----------
NET UNREALIZED APPRECIATION     $ 5,394,910

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

EQUITY INCOME PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 99.00%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.03%
         31,775   VF CORPORATION                                                                                 $     2,327,201
                                                                                                                 ---------------
BIOTECHNOLOGY: 0.44%
         17,800   AMGEN INCORPORATED+                                                                                  1,006,946
                                                                                                                 ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.15%
         89,925   HOME DEPOT INCORPORATED                                                                              2,601,530
                                                                                                                 ---------------
BUSINESS SERVICES: 1.89%
        115,800  ORACLE CORPORATION                                                                                    2,841,732
         79,725  SYMANTEC CORPORATION<<+                                                                               1,426,280
                                                                                                                       4,268,012
                                                                                                                 ---------------
CHEMICALS: 1.58%
        106,409  E.I. DU PONT DE NEMOURS & COMPANY                                                                     3,582,791
                                                                                                                 ---------------
CHEMICALS & ALLIED PRODUCTS: 1.60%
         44,547  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                 3,610,980
                                                                                                                 ---------------
COMMUNICATIONS: 5.60%
          4,583   AOL INCORPORATED+                                                                                      106,692
        245,740   AT&T INCORPORATED                                                                                    6,888,092
         10,901   TIME WARNER CABLE INCORPORATED                                                                         451,192
        157,736   VERIZON COMMUNICATIONS INCORPORATED                                                                  5,225,794
                                                                                                                      12,671,770
                                                                                                                 ---------------
COSMETICS, PERSONAL CARE: 1.30%
         12,325   COLGATE-PALMOLIVE COMPANY                                                                            1,012,499
         31,910   PROCTER & GAMBLE COMPANY                                                                             1,934,703
                                                                                                                       2,947,202
                                                                                                                 ---------------
DEPOSITORY INSTITUTIONS: 13.94%
        407,346   BANK OF AMERICA CORPORATION                                                                          6,134,631
        206,305   BANK OF NEW YORK MELLON CORPORATION                                                                  5,770,351
        202,640   CITIGROUP INCORPORATED                                                                                 670,738
        246,290   JPMORGAN CHASE & COMPANY                                                                            10,262,904
         60,650   STATE STREET CORPORATION                                                                             2,640,701
        269,356   US BANCORP                                                                                           6,063,204
                                                                                                                      31,542,529
                                                                                                                 ---------------
EATING & DRINKING PLACES: 1.22%
          44,120  MCDONALD'S CORPORATION                                                                               2,754,853
                                                                                                                 ---------------
ELECTRIC, GAS & SANITARY SERVICES: 5.88%
         70,766   DOMINION RESOURCES INCORPORATED                                                                      2,754,213
         24,795   FIRSTENERGY CORPORATION                                                                              1,151,728
        116,070   FPL GROUP INCORPORATED                                                                               6,130,817
         15,800   PG&E CORPORATION                                                                                       705,470
         77,030   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                         2,561,248
                                                                                                                      13,303,476
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.38%
         100,400  CISCO SYSTEMS INCORPORATED+                                                                          2,403,576

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

EQUITY INCOME PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         91,775   EMERSON ELECTRIC COMPANY                                                                       $     3,909,615
        310,194   GENERAL ELECTRIC COMPANY                                                                             4,693,235
         90,495   NOKIA OYJ ADR<<                                                                                      1,162,861
                                                                                                                      12,169,287
                                                                                                                 ---------------
ELECTRONIC COMPUTERS: 3.71%
         94,370   HEWLETT-PACKARD COMPANY                                                                              4,860,999
         26,992   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                          3,533,253
                                                                                                                       8,394,252
                                                                                                                 ---------------
FOOD: 0.75%
         60,925   SYSCO CORPORATION                                                                                    1,702,245
                                                                                                                 ---------------
FOOD & KINDRED PRODUCTS: 2.43%
         42,775   MCCORMICK & COMPANY INCORPORATED                                                                     1,545,461
         65,095   PEPSICO INCORPORATED                                                                                 3,957,776
                                                                                                                       5,503,237
                                                                                                                 ---------------
GENERAL MERCHANDISE STORES: 2.62%
        122,595   TARGET CORPORATION                                                                                   5,929,920
                                                                                                                 ---------------
HOUSEHOLD PRODUCTS, WARE: 0.81%
          42,385  FORTUNE BRANDS INCORPORATED                                                                          1,831,032
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.00%
         48,016   3M COMPANY                                                                                           3,969,483
        138,350   INTEL CORPORATION                                                                                    2,822,340
                                                                                                                       6,791,823
                                                                                                                 ---------------
INSURANCE CARRIERS: 5.69%
        124,905   METLIFE INCORPORATED                                                                                 4,415,392
         53,200   PRUDENTIAL FINANCIAL INCORPORATED                                                                    2,647,232
        116,550   THE TRAVELERS COMPANIES INCORPORATED                                                                 5,811,183
                                                                                                                      12,873,807
                                                                                                                 ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.97%
         27,834   BECTON DICKINSON & COMPANY                                                                           2,194,989
                                                                                                                 ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.26%
          64,675  MEDTRONIC INCORPORATED                                                                               2,844,407
                                                                                                                 ---------------
MISCELLANEOUS RETAIL: 2.31%
         34,500   COSTCO WHOLESALE CORPORATION                                                                         2,041,365
         99,275   CVS CAREMARK CORPORATION                                                                             3,197,648
                                                                                                                       5,239,013
                                                                                                                 ---------------
MOTION PICTURES: 1.52%
         50,416   TIME WARNER INCORPORATED                                                                             1,469,122
         60,815   WALT DISNEY COMPANY                                                                                  1,961,284
                                                                                                                       3,430,406
                                                                                                                 ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.12%
         78,410   AMERICAN EXPRESS COMPANY                                                                             3,177,173

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

EQUITY INCOME PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
         42,325   CAPITAL ONE FINANCIAL CORPORATION                                                              $     1,622,741
                                                                                                                       4,799,914
                                                                                                                 ---------------
OIL & GAS EXTRACTION: 1.86%
          7,925   APACHE CORPORATION                                                                                     817,622
         97,800   CHESAPEAKE ENERGY CORPORATION                                                                        2,531,064
         10,650   OCCIDENTAL PETROLEUM CORPORATION                                                                       866,378
                                                                                                                       4,215,064
                                                                                                                 ---------------
OIL & OIL SERVICES: 1.80%
        135,175   HALLIBURTON COMPANY                                                                                  4,067,416
                                                                                                                 ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 13.87%
        131,770   CHEVRON CORPORATION                                                                                 10,144,972
        144,000   CONOCOPHILLIPS                                                                                       7,354,080
        150,936   EXXON MOBIL CORPORATION                                                                             10,292,326
        114,850   MARATHON OIL CORPORATION                                                                             3,585,617
                                                                                                                      31,376,995
                                                                                                                 ---------------
PHARMACEUTICALS: 6.66%
         74,350   ABBOTT LABORATORIES                                                                                  4,014,157
        110,525   BRISTOL-MYERS SQUIBB COMPANY                                                                         2,790,756
         44,715   JOHNSON & JOHNSON                                                                                    2,880,093
         63,637   MERCK & COMPANY INCORPORATED                                                                         2,325,296
        168,085   PFIZER INCORPORATED                                                                                  3,057,466
                                                                                                                      15,067,768
                                                                                                                 ---------------
RETAIL: 0.30%
         17,300  BEST BUY COMPANY INCORPORATED                                                                           682,658
                                                                                                                 ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.19%
         69,372  AMERIPRISE FINANCIAL INCORPORATED                                                                     2,693,021
                                                                                                                 ---------------
SOFTWARE: 0.84%
         62,025  MICROSOFT CORPORATION                                                                                 1,891,142
                                                                                                                 ---------------
TRANSPORTATION EQUIPMENT: 4.28%
        114,530  HONEYWELL INTERNATIONAL INCORPORATED                                                                  4,489,576
         75,000  UNITED TECHNOLOGIES CORPORATION                                                                       5,205,747
                                                                                                                       9,695,323
                                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $219,855,851)                                                                              224,011,009
                                                                                                                 ---------------
COLLATERAL FOR SECURITIES LENDING: 0.92%

                                                                                                        YIELD
                                                                                                       -------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.17%
         97,689   AIM STIT-LIQUID ASSETS PORTFOLIO(u)                                                    0.18%            97,689
         97,689   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(u)                                        0.12             97,689
         97,689   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                               0.13             97,689
         97,702   JPMORGAN PRIME MONEY MARKET FUND(u)                                                    0.14             97,702
                                                                                                                         390,769
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

EQUITY INCOME PORTFOLIO

                                                                                         INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                                                            RATE        DATE           VALUE
---------------   -------------------------------------------------------------          --------   ----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS: 0.75%
$        12,687   ANTALIS US FUNDING CORPORATION++(p)                                      0.22%    01/13/2010   $        12,686
         12,687   ANTALIS US FUNDING CORPORATION++(p)                                      0.28     01/07/2010            12,686
         12,687   ANTALIS US FUNDING CORPORATION++(p)                                      0.29     01/29/2010            12,684
         38,061   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                           0.19     01/15/2010            38,058
         33,620   BANCO SANTANDER SA (MADRID)                                              0.08     01/04/2010            33,620
         25,374   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $25,377)                      0.01     01/04/2010            25,374
         33,620   BANK OF IRELAND                                                          0.05     01/04/2010            33,620
         33,620   BNP PARIBAS (PARIS)                                                      0.11     01/04/2010            33,620
          5,075   CALCASIEU PARISH LA+/-ss                                                 0.37     12/01/2027             5,075
          6,978   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss              0.32     06/01/2028             6,978
         39,329   CALYON (NEW YORK)                                                        0.18     01/08/2010            39,329
          3,359   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                0.28     10/01/2038             3,359
         36,792   COMMERZBANK AG (GRAND CAYMAN)                                            0.00     01/04/2010            36,792
         10,150   COOK COUNTY IL+/-ss                                                      0.40     11/01/2030            10,150
          9,515   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $9,516)                                                                  0.01     01/04/2010             9,515
         33,620   DANSKE BANK A/S COPENHAGEN                                               0.12     01/04/2010            33,620
         22,836   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                             0.35     12/15/2037            22,836
         35,523   ENI FINANCE USA INCORPORATED++                                           0.19     02/04/2010            35,517
         38,061   FORTIS BANK NV SA                                                        0.19     01/19/2010            38,061
          8,881   GDF SUEZ++                                                               0.19     01/12/2010             8,880
         31,717   GDF SUEZ++                                                               0.20     02/03/2010            31,712
         19,030   GOTHAM FUNDING CORPORATION++(p)                                          0.18     01/11/2010            19,029
         19,137   GOTHAM FUNDING CORPORATION++(p)                                          0.19     01/05/2010            19,137
         38,061   GOVCO INCORPORATED++(p)                                                  0.19     01/12/2010            38,059
        278,863   GRYPHON FUNDING LIMITED(a)(i)                                            0.00     08/05/2010           107,585
         17,762   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                 0.23     05/01/2023            17,762
         12,877   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                 0.23     07/01/2034            12,877
          2,093   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    0.27     11/01/2042             2,093
         19,030   HOUSTON TX UTILITY SYSTEM+/-ss                                           0.25     05/15/2034            19,030
          6,343   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                  0.28     07/01/2029             6,343
          2,537   INDIANA MUNICIPAL POWER AGENCY+/-ss                                      0.28     01/01/2018             2,537
          3,679   ING USA FUNDING LLC                                                      0.20     01/04/2010             3,679
          9,515   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  US TREASURY SECURITIES (MATURITY VALUE $9,516)                           0.01     01/04/2010             9,515
          3,806   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                   0.28     04/15/2025             3,806
         38,061   KOCH RESOURCES LLC++                                                     0.19     01/25/2010            38,056
         31,717   LIBERTY STREET FUNDING CORPORATION++(p)                                  0.18     01/08/2010            31,716
         31,717   LLOYDS TSB BANK PLC                                                      0.18     01/08/2010            31,717
         12,687   LMA AMERICAS LLC++(p)                                                    0.19     01/19/2010            12,686
         41,930   MASSACHUSETTS HEFA+/-ss                                                  0.22     10/01/2034            41,930
          6,280   MATCHPOINT MASTER TRUST++(p)                                             0.19     01/05/2010             6,280
         31,717   MATCHPOINT MASTER TRUST++(p)                                             0.20     01/27/2010            31,713
          4,567   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                0.27     02/01/2036             4,567
          2,537   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 0.28     01/01/2018             2,537
         29,751   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                  0.25     07/01/2034            29,751
         22,075   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                    0.22     12/01/2040            22,075
         23,154   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                             0.20     01/12/2010            23,152
         10,150   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                             0.21     01/11/2010            10,149
          8,069   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                 0.29     01/01/2034             8,069
         27,290   REGENCY MARKETS #1 LLC++(p)                                              0.20     01/07/2010            27,289
         11,442   REGENCY MARKETS #1 LLC++(p)                                              0.20     01/20/2010            11,441
         31,717   SALISBURY RECEIVABLES COMPANY++(p)                                       0.19     01/19/2010            31,714
         17,121   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                     0.18     12/01/2028            17,121
         40,091   SANPAOLO IMI US FINANCIAL COMPANY                                        0.19     01/19/2010            40,087
         26,643   SCALDIS CAPITAL LIMITED++(p)                                             0.24     01/06/2010            26,642
         39,329   SOCIETE GENERALE BANNON LLC                                              0.18     01/11/2010            39,329
         38,061   STARBIRD FUNDING CORPORATION++(p)                                        0.19     01/06/2010            38,060
         38,061   SUMITOMO TRUST & BANKING COMPANY                                         0.22     01/05/2010            38,060
         10,023   TASMAN FUNDING INCORPORATED++(p)                                         0.24     01/05/2010            10,022
         29,180   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                  0.18     01/15/2010            29,178
         30,449   TICONDEROGA MASTER FUNDING LIMITED++(p)                                  0.18     01/07/2010            30,448

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

EQUITY INCOME PORTFOLIO

                                                                                         INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                                                            RATE        DATE           VALUE
---------------   -------------------------------------------------------------          --------   ----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        11,418   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                        0.25%    07/01/2032   $        11,418
         38,061   UNICREDITO ITALIANO (NEW YORK)                                           0.25     01/04/2010            38,061
          3,806   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                        0.30     12/15/2040             3,806
        353,637   VFNC CORPORATION+++/-(a)(i)                                              0.45     09/30/2010           180,355
         31,717   VICTORY RECEIVABLES CORPORATION++(p)                                     0.19     01/08/2010            31,716
          8,881   VICTORY RECEIVABLES CORPORATION++(p)                                     0.20     01/13/2010             8,880
         38,061   YORKTOWN CAPITAL LLC++(p)                                                0.19     02/03/2010            38,060
                                                                                                                       1,691,709
                                                                                                                 ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,041,988)                                                              2,082,478
                                                                                                                 ---------------

    SHARES                                                                                 YIELD
---------------                                                                          --------
SHORT-TERM INVESTMENTS: 0.94%
       2,128,857  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                           0.10                       2,128,857
                                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,128,857)                                                                         2,128,857
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $224,026,696)*                                                        100.86%                           $   228,222,344
OTHER ASSETS AND LIABILITIES, NET                                               (0.86)                                (1,937,569)
                                                                               ------                            ---------------
TOTAL NET ASSETS                                                               100.00%                           $   226,284,775
                                                                               ------                            ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,128,857.

(u)  RATE SHOWN IS 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $224,829,443 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $42,498,181
GROSS UNREALIZED DEPRECIATION   (39,105,280)
                                -----------
NET UNREALIZED APPRECIATION     $ 3,392,901

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

EQUITY VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.86%
APPAREL & ACCESSORY STORES: 1.98%
        103,700   GUESS? INCORPORATED                                                                           $      4,386,510
         97,900   KOHL'S CORPORATION+                                                                                  5,279,747
                                                                                                                       9,666,257
                                                                                                                 ---------------
AUTO & TRUCKS: 0.79%
        384,300   FORD MOTOR COMPANY+<<                                                                                3,843,000
                                                                                                                 ---------------
BIOTECHNOLOGY: 3.31%
        186,300   AMGEN INCORPORATED+                                                                                 10,538,991
        107,000   LIFE TECHNOLOGIES CORPORATION+<<                                                                     5,588,610
                                                                                                                      16,127,601
                                                                                                                 ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.48%
         95,600   WALTER INDUSTRIES INCORPORATED<<                                                                     7,199,636
                                                                                                                 ---------------
BUSINESS SERVICES: 0.57%
         63,900   SYBASE INCORPORATED+                                                                                 2,773,260
                                                                                                                 ---------------
CHEMICALS: 2.39%
        157,700   CELANESE CORPORATION CLASS A<<                                                                       5,062,170
        238,000   DOW CHEMICAL COMPANY                                                                                 6,575,940
                                                                                                                      11,638,110
                                                                                                                 ---------------
COAL MINING: 1.22%
        136,800   ALPHA NATURAL RESOURCES INCORPORATED+                                                                5,934,384
                                                                                                                 ---------------
COMMUNICATIONS: 5.30%
        429,700   AT&T INCORPORATED                                                                                   12,044,491
        161,500   COMCAST CORPORATION CLASS A                                                                          2,722,890
      1,320,900   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                    5,560,989
        165,000   VERIZON COMMUNICATIONS INCORPORATED                                                                  5,466,450
                                                                                                                      25,794,820
                                                                                                                 ---------------
COMPUTER SOFTWARE & SERVICES: 0.53%
        101,400   AKAMAI TECHNOLOGIES INCORPORATED+                                                                    2,568,462
                                                                                                                 ---------------
COMPUTERS - MEMORY DEVICES: 1.08%
        300,400   EMC CORPORATION+                                                                                     5,247,988
                                                                                                                 ---------------
COSMETICS , PERSONAL CARE: 0.83%
         63,000   JOHNSON & JOHNSON                                                                                    4,057,830
                                                                                                                 ---------------
DEPOSITORY INSTITUTIONS: 10.86%
        970,000   BANK OF AMERICA CORPORATION                                                                         14,608,200
      1,291,600   CITIGROUP INCORPORATED                                                                               4,275,196
         85,900   COMERICA INCORPORATED                                                                                2,540,063
        460,000   JPMORGAN CHASE & COMPANY                                                                            19,168,200
        374,500   KEYCORP                                                                                              2,078,475
         99,500   PNC FINANCIAL SERVICES GROUP INCORPORATED                                                            5,252,605
        935,000   REGIONS FINANCIAL CORPORATION<<                                                                      4,946,150
                                                                                                                      52,868,889
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

EQUITY VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
DRILLING OIL & NATURAL GAS WELLS: 1.73%
        206,700   NOBLE CORPORATION                                                                              $     8,412,690
                                                                                                                 ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.35%
        514,100   AES CORPORATION+                                                                                     6,842,671
        176,000   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                         6,123,040
        341,500   EL PASO CORPORATION                                                                                  3,356,945
                                                                                                                      16,322,656
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.05%
        357,500   ADVANCED MICRO DEVICES INCORPORATED+<<                                                               3,460,600
        196,600   COOPER INDUSTRIES PLC                                                                                8,383,024
        228,300   GENERAL ELECTRIC COMPANY                                                                             3,454,179
        718,100   MICRON TECHNOLOGY INCORPORATED+                                                                      7,583,136
        151,100   NVIDIA CORPORATION+                                                                                  2,822,548
        154,000   TYCO ELECTRONICS LIMITED                                                                             3,780,700
                                                                                                                      29,484,187
                                                                                                                 ---------------
ENGINEERING CONSTRUCTION: 1.18%
        127,900   FLUOR CORPORATION                                                                                    5,760,616
                                                                                                                 ---------------
FOOD & KINDRED PRODUCTS: 0.60%
         47,200   JM SMUCKER COMPANY                                                                                   2,914,600
                                                                                                                 ---------------
HEALTH SERVICES: 1.65%
        113,200   CARDINAL HEALTH INCORPORATED                                                                         3,649,568
        144,200   UNIVERSAL HEALTH SERVICES CLASS B                                                                    4,398,100
                                                                                                                       8,047,668
                                                                                                                 ---------------
HOLDING & OTHER INVESTMENT OFFICES: 3.18%
        103,800   BOSTON PROPERTIES INCORPORATED                                                                       6,961,866
        106,985   SIMON PROPERTY GROUP INCORPORATED                                                                    8,537,403
                                                                                                                      15,499,269
                                                                                                                 ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.18%
        284,000   WYNDHAM WORLDWIDE CORPORATION                                                                        5,728,280
                                                                                                                 ---------------
HOUSEHOLD PRODUCTS , WARE: 1.58%
         99,000   FORTUNE BRANDS INCORPORATED                                                                          4,276,800
        227,000   NEWELL RUBBERMAID INCORPORATED                                                                       3,407,270
                                                                                                                       7,684,070
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.63%
         66,800   CATERPILLAR INCORPORATED<<                                                                           3,806,932
         91,200   CUMMINS INCORPORATED                                                                                 4,182,432
        182,800   INGERSOLL-RAND PLC                                                                                   6,533,272
        392,200   SEAGATE TECHNOLOGY                                                                                   7,134,118
        111,700   STANLEY WORKS<<                                                                                      5,753,667
                                                                                                                      27,410,421
                                                                                                                 ---------------
INSURANCE CARRIERS: 5.35%
         56,000   ARCH CAPITAL GROUP LIMITED+                                                                          4,006,800
         66,000   LOEWS CORPORATION                                                                                    2,399,100
        170,000   PRUDENTIAL FINANCIAL INCORPORATED                                                                    8,459,200
        172,100   UNITEDHEALTH GROUP INCORPORATED                                                                      5,245,608

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

EQUITY VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INSURANCE CARRIERS (continued)
        324,000   XL CAPITAL LIMITED CLASS A                                                                     $     5,938,920
                                                                                                                      26,049,628
                                                                                                                 ---------------
METAL MINING: 2.77%
        132,600   CLIFFS NATURAL RESOURCES INCORPORATED                                                                6,111,534
         91,700   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                  7,362,593
                                                                                                                      13,474,127
                                                                                                                 ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.72%
        124,400   CAPITAL ONE FINANCIAL CORPORATION<<                                                                  4,769,496
        245,400   DISCOVER FINANCIAL SERVICES                                                                          3,609,834
                                                                                                                       8,379,330
                                                                                                                 ---------------
OFFICE EQUIPMENT: 0.53%
        308,000   XEROX CORPORATION<<                                                                                  2,605,680
                                                                                                                 ---------------
OIL & GAS EXTRACTION: 7.77%
        148,500   CHESAPEAKE ENERGY CORPORATION                                                                        3,843,180
         91,200   DEVON ENERGY CORPORATION                                                                             6,703,200
        226,900   NEWFIELD EXPLORATION COMPANY+                                                                       10,943,387
         54,900   OCCIDENTAL PETROLEUM CORPORATION                                                                     4,466,115
        166,300   WHITING PETROLEUM CORPORATION+                                                                      11,882,135
                                                                                                                      37,838,017
                                                                                                                 ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.65%
        180,100   CHEVRON CORPORATION                                                                                 13,865,899
        115,000   CONOCOPHILLIPS                                                                                       5,873,050
        164,800   EXXON MOBIL CORPORATION                                                                             11,237,712
        103,700   HESS CORPORATION                                                                                     6,273,850
                                                                                                                      37,250,511
                                                                                                                 ---------------
PHARMACEUTICALS: 4.07%
        136,700   MERCK & COMPANY INCORPORATED                                                                         4,995,018
        814,200   PFIZER INCORPORATED                                                                                 14,810,298
                                                                                                                      19,805,316
                                                                                                                 ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.06%
        354,000   GANNETT COMPANY INCORPORATED                                                                         5,256,900
        160,900   VIACOM INCORPORATED CLASS B+                                                                         4,783,557
                                                                                                                      10,040,457
                                                                                                                 ---------------
RENTAL AUTO/EQUIPMENT: 0.70%
        287,300   HERTZ GLOBAL HOLDINGS INCORPORATED+                                                                  3,424,616
                                                                                                                 ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.53%
         83,000   JARDEN CORPORATION                                                                                   2,565,530
                                                                                                                 ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.61%
        253,800   AMERIPRISE FINANCIAL INCORPORATED                                                                    9,852,516
         45,725   GOLDMAN SACHS GROUP INCORPORATED                                                                     7,720,209
                                                                                                                      17,572,725
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

EQUITY VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.52%
         99,600   OWENS CORNING INCORPORATED+                                                                    $     2,553,744
                                                                                                                 ---------------
TOBACCO PRODUCTS: 0.85%
         78,100   REYNOLDS AMERICAN INCORPORATED                                                                       4,136,957
                                                                                                                 ---------------
TRANSPORTATION EQUIPMENT: 4.26%
         53,200   AUTOLIV INCORPORATED                                                                                 2,306,752
         75,000   GENERAL DYNAMICS CORPORATION                                                                         5,112,750
        148,400   ITT CORPORATION                                                                                      7,381,416
        316,400   TEXTRON INCORPORATED<<                                                                               5,951,484
                                                                                                                      20,752,402
                                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $428,377,006)                                                                              481,433,734
                                                                                                                 ---------------

COLLATERAL FOR SECURITIES LENDING: 8.85%

                                                                                           YIELD
                                                                                         --------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.86%
       2,268,747  AIM STIT-LIQUID ASSETS PORTFOLIO(u)                                      0.18%                       2,268,747
       2,268,747  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(u)                          0.12                        2,268,747
       2,268,747  DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                 0.13                        2,268,747
       2,269,043  JPMORGAN PRIME MONEY MARKET FUND(u)                                      0.14                        2,269,043
                                                                                                                       9,075,284
                                                                                                                 ---------------

                                                                                         INTEREST    MATURITY
   PRINCIPAL                                                                               RATE        DATE
---------------                                                                          --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 6.99%
$       294,642   ANTALIS US FUNDING CORPORATION++(p)                                       0.22    01/13/2010           294,621
        294,642   ANTALIS US FUNDING CORPORATION++(p)                                       0.28    01/07/2010           294,629
        294,642   ANTALIS US FUNDING CORPORATION++(p)                                       0.29    01/29/2010           294,576
        883,927   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                            0.19    01/15/2010           883,862
        780,802   BANCO SANTANDER SA (MADRID)                                               0.08    01/04/2010           780,802
        589,285   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $589,350)                      0.01    01/04/2010           589,285
        780,802   BANK OF IRELAND                                                           0.05    01/04/2010           780,802
        780,802   BNP PARIBAS (PARIS)                                                       0.11    01/04/2010           780,802
        117,857   CALCASIEU PARISH LA+/-ss                                                  0.37    12/01/2027           117,857
        162,053   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss               0.32    06/01/2028           162,053
        913,392   CALYON (NEW YORK)                                                         0.18    01/08/2010           913,392
         78,007   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                 0.28    10/01/2038            78,007
        854,463   COMMERZBANK AG (GRAND CAYMAN)                                             0.00    01/04/2010           854,463
        235,714   COOK COUNTY IL+/-ss                                                       0.40    11/01/2030           235,714
        220,982   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $221,007)                                                                 0.01    01/04/2010           220,982
        780,802   DANSKE BANK A/S COPENHAGEN                                                0.12    01/04/2010           780,802
        530,356   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                              0.35    12/15/2037           530,356
        824,999   ENI FINANCE USA INCORPORATED++                                            0.19    02/04/2010           824,851
        883,927   FORTIS BANK NV SA                                                         0.19    01/19/2010           883,927
        206,250   GDF SUEZ++                                                                0.19    01/12/2010           206,238
        736,606   GDF SUEZ++                                                                0.20    02/03/2010           736,471
        441,964   GOTHAM FUNDING CORPORATION++(p)                                           0.18    01/11/2010           441,942
        444,439   GOTHAM FUNDING CORPORATION++(p)                                           0.19    01/05/2010           444,429
        883,927   GOVCO INCORPORATED++(p)                                                   0.19    01/12/2010           883,876
      1,386,804   GRYPHON FUNDING LIMITED(a)(i)                                             0.00    08/05/2010           535,029
        412,499   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.23    05/01/2023           412,499
        299,062   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.23    07/01/2034           299,062
         48,616   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                     0.27    11/01/2042            48,616
        441,964   HOUSTON TX UTILITY SYSTEM+/-ss                                            0.25    05/15/2034           441,964
        147,321   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                   0.28    07/01/2029           147,321
         58,928   INDIANA MUNICIPAL POWER AGENCY+/-ss                                       0.28    01/01/2018            58,928

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

EQUITY VALUE PORTFOLIO

                                                                                         INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                                                            RATE        DATE           VALUE
---------------   --------------------------------------------------------------------   --------   ----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        85,446   ING USA FUNDING LLC                                                       0.20%   01/04/2010   $        85,445
        220,982   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  US TREASURY SECURITIES (MATURITY VALUE $221,007)                          0.01    01/04/2010           220,982
         88,393   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                    0.28    04/15/2025            88,393
        883,927   KOCH RESOURCES LLC++                                                      0.19    01/25/2010           883,815
        736,606   LIBERTY STREET FUNDING CORPORATION++(p)                                   0.18    01/08/2010           736,580
        736,606   LLOYDS TSB BANK PLC                                                       0.18    01/08/2010           736,606
        294,642   LMA AMERICAS LLC++(p)                                                     0.19    01/19/2010           294,614
        973,793   MASSACHUSETTS HEFA+/-ss                                                   0.22    10/01/2034           973,793
        145,848   MATCHPOINT MASTER TRUST++(p)                                              0.19    01/05/2010           145,845
        736,606   MATCHPOINT MASTER TRUST++(p)                                              0.20    01/27/2010           736,500
        106,071   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                 0.27    02/01/2036           106,071
         58,928   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                  0.28    01/01/2018            58,928
        690,937   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                   0.25    07/01/2034           690,937
        512,678   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                     0.22    12/01/2040           512,678
        537,722   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20    01/12/2010           537,690
        235,714   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.21    01/11/2010           235,700
        187,393   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                  0.29    01/01/2034           187,393
        633,776   REGENCY MARKETS #1 LLC++(p)                                               0.20    01/07/2010           633,755
        265,738   REGENCY MARKETS #1 LLC++(p)                                               0.20    01/20/2010           265,710
        736,606   SALISBURY RECEIVABLES COMPANY++(p)                                        0.19    01/19/2010           736,536
        397,620   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                      0.18    12/01/2028           397,620
        931,070   SANPAOLO IMI US FINANCIAL COMPANY                                         0.19    01/19/2010           930,982
        618,749   SCALDIS CAPITAL LIMITED++(p)                                              0.24    01/06/2010           618,728
        913,392   SOCIETE GENERALE BANNON LLC                                               0.18    01/11/2010           913,392
        883,927   STARBIRD FUNDING CORPORATION++(p)                                         0.19    01/06/2010           883,904
        883,927   SUMITOMO TRUST & BANKING COMPANY                                          0.22    01/05/2010           883,906
        232,768   TASMAN FUNDING INCORPORATED++(p)                                          0.24    01/05/2010           232,761
        677,678   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                   0.18    01/15/2010           677,630
        707,142   TICONDEROGA MASTER FUNDING LIMITED++(p)                                   0.18    01/07/2010           707,121
        265,178   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                         0.25    07/01/2032           265,178
        883,927   UNICREDITO ITALIANO (NEW YORK)                                            0.25    01/04/2010           883,928
         88,393   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                         0.30    12/15/2040            88,393
      1,758,657   VFNC CORPORATION+++/-                                                     0.45    09/30/2010           896,915
        736,606   VICTORY RECEIVABLES CORPORATION++(p)                                      0.19    01/08/2010           736,579
        206,250   VICTORY RECEIVABLES CORPORATION++(p)                                      0.20    01/13/2010           206,236
        883,927   YORKTOWN CAPITAL LLC++(p)                                                 0.19    02/03/2010           883,773
                                                                                                                      34,033,175
                                                                                                                 ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $42,907,100)                                                            43,108,459
                                                                                                                 ---------------

     SHARES                                                                                YIELD
---------------                                                                          --------
SHORT-TERM INVESTMENTS: 1.28%
      6,261,599   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                           0.10                       6,261,599
                                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,261,599)                                                                         6,261,599
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $477,545,705)*                                                            108.99%                          $   530,803,792

OTHER ASSETS AND LIABILITIES, NET                                                (8.99)                              (43,802,251)
                                                                                ------                           ---------------
TOTAL NET ASSETS                                                                100.00%                          $   487,001,541
                                                                                ------                           ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

EQUITY VALUE PORTFOLIO

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,261,599.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $481,026,018 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 65,999,593
GROSS UNREALIZED DEPRECIATION    (16,221,819)
                                ------------
NET UNREALIZED APPRECIATION     $ 49,777,774

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.57%
AEROSPACE, DEFENSE: 0.91%
        146,295   BOEING COMPANY                                                                                 $     7,918,948
         25,038   GOODRICH CORPORATION                                                                                 1,608,692
         64,401   LOCKHEED MARTIN CORPORATION                                                                          4,852,615
         77,158   RAYTHEON COMPANY                                                                                     3,975,180
                                                                                                                      18,355,435
                                                                                                                 ---------------
APPAREL & ACCESSORY STORES: 0.51%
         17,714   ABERCROMBIE & FITCH COMPANY CLASS A                                                                    617,333
         95,858   GAP INCORPORATED                                                                                     2,008,225
         61,732   KOHL'S CORPORATION+                                                                                  3,329,207
         53,859   LIMITED BRANDS INCORPORATED                                                                          1,036,247
         33,280   NORDSTROM INCORPORATED<<                                                                             1,250,662
         11,567   POLO RALPH LAUREN CORPORATION                                                                          936,696
         25,187   ROSS STORES INCORPORATED                                                                             1,075,737
                                                                                                                      10,254,107
                                                                                                                 ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.18%
         64,213   COACH INCORPORATED                                                                                   2,345,701
         17,877   VF CORPORATION                                                                                       1,309,311
                                                                                                                       3,655,012
                                                                                                                 ---------------
AUTO & TRUCKS: 0.33%
        665,862   FORD MOTOR COMPANY<<+                                                                                6,658,620
                                                                                                                 ---------------
AUTO PARTS & EQUIPMENT: 0.23%
          6,024   AUTOZONE INCORPORATED+                                                                                 952,214
        135,117   JOHNSON CONTROLS INCORPORATED                                                                        3,680,587
                                                                                                                       4,632,801
                                                                                                                 ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.07%
         18,618   AUTONATION INCORPORATED+                                                                               356,535
         27,622   O'REILLY AUTOMOTIVE INCORPORATED+                                                                    1,052,951
                                                                                                                       1,409,486
                                                                                                                 ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
         11,285   RYDER SYSTEM INCORPORATED                                                                              464,603
                                                                                                                 ---------------
BASIC MATERIALS: 0.03%
         15,914   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                        654,702
                                                                                                                 ---------------
BEVERAGES: 1.31%
        466,548   THE COCA-COLA COMPANY<<                                                                             26,593,236
                                                                                                                 ---------------
BIOPHARMACEUTICALS: 0.82%
         92,537   CELGENE CORPORATION+                                                                                 5,152,460
         15,032   CEPHALON INCORPORATED+                                                                                 938,147
         53,433   GENZYME CORPORATION+                                                                                 2,618,751
        181,193   GILEAD SCIENCES INCORPORATED+                                                                        7,842,033
                                                                                                                      16,551,391
                                                                                                                 ---------------
BIOTECHNOLOGY: 0.82%
        203,787   AMGEN INCORPORATED+                                                                                 11,528,231
         58,228   BIOGEN IDEC INCORPORATED+                                                                            3,115,198

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
BIOTECHNOLOGY (continued)
         35,907   LIFE TECHNOLOGIES CORPORATION+                                                                 $     1,875,423
                                                                                                                      16,518,852
                                                                                                                 ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.08%
         55,645   D.R. HORTON INCORPORATED                                                                               604,861
         32,481   LENNAR CORPORATION CLASS A                                                                             414,782
         63,564   PULTE HOMES INCORPORATED                                                                               635,640
                                                                                                                       1,655,283
                                                                                                                 ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.94%
         26,580   FASTENAL COMPANY<<                                                                                   1,106,791
        342,366   HOME DEPOT INCORPORATED                                                                              9,904,648
        296,383   LOWE'S COMPANIES INCORPORATED                                                                        6,932,398
         19,169   SHERWIN-WILLIAMS COMPANY                                                                             1,181,769
                                                                                                                      19,125,606
                                                                                                                 ---------------
BUSINESS SERVICES: 2.55%
         19,659   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                   1,173,446
         46,252   AUTODESK INCORPORATED+                                                                               1,175,263
        101,603   AUTOMATIC DATA PROCESSING INCORPORATED                                                               4,350,640
         79,834   CA INCORPORATED                                                                                      1,793,072
         36,841   CITRIX SYSTEMS INCORPORATED+                                                                         1,532,954
         59,338   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                  2,688,011
         30,688   COMPUTER SCIENCES CORPORATION+                                                                       1,765,481
         46,403   COMPUWARE CORPORATION+                                                                                 335,494
         25,464   EQUIFAX INCORPORATED                                                                                   786,583
         65,996   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                  1,546,946
         30,986   FISERV INCORPORATED+                                                                                 1,502,201
         36,733   IMS HEALTH INCORPORATED                                                                                773,597
         97,876   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                           722,325
         36,440   IRON MOUNTAIN INCORPORATED+                                                                            829,374
        105,793   JUNIPER NETWORKS INCORPORATED+                                                                       2,821,499
         25,309   MONSTER WORLDWIDE INCORPORATED+                                                                        440,377
         69,825   NOVELL INCORPORATED+                                                                                   289,774
         62,666   OMNICOM GROUP INCORPORATED                                                                           2,453,374
        787,306   ORACLE CORPORATION                                                                                  19,320,489
         30,396   ROBERT HALF INTERNATIONAL INCORPORATED                                                                 812,485
         22,130   SALESFORCE.COM INCORPORATED+                                                                         1,632,530
        151,685   SUN MICROSYSTEMS INCORPORATED+                                                                       1,421,286
         39,701   TOTAL SYSTEM SERVICES INCORPORATED                                                                     685,636
         38,727   VERISIGN INCORPORATED+                                                                                 938,742
                                                                                                                      51,791,579
                                                                                                                 ---------------
CASINO & GAMING: 0.10%
         59,798   INTERNATIONAL GAME TECHNOLOGY<<                                                                      1,122,408
         13,882   WYNN RESORTS LIMITED                                                                                   808,349
                                                                                                                       1,930,757
                                                                                                                 ---------------
CHEMICALS: 0.62%
        230,281   DOW CHEMICAL COMPANY                                                                                 6,362,664
        181,959   E.I. DU PONT DE NEMOURS & COMPANY                                                                    6,126,560
                                                                                                                      12,489,224
                                                                                                                 ---------------
CHEMICALS & ALLIED PRODUCTS: 1.29%
         42,625   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                3,455,183

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
         16,531   AIRGAS INCORPORATED                                                                            $       786,876
          9,777   CF INDUSTRIES HOLDINGS INCORPORATED                                                                    887,556
         14,639   EASTMAN CHEMICAL COMPANY                                                                               881,853
         47,830   ECOLAB INCORPORATED                                                                                  2,132,261
         14,557   FMC CORPORATION                                                                                        811,698
        109,743   MONSANTO COMPANY                                                                                     8,971,490
         33,621   PPG INDUSTRIES INCORPORATED                                                                          1,968,173
         61,773   PRAXAIR INCORPORATED                                                                                 4,960,990
         24,502   SIGMA-ALDRICH CORPORATION                                                                            1,238,086
                                                                                                                      26,094,166
                                                                                                                 ---------------
COAL MINING: 0.25%
         36,409   CONSOL ENERGY INCORPORATED                                                                           1,813,168
         17,223   MASSEY ENERGY COMPANY                                                                                  723,538
         53,926   PEABODY ENERGY CORPORATION                                                                           2,437,994
                                                                                                                       4,974,700
                                                                                                                 ---------------
COMMERCIAL SERVICES: 0.16%
         64,757   PAYCHEX INCORPORATED                                                                                 1,984,154
         61,648   SAIC INCORPORATED+                                                                                   1,167,613
                                                                                                                       3,151,767
                                                                                                                 ---------------
COMMUNICATIONS: 3.89%
      1,188,125   AT&T INCORPORATED                                                                                   33,303,144
         59,904   CENTURYTEL INCORPORATED                                                                              2,169,124
        574,770   COMCAST CORPORATION CLASS A<<                                                                        9,690,622
         52,505   METROPCS COMMUNICATIONS INCORPORATED+                                                                  400,613
        453,669   NEWS CORPORATION CLASS A                                                                             6,210,729
        298,973   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                    1,258,676
         18,007   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                              747,291
        597,781   SPRINT NEXTEL CORPORATION<<+                                                                         2,187,878
         70,960   TIME WARNER CABLE INCORPORATED                                                                       2,937,035
        571,944   VERIZON COMMUNICATIONS INCORPORATED                                                                 18,948,505
         87,936   WINDSTREAM CORPORATION                                                                                 966,417
                                                                                                                      78,820,034
                                                                                                                 ---------------
COMPUTER SOFTWARE & SERVICES: 0.04%
         34,485   AKAMAI TECHNOLOGIES INCORPORATED+                                                                      873,505
                                                                                                                 ---------------
COMPUTERS - MEMORY DEVICES: 0.35%
        410,704   EMC CORPORATION+                                                                                     7,174,999
                                                                                                                 ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.04%
         42,248   QUANTA SERVICES INCORPORATED+                                                                          880,448
                                                                                                                 ---------------
COSMETICS, PERSONAL CARE: 2.35%
         85,984   AVON PRODUCTS INCORPORATED                                                                           2,708,496
        100,105   COLGATE-PALMOLIVE COMPANY                                                                            8,223,626
         23,766   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                          1,149,324
        588,271   PROCTER & GAMBLE COMPANY                                                                            35,666,871
                                                                                                                      47,748,317
                                                                                                                 ---------------
CRUDE PETROLEUM & NATURAL GAS: 0.12%
         34,928   NOBLE ENERGY INCORPORATED                                                                            2,487,572
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
DEPOSITORY INSTITUTIONS: 7.33%
      2,000,699   BANK OF AMERICA CORPORATION                                                                    $    30,130,521
        242,466   BANK OF NEW YORK MELLON CORPORATION                                                                  6,781,774
        138,446   BB&T CORPORATION                                                                                     3,512,375
      3,926,178   CITIGROUP INCORPORATED                                                                              12,995,649
         30,427   COMERICA INCORPORATED                                                                                  899,726
        160,131   FIFTH THIRD BANCORP                                                                                  1,561,277
         44,682   FIRST HORIZON NATIONAL CORPORATION+                                                                    598,735
         95,191   HUDSON CITY BANCORP INCORPORATED                                                                     1,306,972
        143,970   HUNTINGTON BANCSHARES INCORPORATED                                                                     525,491
        793,423   JPMORGAN CHASE & COMPANY                                                                            33,061,936
        176,888   KEYCORP                                                                                                981,728
         16,643   M&T BANK CORPORATION<<                                                                               1,113,250
        105,643   MARSHALL & ILSLEY CORPORATION                                                                          575,754
         48,625   NORTHERN TRUST CORPORATION                                                                           2,547,950
         92,900   PNC FINANCIAL SERVICES GROUP INCORPORATED                                                            4,904,191
        239,202   REGIONS FINANCIAL CORPORATION                                                                        1,265,379
         99,597   STATE STREET CORPORATION                                                                             4,336,453
        100,500   SUNTRUST BANKS INCORPORATED                                                                          2,039,145
        385,053   US BANCORP<<                                                                                         8,667,543
      1,029,077   WELLS FARGO & COMPANY<<(l)+++                                                                       27,774,797
        139,351   WESTERN UNION COMPANY                                                                                2,626,766
         27,827   ZIONS BANCORPORATION<<                                                                                 357,020
                                                                                                                     148,564,432
                                                                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES: 0.02%
         36,648   JANUS CAPITAL GROUP INCORPORATED                                                                       492,916
                                                                                                                 ---------------
E-COMMERCE/SERVICES: 0.80%
         67,127   AMAZON.COM INCORPORATED+                                                                             9,029,924
        226,486   EBAY INCORPORATED+                                                                                   5,331,480
          8,849   PRICELINE.COM INCORPORATED+                                                                          1,933,507
                                                                                                                      16,294,911
                                                                                                                 ---------------
EATING & DRINKING PLACES: 0.88%
         28,110   DARDEN RESTAURANTS INCORPORATED                                                                        985,818
        217,286   MCDONALD'S CORPORATION                                                                              13,567,338
         94,168   YUM! BRANDS INCORPORATED                                                                             3,293,055
                                                                                                                      17,846,211
                                                                                                                 ---------------
EDUCATIONAL SERVICES: 0.11%
         25,875   APOLLO GROUP INCORPORATED CLASS A+                                                                   1,567,508
         12,442   DEVRY INCORPORATED                                                                                     705,835
                                                                                                                       2,273,343
                                                                                                                 ---------------
ELECTRIC, GAS & SANITARY SERVICES: 4.12%
        134,413   AES CORPORATION+                                                                                     1,789,037
         34,140   ALLEGHENY ENERGY INCORPORATED                                                                          801,607
         47,702   AMEREN CORPORATION                                                                                   1,333,271
         96,173   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                         3,345,859
         78,598   CENTERPOINT ENERGY INCORPORATED                                                                      1,140,457
         46,229   CMS ENERGY CORPORATION                                                                                 723,946
         56,497   CONSOLIDATED EDISON INCORPORATED                                                                     2,566,659
         40,449   CONSTELLATION ENERGY GROUP INCORPORATED                                                              1,422,591
        120,250   DOMINION RESOURCES INCORPORATED                                                                      4,680,130
         33,207   DTE ENERGY COMPANY                                                                                   1,447,493
        262,673   DUKE ENERGY CORPORATION                                                                              4,520,602
         65,599   EDISON INTERNATIONAL                                                                                 2,281,533
        141,196   EL PASO CORPORATION                                                                                  1,387,957

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
         38,040   ENTERGY CORPORATION<<                                                                          $     3,113,194
        132,761   EXELON CORPORATION                                                                                   6,488,030
         61,376   FIRSTENERGY CORPORATION                                                                              2,850,915
         83,224   FPL GROUP INCORPORATED                                                                               4,395,892
         62,885   FRONTIER COMMUNICATIONS CORPORATION                                                                    491,132
         15,386   INTEGRYS ENERGY GROUP INCORPORATED                                                                     646,058
          9,106   NICOR INCORPORATED                                                                                     383,363
         55,521   NISOURCE INCORPORATED                                                                                  853,913
         35,328   NORTHEAST UTILITIES                                                                                    911,109
         44,616   PEPCO HOLDINGS INCORPORATED                                                                            751,780
         74,690   PG&E CORPORATION                                                                                     3,334,909
         20,392   PINNACLE WEST CAPITAL CORPORATION                                                                      745,939
         75,920   PPL CORPORATION                                                                                      2,452,975
         56,300   PROGRESS ENERGY INCORPORATED                                                                         2,308,863
        101,875   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                         3,387,344
         35,107   QUESTAR CORPORATION                                                                                  1,459,398
         65,058   REPUBLIC SERVICES INCORPORATED                                                                       1,841,792
         22,312   SCANA CORPORATION                                                                                      840,716
         49,619   SEMPRA ENERGY                                                                                        2,777,672
        130,219   SPECTRA ENERGY CORPORATION                                                                           2,670,792
         16,958   STERICYCLE INCORPORATED+                                                                               935,573
         43,040   TECO ENERGY INCORPORATED                                                                               698,109
        161,116   THE SOUTHERN COMPANY                                                                                 5,368,385
         98,589   WASTE MANAGEMENT INCORPORATED<<                                                                      3,333,277
         23,539   WISCONSIN ENERGY CORPORATION                                                                         1,172,948
         91,942   XCEL ENERGY INCORPORATED                                                                             1,951,009
                                                                                                                      83,606,229
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.24%
        113,366   ADVANCED MICRO DEVICES INCORPORATED+                                                                 1,097,383
         59,471   ALTERA CORPORATION                                                                                   1,345,829
         34,529   AMPHENOL CORPORATION CLASS A                                                                         1,594,549
         58,764   ANALOG DEVICES INCORPORATED                                                                          1,855,767
         86,725   BROADCOM CORPORATION CLASS A+                                                                        2,727,501
              0   CIENA CORPORATION+                                                                                           0
      1,158,243   CISCO SYSTEMS INCORPORATED+                                                                         27,728,337
        151,439   EMERSON ELECTRIC COMPANY                                                                             6,451,301
          9,767   FIRST SOLAR INCORPORATED<<+                                                                          1,322,452
      2,143,799   GENERAL ELECTRIC COMPANY                                                                            32,435,679
         13,965   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                           492,685
         26,520   HARRIS CORPORATION                                                                                   1,261,026
         38,381   JABIL CIRCUIT INCORPORATED                                                                             666,678
         44,821   JDS UNIPHASE CORPORATION+                                                                              369,773
         34,407   KLA-TENCOR CORPORATION                                                                               1,244,157
         23,401   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                             2,034,717
         44,922   LINEAR TECHNOLOGY CORPORATION                                                                        1,371,918
        131,508   LSI LOGIC CORPORATION+                                                                                 790,363
         45,012   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                613,063
         36,964   MICROCHIP TECHNOLOGY INCORPORATED                                                                    1,074,174
        171,112   MICRON TECHNOLOGY INCORPORATED+                                                                      1,806,943
         27,284   MOLEX INCORPORATED<<                                                                                   587,970
         47,640   NATIONAL SEMICONDUCTOR CORPORATION                                                                     731,750
         68,236   NETAPP INCORPORATED+                                                                                 2,346,636
         19,530   NOVELLUS SYSTEMS INCORPORATED+                                                                         455,830
        111,725   NVIDIA CORPORATION+                                                                                  2,087,023
         23,074   QLOGIC CORPORATION+                                                                                    435,406
         31,657   ROCKWELL COLLINS INCORPORATED                                                                        1,752,532
         77,755   TELLABS INCORPORATED+                                                                                  441,648
        252,257   TEXAS INSTRUMENTS INCORPORATED                                                                       6,573,817
         14,955   WHIRLPOOL CORPORATION                                                                                1,206,270

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         55,743   XILINX INCORPORATED                                                                            $     1,396,920
                                                                                                                     106,300,097
                                                                                                                 ---------------
ELECTRONIC COMPUTERS: 2.92%
        477,398   HEWLETT-PACKARD COMPANY<<                                                                           24,590,771
        264,484   INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                       34,620,956
                                                                                                                      59,211,727
                                                                                                                 ---------------
ENGINEERING CONSTRUCTION: 0.08%
         36,038   FLUOR CORPORATION                                                                                    1,623,152
                                                                                                                 ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.10%
         25,034   JACOBS ENGINEERING GROUP INCORPORATED+                                                                 941,529
         39,522   MOODY'S CORPORATION                                                                                  1,059,190
                                                                                                                       2,000,719
                                                                                                                 ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.26%
         18,946   BALL CORPORATION                                                                                       979,508
         77,658   ILLINOIS TOOL WORKS INCORPORATED                                                                     3,726,807
         11,623   SNAP-ON INCORPORATED                                                                                   491,188
                                                                                                                       5,197,503
                                                                                                                 ---------------
FOOD: 0.27%
         89,180   CONAGRA FOODS INCORPORATED                                                                           2,055,599
        119,162   SYSCO CORPORATION                                                                                    3,329,386
                                                                                                                       5,384,985
                                                                                                                 ---------------
FOOD & KINDRED PRODUCTS: 2.84%
        129,333   ARCHER DANIELS MIDLAND COMPANY                                                                       4,049,416
         38,239   CAMPBELL SOUP COMPANY                                                                                1,292,478
         63,987   COCA-COLA ENTERPRISES INCORPORATED                                                                   1,356,524
         40,152   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                             639,621
         36,341   DEAN FOODS COMPANY+                                                                                    655,592
         51,154   DR PEPPER SNAPPLE GROUP INCORPORATED                                                                 1,447,658
         65,755   GENERAL MILLS INCORPORATED                                                                           4,656,112
         63,552   H.J. HEINZ COMPANY                                                                                   2,717,484
         14,051   HORMEL FOODS CORPORATION                                                                               540,261
         23,965   JM SMUCKER COMPANY                                                                                   1,479,839
         51,184   KELLOGG COMPANY                                                                                      2,722,989
        297,415   KRAFT FOODS INCORPORATED CLASS A                                                                     8,083,740
         26,361   MCCORMICK & COMPANY INCORPORATED                                                                       952,423
         41,174   MEAD JOHNSON & COMPANY                                                                               1,799,304
         31,666   MOLSON COORS BREWING COMPANY                                                                         1,430,037
         29,003   PEPSI BOTTLING GROUP INCORPORATED                                                                    1,087,613
        314,184   PEPSICO INCORPORATED                                                                                19,102,387
        140,397   SARA LEE CORPORATION                                                                                 1,710,035
         33,480   THE HERSHEY COMPANY                                                                                  1,198,249
         61,430   TYSON FOODS INCORPORATED CLASS A                                                                       753,746
                                                                                                                      57,675,508
                                                                                                                 ---------------
FOOD STORES: 0.45%
        131,038   KROGER COMPANY                                                                                       2,690,210
         81,825   SAFEWAY INCORPORATED                                                                                 1,742,054
        149,577   STARBUCKS CORPORATION+                                                                               3,449,246
         42,685   SUPERVALU INCORPORATED                                                                                 542,526

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
FOOD STORES (continued)
         28,317   WHOLE FOODS MARKET INCORPORATED<<+                                                             $       777,302
                                                                                                                       9,201,338
                                                                                                                 ---------------
FOOTWEAR: 0.26%
         78,444   NIKE INCORPORATED CLASS B                                                                            5,182,795
                                                                                                                 ---------------
FORESTRY: 0.09%
         42,555   WEYERHAEUSER COMPANY                                                                                 1,835,823
                                                                                                                 ---------------
FURNITURE & FIXTURES: 0.08%
         30,625   LEGGETT & PLATT INCORPORATED                                                                           624,750
         72,302   MASCO CORPORATION                                                                                      998,491
                                                                                                                       1,623,241
                                                                                                                 ---------------
GENERAL MERCHANDISE STORES: 1.88%
         16,635   BIG LOTS INCORPORATED+                                                                                 482,082
         27,946   FAMILY DOLLAR STORES INCORPORATED                                                                      777,737
         47,490   JCPENNEY COMPANY INCORPORATED                                                                        1,263,709
         84,767   MACY'S INCORPORATED                                                                                  1,420,695
          9,773   SEARS HOLDINGS CORPORATION<<+                                                                          815,557
        151,473   TARGET CORPORATION                                                                                   7,326,749
         84,505   TJX COMPANIES INCORPORATED                                                                           3,088,658
        429,605   WAL-MART STORES INCORPORATED                                                                        22,962,387
                                                                                                                      38,137,574
                                                                                                                 ---------------
HEALTH CARE: 0.08%
         32,649   HOSPIRA INCORPORATED+                                                                                1,665,099
                                                                                                                 ---------------
HEALTH SERVICES: 0.93%
         73,026   CARDINAL HEALTH INCORPORATED                                                                         2,354,358
         29,795   COVENTRY HEALTH CARE INCORPORATED+                                                                     723,721
         20,577   DAVITA INCORPORATED+                                                                                 1,208,693
         55,312   EXPRESS SCRIPTS INCORPORATED+                                                                        4,781,722
         34,194   HUMANA INCORPORATED+                                                                                 1,500,775
         21,382   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                          1,600,229
         95,993   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                 6,134,913
         87,184   TENET HEALTHCARE CORPORATION+                                                                          469,922
                                                                                                                      18,774,333
                                                                                                                 ---------------
HOLDING & OTHER INVESTMENT OFFICES: 1.12%
         23,558   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                      375,042
         16,395   AVALONBAY COMMUNITIES INCORPORATED                                                                   1,346,206
         27,930   BOSTON PROPERTIES INCORPORATED                                                                       1,873,265
         55,599   EQUITY RESIDENTIAL                                                                                   1,878,134
         59,021   HCP INCORPORATED                                                                                     1,802,501
        124,595   HOST HOTELS & RESORTS INCORPORATED                                                                   1,454,024
         80,884   KIMCO REALTY CORPORATION                                                                             1,094,361
         32,781   PLUM CREEK TIMBER COMPANY<<                                                                          1,237,811
         95,276   PROLOGIS                                                                                             1,304,328
         27,308   PUBLIC STORAGE INCORPORATED                                                                          2,224,237
         57,057   SIMON PROPERTY GROUP INCORPORATED                                                                    4,553,169
         31,531   VENTAS INCORPORATED                                                                                  1,379,166
         31,570   VORNADO REALTY TRUST                                                                                 2,208,006
                                                                                                                      22,730,250
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.10%
         52,890   BED BATH & BEYOND INCORPORATED+                                                                $     2,043,141
                                                                                                                 ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.17%
         51,068   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                          1,391,603
         37,653   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                     1,376,970
         35,963   WYNDHAM WORLDWIDE CORPORATION                                                                          725,374
                                                                                                                       3,493,947
                                                                                                                 ---------------
HOUSEHOLD PRODUCTS, WARE: 0.23%
         22,700   AVERY DENNISON CORPORATION                                                                             828,323
         28,149   CLOROX COMPANY                                                                                       1,717,089
         30,270   FORTUNE BRANDS INCORPORATED                                                                          1,307,664
         55,912   NEWELL RUBBERMAID INCORPORATED                                                                         839,239
                                                                                                                       4,692,315
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.78%
        142,542   3M COMPANY                                                                                          11,783,947
        181,345   APPLE INCORPORATED+                                                                                 38,238,407
        268,534   APPLIED MATERIALS INCORPORATED                                                                       3,743,364
         62,393   BAKER HUGHES INCORPORATED                                                                            2,525,669
         12,127   BLACK & DECKER CORPORATION                                                                             786,193
         49,211   CAMERON INTERNATIONAL CORPORATION+                                                                   2,057,020
        125,382   CATERPILLAR INCORPORATED<<                                                                           7,145,520
         40,629   CUMMINS INCORPORATED                                                                                 1,863,246
         85,157   DEERE & COMPANY                                                                                      4,606,142
        346,684   DELL INCORPORATED<<+                                                                                 4,978,382
         37,485   DOVER CORPORATION                                                                                    1,559,751
         33,382   EATON CORPORATION                                                                                    2,123,763
         11,244   FLOWSERVE CORPORATION                                                                                1,062,895
         24,598   FMC TECHNOLOGIES INCORPORATED+                                                                       1,422,748
      1,111,816   INTEL CORPORATION                                                                                   22,681,046
         15,725   LEXMARK INTERNATIONAL INCORPORATED+                                                                    408,536
         23,535   PALL CORPORATION                                                                                       851,967
         32,354   PARKER HANNIFIN CORPORATION                                                                          1,743,234
         41,706   PITNEY BOWES INCORPORATED                                                                              949,229
         45,949   SANDISK CORPORATION+                                                                                 1,332,062
         49,814   SMITH INTERNATIONAL INCORPORATED                                                                     1,353,446
         16,192   STANLEY WORKS<<                                                                                        834,050
         34,469   TERADATA CORPORATION+                                                                                1,083,361
         45,379   WESTERN DIGITAL CORPORATION+                                                                         2,003,483
                                                                                                                     117,137,461
                                                                                                                 ---------------
INFORMATION & BUSINESS SERVICES: 1.68%
         48,548   GOOGLE INCORPORATED CLASS A+                                                                        30,098,789
        239,779   YAHOO! INCORPORATED+                                                                                 4,023,492
                                                                                                                      34,122,281
                                                                                                                 ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.12%
        106,211   MARSH & MCLENNAN COMPANIES INCORPORATED                                                              2,345,139
                                                                                                                 ---------------
INSURANCE CARRIERS: 3.15%
         87,282   AETNA INCORPORATED                                                                                   2,766,839
         94,208   AFLAC INCORPORATED                                                                                   4,357,120
        108,016   ALLSTATE CORPORATION                                                                                 3,244,801
         27,102   AMERICAN INTERNATIONAL GROUP INCORPORATED<<                                                            812,518
         55,152   AON CORPORATION                                                                                      2,114,528
         23,516   ASSURANT INCORPORATED                                                                                  693,252

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INSURANCE CARRIERS (continued)
         68,773   CHUBB CORPORATION                                                                              $     3,382,256
         55,054   CIGNA CORPORATION                                                                                    1,941,755
         32,758   CINCINNATI FINANCIAL CORPORATION                                                                       859,570
         98,366   GENWORTH FINANCIAL INCORPORATED                                                                      1,116,454
         77,116   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                       1,793,718
         38,182   LEUCADIA NATIONAL CORPORATION                                                                          908,350
         60,821   LINCOLN NATIONAL CORPORATION                                                                         1,513,227
         72,662   LOEWS CORPORATION                                                                                    2,641,264
        164,857   METLIFE INCORPORATED                                                                                 5,827,695
         64,217   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                               1,543,777
         93,423   PRUDENTIAL FINANCIAL INCORPORATED                                                                    4,648,728
        135,751   THE PROGRESSIVE CORPORATION                                                                          2,442,160
        110,008   THE TRAVELERS COMPANIES INCORPORATED                                                                 5,484,999
         16,668   TORCHMARK CORPORATION                                                                                  732,570
        233,964   UNITEDHEALTH GROUP INCORPORATED                                                                      7,131,223
         66,798   UNUMPROVIDENT CORPORATION                                                                            1,303,897
         92,284   WELLPOINT INCORPORATED+                                                                              5,379,234
         68,885   XL CAPITAL LIMITED CLASS A                                                                           1,262,662
                                                                                                                      63,902,597
                                                                                                                 ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.39%
         69,485   AGILENT TECHNOLOGIES INCORPORATED+                                                                   2,158,899
         47,742   BECTON DICKINSON & COMPANY                                                                           3,764,934
        304,114   BOSTON SCIENTIFIC CORPORATION+                                                                       2,737,029
         19,436   C.R. BARD INCORPORATED                                                                               1,514,064
         35,754   CAREFUSION CORPORATION+                                                                                894,208
         52,389   DANAHER CORPORATION                                                                                  3,939,653
         30,611   DENTSPLY INTERNATIONAL INCORPORATED                                                                  1,076,589
         53,998   EASTMAN KODAK COMPANY                                                                                  227,872
         30,560   FLIR SYSTEMS INCORPORATED+                                                                             999,923
         11,197   MILLIPORE CORPORATION+                                                                                 810,103
         23,509   PERKINELMER INCORPORATED                                                                               484,050
         31,271   QUEST DIAGNOSTICS INCORPORATED                                                                       1,888,143
         28,641   ROCKWELL AUTOMATION INCORPORATED                                                                     1,345,554
         18,333   ROPER INDUSTRIES INCORPORATED                                                                          960,099
         35,210   TERADYNE INCORPORATED+                                                                                 377,803
         82,211   THERMO FISHER SCIENTIFIC INCORPORATED+                                                               3,920,643
         19,065   WATERS CORPORATION+                                                                                  1,181,267
                                                                                                                      28,280,833
                                                                                                                 ---------------
MEDIA - COMMUNICATION: 0.41%
        136,343   CBS CORPORATION CLASS B<<                                                                            1,915,619
        192,656   DIRECTV+                                                                                             6,425,078
                                                                                                                       8,340,697
                                                                                                                 ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.78%
          7,689   INTUITIVE SURGICAL INCORPORATED+                                                                     2,332,227
        222,847   MEDTRONIC INCORPORATED                                                                               9,800,811
         67,299   ST. JUDE MEDICAL INCORPORATED+                                                                       2,475,257
         25,057   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                 1,173,920
                                                                                                                      15,782,215
                                                                                                                 ---------------
MEDICAL PRODUCTS: 0.81%
         61,915   ALLERGAN INCORPORATED                                                                                3,901,264
        121,382   BAXTER INTERNATIONAL INCORPORATED                                                                    7,122,696
         56,858   STRYKER CORPORATION                                                                                  2,863,937

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
MEDICAL PRODUCTS (continued)
         42,881   ZIMMER HOLDINGS INCORPORATED+                                                                  $     2,534,696
                                                                                                                      16,422,593
                                                                                                                 ---------------
METAL MINING: 0.63%
         26,370   CLIFFS NATURAL RESOURCES INCORPORATED                                                                1,215,393
         86,552   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                  6,949,260
         98,692   NEWMONT MINING CORPORATION                                                                           4,669,119
                                                                                                                      12,833,772
                                                                                                                 ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.07%
         25,248   VULCAN MATERIALS COMPANY<<                                                                           1,329,812
                                                                                                                 ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.41%
         25,081   HASBRO INCORPORATED                                                                                    804,097
        153,633   HONEYWELL INTERNATIONAL INCORPORATED                                                                 6,022,414
         72,781   MATTEL INCORPORATED                                                                                  1,454,164
                                                                                                                       8,280,675
                                                                                                                 ---------------
MISCELLANEOUS RETAIL: 1.32%
         87,783   COSTCO WHOLESALE CORPORATION                                                                         5,194,120
        284,003   CVS CAREMARK CORPORATION                                                                             9,147,737
         33,156   GAMESTOP CORPORATION CLASS A+                                                                          727,443
         55,312   OFFICE DEPOT INCORPORATED+                                                                             356,762
         25,206   RADIOSHACK CORPORATION                                                                                 491,517
        145,752   STAPLES INCORPORATED                                                                                 3,584,029
        199,093   WALGREEN COMPANY                                                                                     7,310,695
                                                                                                                      26,812,303
                                                                                                                 ---------------
MISCELLANEOUS SERVICES: 0.04%
         10,464   DUN & BRADSTREET CORPORATION                                                                           882,848
                                                                                                                 ---------------
MOTION PICTURES: 0.95%
        235,083   TIME WARNER INCORPORATED<<                                                                           6,850,328
        387,285   WALT DISNEY COMPANY                                                                                 12,489,941
                                                                                                                      19,340,269
                                                                                                                 ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.82%
         62,923   FEDEX CORPORATION                                                                                    5,250,924
        199,894   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                          11,467,919
                                                                                                                      16,718,843
                                                                                                                 ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.47%
        239,431   AMERICAN EXPRESS COMPANY                                                                             9,701,744
         90,589   CAPITAL ONE FINANCIAL CORPORATION                                                                    3,473,182
        109,292   DISCOVER FINANCIAL SERVICES                                                                          1,607,685
         19,332   MASTERCARD INCORPORATED CLASS A<<                                                                    4,948,605
         70,118   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                               1,170,971
         95,555   SLM CORPORATION+                                                                                     1,076,905
         90,187   VISA INCORPORATED CLASS A                                                                            7,887,755
                                                                                                                      29,866,847
                                                                                                                 ---------------
OFFICE EQUIPMENT: 0.07%
        175,016   XEROX CORPORATION                                                                                    1,480,635
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
OIL & GAS EXTRACTION: 3.73%
         98,962   ANADARKO PETROLEUM CORPORATION                                                                 $     6,177,208
         67,686   APACHE CORPORATION                                                                                   6,983,165
         59,092   BJ SERVICES COMPANY                                                                                  1,099,111
         20,870   CABOT OIL & GAS CORPORATION                                                                            909,723
        130,411   CHESAPEAKE ENERGY CORPORATION                                                                        3,375,037
         50,300   DENBURY RESOURCES INCORPORATED<<+                                                                      744,440
         89,416   DEVON ENERGY CORPORATION                                                                             6,572,076
         13,994   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                             1,377,289
         50,809   EOG RESOURCES INCORPORATED                                                                           4,943,716
         26,359   EQT CORPORATION                                                                                      1,157,687
         57,038   NABORS INDUSTRIES LIMITED+                                                                           1,248,562
        163,423   OCCIDENTAL PETROLEUM CORPORATION                                                                    13,294,461
         23,219   PIONEER NATURAL RESOURCES COMPANY                                                                    1,118,459
         31,758   RANGE RESOURCES CORPORATION                                                                          1,583,136
         22,902   ROWAN COMPANIES INCORPORATED                                                                           518,501
        241,765   SCHLUMBERGER LIMITED                                                                                15,736,484
         69,522   SOUTHWESTERN ENERGY COMPANY+                                                                         3,350,960
        116,847   XTO ENERGY INCORPORATED                                                                              5,436,891
                                                                                                                      75,626,906
                                                                                                                 ---------------
OIL & OIL SERVICES: 0.27%
        181,597   HALLIBURTON COMPANY                                                                                  5,464,254
                                                                                                                 ---------------
OIL FIELD EQUIPMENT & SERVICES: 0.18%
         84,229   NATIONAL OILWELL VARCO INCORPORATED                                                                  3,713,657
                                                                                                                 ---------------
PAPER & ALLIED PRODUCTS: 0.23%
         21,784   BEMIS COMPANY INCORPORATED                                                                             645,896
         87,200   INTERNATIONAL PAPER COMPANY                                                                          2,335,216
         34,457   MEADWESTVACO CORPORATION                                                                               986,504
         26,641   PACTIV CORPORATION+                                                                                    643,114
                                                                                                                       4,610,730
                                                                                                                 ---------------
PERSONAL SERVICES: 0.11%
         26,469   CINTAS CORPORATION                                                                                     689,517
         67,511   H&R BLOCK INCORPORATED                                                                               1,527,099
                                                                                                                       2,216,616
                                                                                                                 ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 6.14%
        403,948   CHEVRON CORPORATION                                                                                 31,099,957
        298,731   CONOCOPHILLIPS                                                                                      15,256,192
        955,833   EXXON MOBIL CORPORATION<<                                                                           65,178,252
         58,609   HESS CORPORATION                                                                                     3,545,845
        142,519   MARATHON OIL CORPORATION                                                                             4,449,443
         38,443   MURPHY OIL CORPORATION                                                                               2,083,611
         23,538   SUNOCO INCORPORATED                                                                                    614,342
         28,229   TESORO PETROLEUM CORPORATION<<                                                                         382,503
        113,627   VALERO ENERGY CORPORATION                                                                            1,903,252
                                                                                                                     124,513,397
                                                                                                                 ---------------
PHARMACEUTICALS: 6.41%
        311,425   ABBOTT LABORATORIES                                                                                 16,813,836
         58,003   AMERISOURCEBERGEN CORPORATION<<                                                                      1,512,138
        344,637   BRISTOL-MYERS SQUIBB COMPANY                                                                         8,702,084
        203,585   ELI LILLY & COMPANY                                                                                  7,270,020
         60,758   FOREST LABORATORIES INCORPORATED+                                                                    1,950,939
        555,525   JOHNSON & JOHNSON                                                                                   35,781,365

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
PHARMACEUTICALS (continued)
         49,981   KING PHARMACEUTICALS INCORPORATED+                                                             $       613,267
         53,956   MCKESSON CORPORATION                                                                                 3,372,250
        614,997   MERCK & COMPANY INCORPORATED                                                                        22,471,990
         61,527   MYLAN LABORATORIES INCORPORATED<<+                                                                   1,133,943
      1,624,745   PFIZER INCORPORATED                                                                                 29,554,112
         21,370   WATSON PHARMACEUTICALS INCORPORATED+                                                                   846,466
                                                                                                                     130,022,410
                                                                                                                 ---------------
PIPELINES: 0.12%
        117,409   THE WILLIAMS COMPANIES INCORPORATED                                                                  2,474,982
                                                                                                                 ---------------
PRIMARY METAL INDUSTRIES: 0.61%
         22,020   AK STEEL HOLDING CORPORATION                                                                           470,127
        196,184   ALCOA INCORPORATED                                                                                   3,162,486
         19,746   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                    884,028
         63,385   NUCOR CORPORATION                                                                                    2,956,910
         28,334   PRECISION CASTPARTS CORPORATION                                                                      3,126,657
         17,035   TITANIUM METALS CORPORATION                                                                            213,278
         28,862   UNITED STATES STEEL CORPORATION                                                                      1,590,873
                                                                                                                      12,404,359
                                                                                                                 ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.42%
         47,564   GANNETT COMPANY INCORPORATED                                                                           706,325
         63,402   MCGRAW-HILL COMPANIES INCORPORATED                                                                   2,124,601
          7,386   MEREDITH CORPORATION                                                                                   227,858
         23,281   NEW YORK TIMES COMPANY CLASS A                                                                         287,753
         41,335   RR DONNELLEY & SONS COMPANY                                                                            920,530
        122,215   VIACOM INCORPORATED CLASS B+                                                                         3,633,452
          1,249   WASHINGTON POST COMPANY CLASS B                                                                        549,060
                                                                                                                       8,449,579
                                                                                                                 ---------------
RAILROAD TRANSPORTATION: 0.96%
         52,779   BURLINGTON NORTHERN SANTA FE CORPORATION                                                             5,205,065
         79,039   CSX CORPORATION                                                                                      3,832,601
         74,072   NORFOLK SOUTHERN CORPORATION                                                                         3,882,854
        101,587   UNION PACIFIC CORPORATION                                                                            6,491,409
                                                                                                                      19,411,929
                                                                                                                 ---------------
REAL ESTATE: 0.04%
         54,308   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                           736,960
                                                                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.05%
         24,767   HEALTH CARE REIT INCORPORATED                                                                        1,097,673
                                                                                                                 ---------------
RETAIL: 0.19%
         68,771   BEST BUY COMPANY INCORPORATED                                                                        2,713,704
         25,057   TIFFANY & COMPANY                                                                                    1,077,451
                                                                                                                       3,791,155
                                                                                                                 ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.07%
         32,005   SEALED AIR CORPORATION                                                                                 699,629
         48,756   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                    687,460
                                                                                                                       1,387,089
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.43%
         51,343   AMERIPRISE FINANCIAL INCORPORATED                                                              $     1,993,135
        191,869   CHARLES SCHWAB CORPORATION                                                                           3,610,975
         13,393   CME GROUP INCORPORATED                                                                               4,499,378
        311,752   E*TRADE FINANCIAL CORPORATION+                                                                         545,566
         17,738   FEDERATED INVESTORS INCORPORATED CLASS B                                                               487,795
         30,002   FRANKLIN RESOURCES INCORPORATED                                                                      3,160,711
        103,506   GOLDMAN SACHS GROUP INCORPORATED                                                                    17,475,953
         14,749   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                              1,656,313
         86,331   INVESCO LIMITED                                                                                      2,027,915
         32,711   LEGG MASON INCORPORATED                                                                                986,564
        273,712   MORGAN STANLEY                                                                                       8,101,875
         29,748   NASDAQ STOCK MARKET INCORPORATED+                                                                      589,605
         52,349   NYSE EURONEXT INCORPORATED                                                                           1,324,430
         51,846   T. ROWE PRICE GROUP INCORPORATED                                                                     2,760,800
                                                                                                                      49,221,015
                                                                                                                 ---------------
SOFTWARE: 3.02%
        105,455   ADOBE SYSTEMS INCORPORATED+                                                                          3,878,635
         36,924   BMC SOFTWARE INCORPORATED+                                                                           1,480,652
         65,532   ELECTRONIC ARTS INCORPORATED+                                                                        1,163,193
         63,777   INTUIT INCORPORATED+                                                                                 1,958,592
         31,757   MCAFEE INCORPORATED+                                                                                 1,288,381
      1,555,342   MICROSOFT CORPORATION                                                                               47,422,378
         37,807   RED HAT INCORPORATED+                                                                                1,168,236
        163,200   SYMANTEC CORPORATION<<+                                                                              2,919,648
                                                                                                                      61,279,715
                                                                                                                 ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.35%
        313,308   CORNING INCORPORATED                                                                                 6,049,977
         33,928   OWENS-ILLINOIS INCORPORATED+                                                                         1,115,213
                                                                                                                       7,165,190
                                                                                                                 ---------------
TELECOMMUNICATIONS: 1.12%
         80,829   AMERICAN TOWER CORPORATION CLASS A+                                                                  3,492,621
        465,292   MOTOROLA INCORPORATED                                                                                3,610,666
        336,306   QUALCOMM INCORPORATED                                                                               15,557,516
                                                                                                                      22,660,803
                                                                                                                 ---------------
TOBACCO PRODUCTS: 1.53%
        417,225   ALTRIA GROUP INCORPORATED                                                                            8,190,127
         32,343   LORILLARD INCORPORATED                                                                               2,594,879
        383,495   PHILIP MORRIS INTERNATIONAL                                                                         18,480,624
         34,026   REYNOLDS AMERICAN INCORPORATED                                                                       1,802,357
                                                                                                                      31,067,987
                                                                                                                 ---------------
TRANSPORTATION BY AIR: 0.08%
        149,384   SOUTHWEST AIRLINES COMPANY                                                                           1,707,459
                                                                                                                 ---------------
TRANSPORTATION EQUIPMENT: 1.47%
         77,678   GENERAL DYNAMICS CORPORATION                                                                         5,295,309
         32,124   GENUINE PARTS COMPANY                                                                                1,219,427
         47,203   HARLEY-DAVIDSON INCORPORATED<<                                                                       1,189,516
         36,785   ITT CORPORATION                                                                                      1,829,686
         63,171   NORTHROP GRUMMAN CORPORATION                                                                         3,528,100
         73,190   PACCAR INCORPORATED                                                                                  2,654,601
         54,587   TEXTRON INCORPORATED                                                                                 1,026,781

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
TRANSPORTATION EQUIPMENT (continued)
        188,767   UNITED TECHNOLOGIES CORPORATION                                                                $    13,102,326
                                                                                                                      29,845,746
                                                                                                                 ---------------
TRANSPORTATION SERVICES: 0.17%
         33,773   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                 1,983,488
         42,694   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                  1,482,763
                                                                                                                       3,466,251
                                                                                                                 ---------------
TRAVEL & RECREATION: 0.19%
         87,984   CARNIVAL CORPORATION                                                                                 2,788,213
         42,441   EXPEDIA INCORPORATED+                                                                                1,091,158
                                                                                                                       3,879,371
                                                                                                                 ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.06%
         22,122   BROWN-FORMAN CORPORATION CLASS B                                                                     1,185,062
                                                                                                                 ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.35%
         83,633   KIMBERLY-CLARK CORPORATION                                                                           5,328,258
         18,740   PATTERSON COMPANIES INCORPORATED+                                                                      524,345
         12,718   W.W. GRAINGER INCORPORATED                                                                           1,231,484
                                                                                                                       7,084,087
                                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $1,999,246,384)                                                                          1,999,161,993
                                                                                                                 ---------------

                                                                                           YIELD
                                                                                         --------
COLLATERAL FOR SECURITIES LENDING: 6.18%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.28%
       6,501,651  AIM STIT-LIQUID ASSETS PORTFOLIO                                          0.18%                      6,501,651
       6,501,651  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                              0.12                       6,501,651
       6,501,651  DWS MONEY MARKET SERIES INSTITUTIONAL                                     0.13                       6,501,651
       6,502,501  JPMORGAN PRIME MONEY MARKET FUND                                          0.14                       6,502,501
                                                                                                                      26,007,454
                                                                                                                 ---------------

                                                                                         INTEREST    MATURITY
   PRINCIPAL                                                                               RATE        DATE
---------------                                                                          --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 4.90%
$       844,370   ANTALIS US FUNDING CORPORATION++(p)                                       0.22     01/13/2010          844,308
        844,370   ANTALIS US FUNDING CORPORATION++(p)                                       0.28     01/07/2010          844,331
        844,370   ANTALIS US FUNDING CORPORATION++(p)                                       0.29     01/29/2010          844,180
      2,533,111   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                            0.19     01/15/2010        2,532,924
      2,237,581   BANCO SANTANDER SA (MADRID)                                               0.08     01/04/2010        2,237,581
      1,688,741   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,688,929)                    0.01     01/04/2010        1,688,741
      2,237,581   BANK OF IRELAND                                                           0.05     01/04/2010        2,237,581
      2,237,581   BNP PARIBAS (PARIS)                                                       0.11     01/04/2010        2,237,581
        337,748   CALCASIEU PARISH LA+/-ss                                                  0.37     12/01/2027          337,748
        464,404   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss               0.32     06/01/2028          464,404
      2,617,548   CALYON (NEW YORK)                                                         0.18     01/08/2010        2,617,548
        223,547   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                 0.28     10/01/2038          223,547
      2,448,674   COMMERZBANK AG (GRAND CAYMAN)                                             0.00     01/04/2010        2,448,674
        675,496   COOK COUNTY IL+/-ss                                                       0.40     11/01/2030          675,496
        633,278   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $633,348)                                                                 0.01     01/04/2010          633,278
      2,237,581   DANSKE BANK A/S COPENHAGEN                                                0.12     01/04/2010        2,237,581
      1,519,867   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                              0.35     12/15/2037        1,519,867
      2,364,237   ENI FINANCE USA INCORPORATED++                                            0.19     02/04/2010        2,363,813

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INDEX PORTFOLIO

                                                                                         INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                                                            RATE        DATE           VALUE
---------------   -------------------------------------------------------------          --------   ----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     2,533,111   FORTIS BANK NV SA                                                         0.19%   01/19/2010   $     2,533,111
        591,059   GDF SUEZ++                                                                0.19    01/12/2010           591,025
      2,110,926   GDF SUEZ++                                                                0.20    02/03/2010         2,110,539
      1,266,555   GOTHAM FUNDING CORPORATION++(p)                                           0.18    01/11/2010         1,266,492
      1,273,648   GOTHAM FUNDING CORPORATION++(p)                                           0.19    01/05/2010         1,273,621
      2,533,111   GOVCO INCORPORATED++(p)                                                   0.19    01/12/2010         2,532,964
      5,813,590   GRYPHON FUNDING LIMITED(a)(i)                                             0.00    08/05/2010         2,242,883
      1,182,118   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.23    05/01/2023         1,182,118
        857,036   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.23    07/01/2034           857,036
        139,321   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                     0.27    11/01/2042           139,321
      1,266,555   HOUSTON TX UTILITY SYSTEM+/-ss                                            0.25    05/15/2034         1,266,555
        422,185   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                   0.28    07/01/2029           422,185
        168,874   INDIANA MUNICIPAL POWER AGENCY+/-ss                                       0.28    01/01/2018           168,874
        244,867   ING USA FUNDING LLC                                                       0.20    01/04/2010           244,863
        633,278   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  US TREASURY SECURITIES (MATURITY VALUE $633,348)                          0.01    01/04/2010           633,278
        253,311   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                    0.28    04/15/2025           253,311
      2,533,111   KOCH RESOURCES LLC++                                                      0.19    01/25/2010         2,532,790
      2,110,926   LIBERTY STREET FUNDING CORPORATION++(p)                                   0.18    01/08/2010         2,110,852
      2,110,926   LLOYDS TSB BANK PLC                                                       0.18    01/08/2010         2,110,926
        844,370   LMA AMERICAS LLC++(p)                                                     0.19    01/19/2010           844,290
      2,790,644   MASSACHUSETTS HEFA+/-ss                                                   0.22    10/01/2034         2,790,644
        417,963   MATCHPOINT MASTER TRUST++(p)                                              0.19    01/05/2010           417,954
      2,110,926   MATCHPOINT MASTER TRUST++(p)                                              0.20    01/27/2010         2,110,621
        303,973   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                 0.27    02/01/2036           303,973
        168,874   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                  0.28    01/01/2018           168,874
      1,980,048   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                   0.25    07/01/2034         1,980,048
      1,469,204   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                     0.22    12/01/2040         1,469,204
      1,540,976   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20    01/12/2010         1,540,882
        675,496   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.21    01/11/2010           675,457
        537,020   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                  0.29    01/01/2034           537,020
      1,816,241   REGENCY MARKETS #1 LLC++(p)                                               0.20    01/07/2010         1,816,180
        761,538   REGENCY MARKETS #1 LLC++(p)                                               0.20    01/20/2010           761,457
      2,110,926   SALISBURY RECEIVABLES COMPANY++(p)                                        0.19    01/19/2010         2,110,725
      1,139,478   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                      0.18    12/01/2028         1,139,478
      2,668,210   SANPAOLO IMI US FINANCIAL COMPANY                                         0.19    01/19/2010         2,667,957
      1,773,178   SCALDIS CAPITAL LIMITED++(p)                                              0.24    01/06/2010         1,773,119
      2,617,548   SOCIETE GENERALE BANNON LLC                                               0.18    01/11/2010         2,617,548
      2,533,111   STARBIRD FUNDING CORPORATION++(p)                                         0.19    01/06/2010         2,533,044
      2,533,111   SUMITOMO TRUST & BANKING COMPANY                                          0.22    01/05/2010         2,533,049
        667,053   TASMAN FUNDING INCORPORATED++(p)                                          0.24    01/05/2010           667,035
      1,942,052   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                   0.18    01/15/2010         1,941,916
      2,026,489   TICONDEROGA MASTER FUNDING LIMITED++(p)                                   0.18    01/07/2010         2,026,428
        759,933   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                         0.25    07/01/2032           759,933
      2,533,111   UNICREDITO ITALIANO (NEW YORK)                                            0.25    01/04/2010         2,533,112
        253,311   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                         0.30    12/15/2040           253,311
      7,372,428   VFNC CORPORATION+++/-                                                     0.45    09/30/2010         3,759,938
      2,110,926   VICTORY RECEIVABLES CORPORATION++(p)                                      0.19    01/08/2010         2,110,848
        591,059   VICTORY RECEIVABLES CORPORATION++(p)                                      0.20    01/13/2010           591,020
      2,533,111   YORKTOWN CAPITAL LLC++(p)                                                 0.19    02/03/2010         2,532,668
                                                                                                                      99,429,660
                                                                                                                 ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $124,593,002)                                                          125,437,114
                                                                                                                 ---------------

     SHARES       SECURITY NAME                                                            YIELD                      VALUE
---------------   ----------------------------------------------------------------       --------                ---------------
SHORT-TERM INVESTMENTS: 1.26%
MUTUAL FUNDS: 1.11%
     22,467,794   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                              0.10%                     22,467,794
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INDEX PORTFOLIO

                                                                                                     MATURITY
   PRINCIPAL      SECURITY NAME                                                            YIELD       DATE           VALUE
---------------   -----------------------------------------------------------            --------   ----------   ---------------
SHORT-TERM INVESTMENTS (continued)
US TREASURY BILLS: 0.15%
       2,500,000  US TREASURY BILL###                                                       0.17%   02/04/2010   $     2,499,588
         500,000  US TREASURY BILL###                                                       0.14    04/01/2010           499,825
                                                                                                                       2,999,413
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $25,467,207)                                                                       25,467,207
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $2,149,306,593)*                                            106.01%                                     $ 2,150,066,314
OTHER ASSETS AND LIABILITIES, NET                                     (6.01)                                        (121,943,741)
                                                                     ------                                      ---------------
TOTAL NET ASSETS                                                     100.00%                                     $ 2,028,122,573
                                                                     ------                                      ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(l) LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A TOTAL COST OF $41,269,443.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

##   ZERO COUPON SECURITY. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $22,467,794.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,194,396,807 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 341,144,547
GROSS UNREALIZED DEPRECIATION    (385,475,040)
                                -------------
NET UNREALIZED DEPRECIATION     $ (44,330,493)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 95.61%
ARGENTINA: 0.17%
          9,810   IRSA INVERSIONES Y REPRESENTACIONES SA ADR (REAL ESTATE)                                       $        93,195
                                                                                                                 ---------------
AUSTRALIA: 2.82%
         56,823   AMP LIMITED (INSURANCE CARRIERS)                                                                       343,231
          8,476   ASX LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                              264,254
          7,059   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                               344,634
         11,120   NEWCREST MINING LIMITED (METAL MINING)                                                                 352,224
         32,771   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                       253,711
                                                                                                                       1,558,054
                                                                                                                 ---------------
AUSTRIA: 0.22%
          5,239   RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                       121,606
                                                                                                                 ---------------
BELGIUM: 0.93%
         37,599   AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                               242,368
          5,201   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                     269,241
                                                                                                                         511,609
                                                                                                                 ---------------
BRAZIL: 0.44%
         11,229   BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)                                                        245,578
                                                                                                                 ---------------
CANADA: 5.73%
          6,074   AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                              327,996
         20,956   BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                          464,804
         12,514   CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                                              909,369
         11,317   ENCANA CORPORATION (OIL & GAS EXPLORATION)                                                             369,100
          6,163   GOLDCORP INCORPORATED (METAL MINING)                                                                   243,668
         13,348   PACIFIC RUBIALES ENERGY CORPORATION (OIL & GAS EXTRACTION)                                             197,186
          3,334   POTASH CORPORATION OF SASKATCHEWAN (MINING & QUARRYING OF NONMETALLIC MINERALS,
                  EXCEPT FUELS)                                                                                          361,739
          4,310   RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                   291,097
                                                                                                                       3,164,959
                                                                                                                 ---------------
CHINA: 4.36%
        273,000   CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                    188,124
         23,974   CHINA MOBILE LIMITED (COMMUNICATIONS)                                                                  223,066
          6,825   CHINA MOBILE LIMITED ADR (COMMUNICATIONS)                                                              316,885
          5,642   NETEASE.COM INCORPORATED ADR (BUSINESS SERVICES)+                                                      212,196
         23,260   SINA CORPORATION (BUSINESS SERVICES)+                                                                1,050,887
         21,751   VANCEINFO TECHNOLOGIES INCORPORATED (BUSINESS SERVICES)+                                               417,837
                                                                                                                       2,408,995
                                                                                                                 ---------------
DENMARK: 0.31%
          2,305   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                169,682
                                                                                                                 ---------------
FINLAND: 0.36%
         15,581   NOKIA OYJ (COMMUNICATIONS)                                                                             201,462
                                                                                                                 ---------------
FRANCE: 7.27%
          3,866   ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   270,372
         16,007   AXA SA (INSURANCE CARRIERS)                                                                            375,828
          4,017   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                               318,621
          6,567   COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                  DEALERS)                                                                                               356,236
          8,231   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                           144,453
          7,452   FRANCE TELECOM SA (COMMUNICATIONS)                                                                     186,213

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
FRANCE (continued)
          5,347   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                        $       599,547
         24,650   NATIXIS (DEPOSITORY INSTITUTIONS)                                                                      123,086
          1,109   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     91,532
          3,700   PINAULT-PRINTEMPTS-REDOUTE SA (GENERAL MERCHANDISE STORES)                                             444,130
          5,634   PUBLICIS GROUPE (BUSINESS SERVICES)                                                                    229,079
          3,578   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                             248,599
          5,823   TECHNIP SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                   409,687
          3,411   TOTAL SA (OIL & GAS EXTRACTION)                                                                        219,088
                                                                                                                       4,016,471
                                                                                                                 ---------------
GERMANY: 10.19%
         12,701   ADIDAS-SALOMON AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)            687,955
          4,375   AIXTRON AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           147,032
          2,451   ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                       303,826
          7,576   BASF AG (OIL & GAS EXTRACTION)                                                                         468,884
          4,763   BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                                 381,152
         18,052   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                  961,515
          1,947   DEUTSCHE BANK AG (BANKING)                                                                             137,672
          7,298   DEUTSCHE BOERSE AG (BUSINESS SERVICES)                                                                 604,345
          2,030   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           154,822
         43,373   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)+                                                                                   241,300
          6,010   KLOECKNER & COMPANY (TRANSPORTATION BY AIR)                                                            152,330
          4,750   LANXESS (CHEMICALS & ALLIED PRODUCTS)                                                                  179,568
          2,302   METRO AG (FOOD STORES)                                                                                 140,590
          2,365   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                     368,372
          2,228   SALZGITTER AG (PRIMARY METAL INDUSTRIES)                                                               218,319
          2,787   SAP AG (BUSINESS SERVICES)                                                                             132,865
          3,806   SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    349,280
                                                                                                                       5,629,827
                                                                                                                 ---------------
GREECE: 0.80%
         42,624   HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)            442,320
                                                                                                                 ---------------
HONG KONG: 0.30%
          9,345   HONG KONG EXCHANGES & CLEARING LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                                              166,270
                                                                                                                 ---------------
IRELAND: 0.39%
         21,895   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                             216,273
                                                                                                                 ---------------
ISRAEL: 0.27%
          2,658   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                        149,326
                                                                                                                 ---------------
JAPAN: 14.15%
         11,400   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             296,981
         17,000   ASAHI GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                   161,705
          4,800   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             204,185
         40,000   ELPIDA MEMORY INCORPORATED (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                          651,919
        399,000   ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                        749,499
         24,800   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               519,167
         17,100   MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            587,352
         23,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                         316,569
         50,300   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             374,065
          1,520   ORIX CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  103,488
         35,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                225,661
        190,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             961,903
          3,600   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               220,005
          4,800   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    308,103

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
        144,000   TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                     $       799,042
         55,000   TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)               210,873
         12,100   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              510,148
          4,200   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                     393,734
            729   YAHOO! JAPAN CORPORATION (COMMUNICATIONS)                                                              219,187
                                                                                                                       7,813,586
                                                                                                                 ---------------
LUXEMBOURG: 0.58%
          6,968   ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                               318,481
                                                                                                                 ---------------
MEXICO: 0.73%
          4,407   AMERICA MOVIL SAB DE CV ADR (COMMUNICATIONS)                                                           207,041
          4,139   FOMENTO ECONOMICO MEXICANO SA DE CV ADR (FOOD & KINDRED PRODUCTS)                                      198,175
                                                                                                                         405,216
                                                                                                                 ---------------
NETHERLANDS: 6.78%
         16,922   ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               577,748
          5,762   BRUNEL INTERNATIONAL (BUSINESS SERVICES)                                                               193,879
         26,939   NEW WORLD RESOURCES NV (ENERGY)                                                                        242,619
         26,827   RANDSTAD HOLDINGS NV (BUSINESS SERVICES)<<                                                           1,334,841
         19,682   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                  640,586
         41,607   USG PEOPLE NV (BUSINESS SERVICES)+                                                                     752,573
                                                                                                                       3,742,246
                                                                                                                 ---------------
NORWAY: 0.38%
         15,081   TELENOR ASA (COMMUNICATIONS)                                                                           210,677
                                                                                                                 ---------------
POLAND: 0.40%
          3,983   BANK PEKAO SA (DEPOSITORY INSTITUTIONS)                                                                223,631
                                                                                                                 ---------------
RUSSIA: 1.65%
         10,008   GAZPROM ADR (OIL & GAS EXTRACTION)                                                                     255,204
          4,801   LUKOIL OIL COMPANY ADR (OIL & GAS)                                                                     272,058
         20,495   MECHEL ADR (PRIMARY METAL INDUSTRIES)                                                                  385,716
                                                                                                                         912,978
                                                                                                                 ---------------
SINGAPORE: 0.35%
         18,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                   195,678
                                                                                                                 ---------------
SOUTH KOREA: 1.00%
            161   LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                          178,704
            542   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                             371,665
                                                                                                                         550,369
                                                                                                                 ---------------
SPAIN: 2.02%
         15,122   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                           249,886
         50,488   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                    239,138
          6,504   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                             406,191
          7,877   TELEFONICA SA (COMMUNICATIONS)                                                                         220,470
                                                                                                                       1,115,685
                                                                                                                 ---------------
SWEDEN: 1.49%
          3,851   HENNES & MAURITZ AB CLASS B (APPAREL & ACCESSORY STORES)                                               213,487

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
SWEDEN (continued)
         43,084   NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                       $       436,527
         10,191   SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                             172,921
                                                                                                                         822,935
                                                                                                                 ---------------
SWITZERLAND: 10.61%
         25,497   ABB LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                          491,310
          7,018   ADECCO SA (BUSINESS SERVICES)                                                                          387,148
          5,799   COMPAGNIE FINANCIERE RICHEMONT SA (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             195,002
         14,327   CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                          709,779
         19,040   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    924,080
         10,438   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              570,011
          4,253   ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                                        727,317
          3,589   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                   908,449
          6,008   TRANSOCEAN LIMITED (OIL & GAS FIELD SERVICES)+                                                         497,462
          2,055   ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                      449,272
                                                                                                                       5,859,830
                                                                                                                 ---------------
TAIWAN: 0.69%
         22,000   MEDIATEK INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             382,240
                                                                                                                 ---------------
UNITED KINGDOM: 20.22%
         14,070   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              179,259
         11,819   ANGLO AMERICAN PLC (COAL MINING)                                                                       511,853
         39,262   ANTOFAGASTA PLC (TRANSPORTATION SERVICES)                                                              624,564
        134,506   ASHTEAD GROUP PLC (TRANSPORTATION EQUIPMENT)                                                           176,262
        132,522   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 583,954
         15,452   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                    279,006
         26,964   BHP BILLITON PLC (COAL MINING)                                                                         859,613
         92,296   BP PLC (OIL & GAS EXTRACTION)                                                                          891,227
         52,348   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                            157,444
         26,410   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)           253,658
         16,878   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                  217,011
         35,918   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             242,997
        261,310   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    436,969
         89,100   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                          1,016,484
         20,053   ICAP PLC (BUSINESS SERVICES)                                                                           138,307
         15,774   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                 226,641
          6,604   INTERTEK GROUP PLC (BUSINESS SERVICES)                                                                 133,481
         42,357   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  203,772
         40,163   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                     147,849
        100,255   MAN GROUP PLC (BUSINESS SERVICES)                                                                      494,794
          4,044   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                  135,216
          3,981   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                  215,492
         17,040   RIO TINTO PLC (METAL MINING)                                                                           920,093
         19,582   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                   592,556
         30,901   SAVILLS PLC (SOCIAL SERVICES)                                                                          159,114
          5,570   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                       140,620
         12,053   TRAVIS PERKINS PLC (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)                                          165,068
         87,396   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    202,384
         28,780   WPP PLC (COMMUNICATIONS)                                                                               281,477
         32,493   XSTRATA PLC (METAL MINING)                                                                             579,542
                                                                                                                      11,166,707
                                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $46,879,997)                                                                                52,815,886
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

     SHARES       SECURITY NAME                                                            YIELD                      VALUE
---------------   --------------------------------------------------------------------   --------                ---------------
PREFERRED STOCKS: 1.59%
         12,225   FRESENIUS AG (HEALTHCARE)(t)                                               1.47%                       877,583
TOTAL PREFERRED STOCKS (COST $662,292)                                                                                   877,583
                                                                                                                 ---------------
COLLATERAL FOR SECURITIES LENDING: 0.01%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 0.01%
          1,248   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B(a)(u)            0.00                          3,816
                                                                                                                 ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $19,567)                                                                     3,816
                                                                                                                 ---------------
SHORT-TERM INVESTMENTS: 0.98%
        539,953   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                            0.10                        539,953
TOTAL SHORT-TERM INVESTMENTS (COST $539,953)                                                                             539,953
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $48,101,809)*                                                              98.19%                          $    54,237,238
OTHER ASSETS AND LIABILITIES, NET                                                 1.81                                   999,520
                                                                                ------                           ---------------
TOTAL NET ASSETS                                                                100.00%                          $    55,236,758
                                                                                ------                           ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $539,953.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(t)  RATE SHOWN IS THE ANNUAL YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $50,241,041 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 6,805,329
GROSS UNREALIZED DEPRECIATION    (2,809,132)
                                -----------
NET UNREALIZED APPRECIATION     $ 3,996,197

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 97.22%
AUSTRALIA: 0.21%
         95,097   INCITEC PIVOT LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                 $       300,804
                                                                                                                 ---------------
BELGIUM: 1.36%
         28,200   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                   1,459,833
         14,956   UMICORE (CHEMICALS & ALLIED PRODUCTS)                                                                  498,912
                                                                                                                       1,958,745
                                                                                                                 ---------------
BRAZIL: 1.57%
         53,311   PETROLEO BRASILEIRO SA ADR CLASS A (OIL COMPANIES)                                                   2,259,853
                                                                                                                 ---------------
CANADA: 2.21%
         58,963   CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                           3,184,002
                                                                                                                 ---------------
CHINA: 5.33%
      2,338,029   CHINA CONSTRUCTION BANK (DEPOSITORY INSTITUTIONS)                                                    1,997,016
        492,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                            2,407,490
        128,900   CHINA MERCHANTS BANK COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                                              335,385
        279,600   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)            901,972
      1,383,000   EVERGRANDE REAL ESTATE (REAL ESTATE)                                                                   765,222
      1,175,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H (DEPOSITORY INSTITUTIONS)                                967,687
        240,550   WYNN MACAU LIMITED (CASINO & GAMING)+                                                                  296,290
                                                                                                                       7,671,062
                                                                                                                 ---------------
DENMARK: 1.24%
          2,590   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                190,662
         71,001   DANSKE BANK (DEPOSITORY INSTITUTIONS)                                                                1,593,930
                                                                                                                       1,784,592
                                                                                                                 ---------------
FRANCE: 12.24%
         45,328   ACCOR SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                        2,480,443
         10,184   AXA SA (INSURANCE CARRIERS)                                                                            239,110
         33,145   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                             2,628,997
         10,602   COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                  DEALERS)                                                                                               575,119
         42,946   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                           753,697
        266,250   NATIXIS (DEPOSITORY INSTITUTIONS)                                                                    1,329,478
         41,235   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                              3,525,992
         36,866   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                           2,561,448
          6,626   UNIBAIL (REAL ESTATE)                                                                                1,455,600
         36,813   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                             2,071,507
                                                                                                                      17,621,391
                                                                                                                 ---------------
GERMANY: 15.41%
         14,888   ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                     1,845,517
         62,884   BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                               5,032,201
         68,961   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                3,673,113
          9,458   DEUTSCHE BOERSE AG (BUSINESS SERVICES)                                                                 783,214
         97,120   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                           1,877,019
         39,201   LINDE AG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                           4,723,026
         21,881   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                   3,408,179
            765   RHOEN KLINIKUM AG (HEALTH SERVICES)                                                                     18,618
          8,470   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             821,949
                                                                                                                      22,182,836
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
HONG KONG: 3.18%
        251,254   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                            $       987,066
      1,436,582   GENTING INTERNATIONAL PLC (REAL ESTATE)+                                                             1,323,409
        505,000   HUABAO INTERNATIONAL HOLDINGS LIMITED (TOBACCO PRODUCTS)                                               543,032
        220,000   LI & FUNG LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                      909,575
        442,129   NWS HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                              811,469
                                                                                                                       4,574,551
                                                                                                                 ---------------
INDIA: 2.22%
         15,043   HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                            860,686
          5,008   ICICI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            93,849
         59,529   ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                     2,244,839
                                                                                                                       3,199,374
                                                                                                                 ---------------
IRELAND: 4.24%
         51,613   ACCENTURE PLC (ELECTRONIC COMPUTERS)                                                                 2,141,940
        165,324   BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                          310,122
         46,087   COVIDIEN LIMITED (SURGICAL & MEDICAL INSTRUMENTS & APPARATUS)                                        2,207,106
        146,786   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                           1,449,911
                                                                                                                       6,109,079
                                                                                                                 ---------------
ITALY: 3.04%
         62,016   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                      1,670,732
        602,702   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                            2,712,172
                                                                                                                       4,382,904
                                                                                                                 ---------------
JAPAN: 3.80%
         44,097   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                         1,332,482
        149,500   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                             2,120,823
          1,200   NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                 89,318
         77,960   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                  1,919,922
                                                                                                                       5,462,545
                                                                                                                 ---------------
MEXICO: 1.49%
        102,991   GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                               2,138,093
                                                                                                                 ---------------
NETHERLANDS: 9.97%
         24,806   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                          1,645,008
        186,233   ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             6,358,335
         27,239   HEINEKEN HOLDING NV (FOOD & KINDRED PRODUCTS)                                                        1,139,220
         33,537   HEINEKEN NV (FOOD & KINDRED PRODUCTS)                                                                1,592,120
        349,129   ING GROEP NV (FINANCIAL SERVICES)                                                                    3,362,248
          8,424   TNT NV (TRANSPORTATION SERVICES)                                                                       258,815
                                                                                                                      14,355,746
                                                                                                                 ---------------
NORWAY: 0.39%
         12,414   YARA INTERNATIONAL ASA (CHEMICALS & ALLIED PRODUCTS)                                                   562,294
                                                                                                                 ---------------
SINGAPORE: 0.99%
        220,400   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                1,419,187
                                                                                                                 ---------------
SPAIN: 2.43%
         22,792   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                           1,423,417

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
SPAIN (continued)
         74,302   TELEFONICA SA (COMMUNICATIONS)<<                                                               $     2,079,642
                                                                                                                       3,503,059
                                                                                                                 ---------------
SWEDEN: 1.63%
         78,809   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                         949,012
        127,065   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                     785,501
         35,256   SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                607,941
                                                                                                                       2,342,454
                                                                                                                 ---------------
SWITZERLAND: 11.86%
         46,160   CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                        2,286,828
         43,783   HOLCIM LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)+                                             3,402,702
         69,027   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                  3,350,128
         51,934   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                            2,836,075
         18,902   ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                                      3,232,484
          4,383   ROCHE HOLDINGS AG - BEARER SHARES (CHEMICALS & ALLIED PRODUCTS)                                        767,773
         76,803   UBS AG (DEPOSITORY INSTITUTIONS)                                                                     1,195,993
                                                                                                                      17,071,983
                                                                                                                 ---------------
TAIWAN: 1.32%
        166,246   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                   1,901,854
                                                                                                                 ---------------
TURKEY: 0.05%
          7,555   COCA-COLA ICECEK URETIM AS (WHOLESALE TRADE-DURABLE GOODS)                                              75,543
                                                                                                                 ---------------
UNITED KINGDOM: 9.23%
         43,814   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            498,382
        196,785   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                          2,244,992
         80,123   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                        2,527,671
        426,578   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                   1,570,325
        171,741   NATIONAL GRID PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                1,874,540
        179,830   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                     1,849,804
         20,824   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                       525,721
        317,441   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                  2,189,959
                                                                                                                      13,281,394
                                                                                                                 ---------------
UNITED STATES OF AMERICA: 1.81%
         75,421   ACTIVISION BLIZZARD INCORPORATED (BUSINESS SERVICES)+                                                  837,927
         36,789   PHILIP MORRIS INTERNATIONAL (TOBACCO PRODUCTS)                                                       1,772,857
                                                                                                                       2,610,784
                                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $116,667,649)                                                                              139,954,129
                                                                                                                 ---------------

                                                                                           YIELD
                                                                                         --------
COLLATERAL FOR SECURITIES LENDING: 3.29%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 3.29%
      4,720,199   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A(u)              0.00%                      4,720,199

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO

     SHARES       SECURITY NAME                                                            YIELD                      VALUE
---------------   --------------------------------------------------------------------   --------                ---------------
COLLATERAL INVESTED IN BUSINESS TRUSTS (continued)
         57,600   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES  B(u)(a)          0.00%                $        11,232
                                                                                                                       4,731,431
                                                                                                                 ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,777,799)                                                              4,731,431
                                                                                                                 ---------------
SHORT-TERM INVESTMENTS: 3.72%
      5,365,930   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++                           0.10                       5,365,930
                                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,365,930)                                                                         5,365,930
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $126,811,378)*                                                        104.23%                           $   150,051,490
OTHER ASSETS AND LIABILITIES, NET                                               (4.23)                                (6,095,628)
                                                                               ------                            ---------------
TOTAL NET ASSETS                                                               100.00%                           $   143,955,862
                                                                               ------                            ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,365,930.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $134,767,106 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $24,624,464
GROSS UNREALIZED DEPRECIATION    (9,340,080)
                                -----------
NET UNREALIZED APPRECIATION     $15,284,384

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 96.48%
AUSTRALIA: 8.12%
          2,390   AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                         $        30,041
         12,646   ALUMINA LIMITED (METAL MINING)                                                                          20,674
          6,492   AMCOR LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  36,143
         10,762   AMP LIMITED (INSURANCE CARRIERS)                                                                        65,006
          2,007   ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                             7,190
          3,015   ARROW ENERGY NL (OIL & GAS EXTRACTION)+                                                                 11,213
         13,981   ASCIANO GROUP (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                              22,634
            916   ASX LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                               28,559
         13,102   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                266,999
          5,255   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                  30,726
          1,841   BENDIGO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          16,160
         17,677   BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                        676,441
          1,035   BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                  SIMILAR MATERIALS)                                                                                      10,127
          9,443   BLUESCOPE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                  EQUIPMENT)                                                                                              26,019
          3,114   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                  16,529
          7,379   BRAMBLES LIMITED (BUSINESS SERVICES)                                                                    44,753
            701   CALTEX AUSTRALIA LIMITED (OIL & GAS EXTRACTION)                                                          5,831
          8,958   CFS RETAIL PROPERTY TRUST (REAL ESTATE)                                                                 15,253
          2,963   COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                      30,550
            290   COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                                17,909
          8,025   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                               391,796
          2,301   COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                               23,543
          2,534   CROWN LIMITED (EATING & DRINKING PLACES)                                                                18,132
          3,124   CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                               90,844
          7,438   CSR LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                         11,977
         24,406   DB RREEF TRUST (REAL ESTATE)                                                                            18,516
            345   ENERGY RESOURCES OF AUSTRALIA LIMITED (OIL & GAS EXTRACTION)                                             7,363
         10,969   FAIRFAX MEDIA LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        17,049
          6,406   FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                                          25,339
         10,365   FOSTER'S GROUP LIMITED (EATING & DRINKING PLACES)                                                       50,988
          6,668   GOODMAN FIELDER LIMITED (FOOD & KINDRED PRODUCTS)                                                        9,710
         44,439   GPT GROUP (REAL ESTATE)                                                                                 23,880
          2,751   HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                             10,371
          8,354   INCITEC PIVOT LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          26,425
         10,712   INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                  38,474
          2,240   JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     17,038
            772   LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              26,170
          2,306   LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                            21,287
            613   MACQUAIRE OFFICE TRUST (HOLDING & OTHER INVESTMENT OFFICES)                                                169
          3,937   MACQUARIE AIRPORTS GROUP (MISCELLANEOUS REPAIR SERVICES)                                                10,656
         31,028   MACQUARIE GOODMAN GROUP (REAL ESTATE)                                                                   17,554
          1,741   MACQUARIE GROUP LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   74,595
         11,743   MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                     13,986
          3,964   METCASH LIMITED (FOOD & KINDRED PRODUCTS)                                                               15,895
         13,109   MIRVAC GROUP (REAL ESTATE)                                                                              18,290
         10,964   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                              267,567
          2,519   NEWCREST MINING LIMITED (METAL MINING)                                                                  79,789
          6,997   ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                             21,016
          1,903   ORICA LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                             44,245
          4,635   ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                            69,735
         16,176   OZ MINERALS LIMITED (METAL MINING)                                                                      17,242
          3,321   PALADIN ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)+                                             12,397
          5,749   QANTAS AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                          15,339
          5,400   QBE INSURANCE GROUP LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                      123,230
          2,256   RIO TINTO LIMITED (METAL MINING)                                                                       150,599
          4,243   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                   53,439
            772   SIMS GROUP LIMITED (PRIMARY METAL INDUSTRIES)                                                           15,126
          1,890   SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                              26,030
          7,216   SP AUSNET (ELECTRIC, GAS & SANITARY SERVICES)                                                            5,922
         11,850   STOCKLAND (REAL ESTATE)                                                                                 41,750
          6,743   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                        52,204

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
AUSTRALIA (continued)
          3,328   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                     $        20,648
          6,639   TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                  14,484
         22,785   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                            70,050
          3,559   TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                         27,795
          5,994   TRANSURBAN GROUP (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                         29,665
          5,406   WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            151,124
            787   WESFARMERS LTD NPV PPS ()                                                                               21,975
         10,975   WESTFIELD GROUP (REAL ESTATE)                                                                          122,831
         15,385   WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                  347,537
          2,829   WOODSIDE PETROLEUM LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                   119,305
          6,720   WOOLWORTHS LIMITED (FOOD STORES)                                                                       168,543
            849   WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                               22,045
                                                                                                                       4,470,436
                                                                                                                 ---------------
AUSTRIA: 0.31%
            903   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                33,555
          2,181   IMMOEAST IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                           11,974
            777   OMV AG (OIL & GAS EXTRACTION)                                                                           34,092
            280   RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)                                        15,643
          1,668   TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                     23,810
            399   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)             16,918
            608   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 22,212
            199   WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE AGENTS, BROKERS & SERVICE)                     10,214
                                                                                                                         168,418
                                                                                                                 ---------------
BELGIUM: 0.94%
          2,600   ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)+                                                          19
            788   BELGACOM SA (COMMUNICATIONS)                                                                            28,607
             78   COLRUYT SA (FOOD STORES)                                                                                18,818
            521   DELHAIZE GROUP (GENERAL MERCHANDISE STORES)                                                             39,856
          2,741   DEXIA (DEPOSITORY INSTITUTIONS)                                                                         17,254
         11,571   FORTIS (DEPOSITORY INSTITUTIONS)                                                                        42,832
          9,100   FORTIS VVPR STRIP ()+                                                                                       26
            417   GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)                                                         39,376
          3,842   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                     198,889
            833   KBC GROEP NV (DEPOSITORY INSTITUTIONS)                                                                  35,790
            155   MOBISTAR SA (COMMUNICATIONS)                                                                            10,626
            170   NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT OFFICES)                                            9,046
            307   SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                 33,062
            522   UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                    21,788
            589   UMICORE (CHEMICALS & ALLIED PRODUCTS)                                                                   19,648
                                                                                                                         515,637
                                                                                                                 ---------------
BERMUDA: 0.10%
             50   INDEPENDENT TANKERS CORPORATION LIMITED (CRUDE PETROLEUM & NATURAL GAS)+                                    39
          3,476   KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                  17,582
          1,447   SEADRILL LIMITED (OIL & GAS EXTRACTION)                                                                 36,816
                                                                                                                          54,437
                                                                                                                 ---------------
CAYMAN ISLANDS: 0.05%
          1,000   ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                      9,455
         11,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                 12,663
            500   HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                  CONTRACTS)                                                                                                 305

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
CAYMAN ISLANDS (continued)
          3,500   LIFESTYLE INTERNATIONAL HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                          $         6,507
                                                                                                                          28,930
                                                                                                                 ---------------
CHINA: 0.07%
          4,098   CHINESE ESTATES HOLDINGS LIMITED (REAL ESTATE)                                                           6,982
         16,000   MONGOLIA ENERGY COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+              8,141
         10,400   SANDS CHINA LIMITED (CASINO & GAMING)+                                                                  12,689
          6,000   SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                            11,242
                                                                                                                          39,054
                                                                                                                 ---------------
CYPRUS: 0.04%
          2,888   BANK OF CYPRUS PUBLIC COMPANY LIMITED (INSURANCE CARRIERS)                                              20,221
                                                                                                                 ---------------
DENMARK: 0.85%
              3   A.P. MOLLER-MAERSK A/S (WATER TRANSPORTATION)                                                           20,265
              6   A.P. MOLLER-MAERSK A/S (WATER TRANSPORTATION)                                                           42,155
            612   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                 45,052
            118   COLOPLAST AS CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                  & OPTICAL)                                                                                              10,671
          2,328   DANSKE BANK (DEPOSITORY INSTITUTIONS)                                                                   52,262
          1,050   DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                    19,029
            300   H. LUNDBECK AS (CHEMICALS & ALLIED PRODUCTS)                                                             5,420
          2,352   NOVO NORDISK AS CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                  150,156
            256   NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                                                 26,634
             83   TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                    11,178
            123   TRYGVESTA A/S (INSURANCE CARRIERS)                                                                       8,085
          1,148   VESTAS WIND SYSTEMS A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)+                                                                                    69,893
            120   WILLIAM DEMANT HOLDING (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL)+                                                                                      9,019
                                                                                                                         469,819
                                                                                                                 ---------------
FINLAND: 1.09%
            657   ELISA OYJ (COMMUNICATIONS)                                                                              14,996
          2,300   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                          62,398
            338   KESKO OYJ (WHOLESALE TRADE-DURABLE GOODS)                                                               11,162
            796   KONE OYJ (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                     34,112
            657   METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      23,110
            664   NESTE OIL OYJ LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                         11,799
         19,926   NOKIA OYJ (COMMUNICATIONS)                                                                             257,643
            550   NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                           13,337
            668   OKO BANK (DEPOSITORY INSTITUTIONS)                                                                       7,205
            463   ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              9,985
            638   OUTOKUMPU OYJ (PRIMARY METAL INDUSTRIES)                                                                12,077
            400   RAUTARUUKKI OYJ (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 9,253
          2,176   SAMPO OYJ (BUSINESS SERVICES)                                                                           53,007
            420   SANOMAWSOY OYJ (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                9,476
          2,960   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                20,761
          2,693   UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                               32,017
            388   WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   15,552
                                                                                                                         597,890
                                                                                                                 ---------------
FRANCE: 10.14%
            740   ACCOR SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                           40,494
            153   AEROPORTS DE PARIS (TRANSPORTATION BY AIR)                                                              12,298
            700   AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                  10,985
          1,333   AIR LIQUIDE SA (CHEMICALS & ALLIED PRODUCTS)                                                           158,531
         12,004   ALCATEL SA (COMMUNICATIONS)                                                                             40,420
          1,046   ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    73,153

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
FRANCE (continued)
            235   ATOS ORIGIN SA (BUSINESS SERVICES)                                                             $        10,766
          9,347   AXA SA (INSURANCE CARRIERS)                                                                            219,458
             71   BIOMERIEUX (HEALTH SERVICES)                                                                             8,296
          5,007   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                               397,146
          1,156   BOUYGUES SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                             59,879
            251   BUREAU VERITAS SA (SOCIAL SERVICES)                                                                     13,084
            756   CAP GEMINI SA (BUSINESS SERVICES)                                                                       34,489
          3,382   CARREFOUR SA (FOOD STORES)                                                                             162,224
            283   CASINO GUICHARD PERRACHON SA (FOOD STORES)                                                              25,214
            328   CHRISTIAN DIOR SA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             33,613
            192   CNP ASSURANCES (INSURANCE CARRIERS)                                                                     18,592
          2,033   COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)          110,283
            743   COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                                       15,794
            751   COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)              57,518
          4,903   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                            86,047
            336   DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           19,133
            210   EIFFAGE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             11,836
          1,246   ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                               74,054
             27   ERAMET (METAL MINING)                                                                                    8,456
          1,038   ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                           62,084
            143   EURAZEO (HOLDING & OTHER INVESTMENT OFFICES)                                                             9,940
            511   EUTELSAT COMMUNICATIONS (COMMUNICATIONS)                                                                16,395
            120   FONCIERE DES REGIONS (REAL ESTATE)                                                                      12,270
          9,732   FRANCE TELECOM SA (COMMUNICATIONS)                                                                     243,186
          6,567   GAZ DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                                      284,489
          1,715   GDF SUEZ (ENERGY)                                                                                            2
             97   GECINA SA (REAL ESTATE)                                                                                 10,547
          2,930   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                179,614
            273   HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)          36,342
            102   ICADE (HOLDING & OTHER INVESTMENT OFFICES)                                                               9,766
             84   ILIAD SA (BUSINESS SERVICES)                                                                            10,038
            176   IMERYS SA (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                           10,536
            131   IPSEN (CHEMICALS & ALLIED PRODUCTS)                                                                      7,264
            345   JC DECAUX SA (BUSINESS SERVICES)                                                                         8,374
            472   KLEPIERRE (REAL ESTATE)                                                                                 19,123
          1,240   L'OREAL SA (CHEMICALS & ALLIED PRODUCTS)                                                               138,490
          1,034   LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     85,154
            611   LAGARDERE SCA (COMMUNICATIONS)                                                                          24,737
            544   LEGRAND SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            15,140
          1,307   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                146,551
            334   M6 METROPOLE TELEVISION (AMUSEMENT & RECREATION SERVICES)                                                8,548
          4,508   NATIXIS (DEPOSITORY INSTITUTIONS)                                                                       22,510
            162   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     13,371
            655   PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                7,301
          1,024   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                 87,562
            788   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                             26,491
            393   PINAULT-PRINTEMPTS-REDOUTE SA (GENERAL MERCHANDISE STORES)                                              47,174
            609   PUBLICIS GROUPE (BUSINESS SERVICES)                                                                     24,762
            960   RENAULT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                             49,248
            972   SAFRAN SA (TRANSPORTATION EQUIPMENT)                                                                    18,992
          5,543   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                        435,917
          1,246   SCHNEIDER ELECTRIC SA (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)              144,876
            858   SCOR SE (INSURANCE CARRIERS)                                                                            21,555
            138   SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                          9,534
            117   SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                  CONTRACTS)                                                                                               9,008
          3,295   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                             228,936
            609   SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                         11,185
            488   SODEXHO ALLIANCE SA (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                            27,767
          1,395   SUEZ ENVIRONNEMENT SA (ELECTRIC, GAS & SANITARY SERVICES)                                               32,168
            538   TECHNIP SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    37,852

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
FRANCE (continued)
            463   THALES SA (TRANSPORTATION EQUIPMENT)                                                           $        23,796
         11,217   TOTAL SA (OIL & GAS EXTRACTION)                                                                        720,467
            462   UNIBAIL (REAL ESTATE)                                                                                  101,492
            299   VALLOUREC SA (PIPELINES)                                                                                54,095
          2,087   VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                68,794
          2,318   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                               130,436
          6,467   VIVENDI SA (COMMUNICATIONS)                                                                            191,939
                                                                                                                       5,587,581
                                                                                                                 ---------------
GERMANY: 7.49%
          1,002   ADIDAS-SALOMON AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             54,274
          2,407   ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                       298,372
          4,908   BASF AG (OIL & GAS EXTRACTION)                                                                         303,760
          4,310   BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                                 344,901
          1,714   BAYERISCHE MOTOREN WERKE AG (TRANSPORTATION EQUIPMENT)                                                  78,025
            457   BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                              30,121
            441   CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                              11,166
          3,669   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                30,793
          4,797   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                  255,506
          3,149   DEUTSCHE BANK AG (BANKING)                                                                             222,666
          1,010   DEUTSCHE BOERSE AG (BUSINESS SERVICES)                                                                  83,638
          1,187   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                           20,043
          4,379   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                              84,632
            453   DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                          14,799
         15,106   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                   221,602
         10,092   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            423,602
            190   FRAPORT AG (TRANSPORTATION SERVICES)                                                                     9,810
            989   FRESENIUS MEDICAL CARE AG & COMPANY (HEALTH SERVICES)                                                   52,463
            146   FRESENIUS SE (HEALTH SERVICES)                                                                           9,108
            810   GEA GROUP AG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                          18,044
            313   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                      14,623
            741   HEIDELBERGCEMENT AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            51,264
            673   HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                                               30,151
            217   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            16,550
          5,612   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)+                                                                                    31,222
            889   K+S AG (CHEMICALS & ALLIED PRODUCTS)                                                                    50,703
            785   LINDE AG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                              94,579
            547   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                         42,443
            335   MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                31,412
            588   METRO AG (FOOD STORES)                                                                                  35,911
          1,033   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                     160,900
             31   PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                               10,320
             19   Q-CELLS AG (CHEMICALS & ALLIED PRODUCTS)+                                                                  310
          2,229   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             216,307
            202   SALZGITTER AG (PRIMARY METAL INDUSTRIES)                                                                19,794
          4,565   SAP AG (BUSINESS SERVICES)                                                                             217,628
          4,334   SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    397,735
            434   SOLARWORLD AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   9,551
            343   SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                  7,147
          1,732   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                              65,110
            719   TUI AG (AMUSEMENT & RECREATION SERVICES)                                                                 6,011
            651   UNITED INTERNET AG (BUSINESS SERVICES)                                                                   8,579
            235   VOLKSWAGEN AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                          26,038
             81   WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                          14,090
                                                                                                                       4,125,703
                                                                                                                 ---------------
GREECE: 0.45%
          2,289   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                 26,711
            945   COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                        21,511

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
GREECE (continued)
          1,711   EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)+                                            $        19,122
            580   HELLENIC PETROLEUM SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                          6,494
          1,270   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                            18,640
          3,291   MARFIN INVESTMENT GROUP SA (INVESTMENT COMPANIES)                                                        9,329
          3,143   NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                    80,750
          1,160   OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                               25,485
          1,569   PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)+                                                              18,004
            600   PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                         11,128
            300   TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         8,701
                                                                                                                         245,875
                                                                                                                 ---------------
HONG KONG: 2.16%
          7,802   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                     30,651
         19,500   BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                43,810
          6,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                  11,143
          7,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                              89,951
          2,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                      7,605
         10,500   CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                71,059
          5,635   ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 37,386
         24,000   GENTING INTERNATIONAL PLC (REAL ESTATE)+                                                                22,109
          4,000   HANG LUNG GROUP LIMITED (REAL ESTATE)                                                                   19,782
         11,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                              43,124
          4,000   HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        58,848
          6,000   HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                44,836
         20,220   HONG KONG & CHINA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                               50,715
            400   HONG KONG AIRCRAFT ENGINEERING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                5,175
          7,000   HONG KONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                 38,131
          6,000   HONG KONG EXCHANGES & CLEARING LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                                              106,754
          3,000   HOPEWELL HOLDINGS (REAL ESTATE)                                                                          9,673
         11,000   HUTCHISON WHAMPOA LIMITED (BUSINESS SERVICES)                                                           75,260
          3,701   HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                         10,474
         12,200   LI & FUNG LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                       50,440
          7,446   MTR CORPORATION LIMITED (RAILROAD TRANSPORTATION)                                                       25,652
         13,211   NEW WORLD DEVELOPMENT LIMITED (REAL ESTATE)                                                             26,916
          6,800   NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            15,598
          4,314   NWS HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                7,918
          1,200   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                             5,565
         18,977   PCCW LIMITED (COMMUNICATIONS)                                                                            4,571
          7,887   SINO LAND COMPANY (REAL ESTATE)                                                                         15,184
          7,000   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                          104,084
          4,000   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                               48,373
          1,000   TELEVISION BROADCASTS LIMITED (COMMUNICATIONS)                                                           4,804
         10,835   THE LINK REIT (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                         27,648
          7,625   WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                              43,760
          5,000   WHEELOCK & COMPANY (HOLDING & OTHER INVESTMENT OFFICES)                                                 15,251
          1,000   WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         9,306
          3,500   YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                  SIMILAR MATERIALS)                                                                                      10,133
                                                                                                                       1,191,689
                                                                                                                 ---------------
IRELAND: 0.37%
          6,409   ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)(i)                                                0
              1   BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                                2
          3,627   CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        98,616
          2,565   ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                     16,188
          5,311   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                              52,461
            726   KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                               21,351

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
IRELAND (continued)
            480   RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                              $        12,874
                                                                                                                         201,492
                                                                                                                 ---------------
ITALY: 3.28%
          5,668   AEM SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                             11,892
          6,223   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                        167,640
          1,334   ATLANTIA SPA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                            34,887
            528   AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                 6,655
          3,355   BANCA CARIGE SPA (DEPOSITORY INSTITUTIONS)                                                               8,956
         11,380   BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                           19,894
          2,043   BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                14,515
          3,318   BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)                                                            24,856
             36   BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                   296
         35,023   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                           202,762
         13,828   ENI SPA (OIL & GAS EXTRACTION)                                                                         352,141
            375   EXOR SPA (HOLDING & OTHER INVESTMENT OFFICES)                                                            7,304
          3,958   FIAT SPA (COMMON) (TRANSPORTATION EQUIPMENT)                                                            57,921
          2,098   FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                33,588
            322   FONDIARIA SAI SPA (INSURANCE CARRIERS)                                                                   5,119
         41,021   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                              184,595
          4,832   INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)+                                                          16,190
            367   ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                 5,020
            600   LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                                15,513
          3,672   MEDIASET SPA (COMMUNICATIONS)                                                                           30,191
          2,453   MEDIOBANCA SPA (HOLDING & OTHER INVESTMENT OFFICES)                                                     29,138
          1,138   MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                      7,109
          8,824   PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                                                  24,669
         13,596   PIRELLI & COMPANY SPA (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                         8,142
            516   PRYSMIAN SPA (COMMUNICATIONS)                                                                            9,007
          1,370   SAIPEM SPA (OIL & GAS EXTRACTION)                                                                       47,279
          7,773   SNAM RETE GAS SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                   38,602
         31,228   TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                 34,685
         51,947   TELECOM ITALIA SPA (COMMUNICATIONS)                                                                     81,035
          6,733   TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                           28,956
         75,681   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                      253,059
          2,980   UNIONE DI BANCHE SCPA (DEPOSITORY INSTITUTIONS)                                                         42,715
          3,829   UNIPOL SPA (INSURANCE AGENTS, BROKERS & SERVICE)                                                         5,238
                                                                                                                       1,809,569
                                                                                                                 ---------------
JAPAN: 20.06%
          2,000   77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               10,641
            100   ABC-MART INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                                    2,774
            300   ACOM COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                                           4,567
            800   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              20,841
          3,400   AEON COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                       27,597
            400   AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                 3,862
            500   AEON MALL COMPANY LIMITED (REAL ESTATE)                                                                  9,687
          3,000   AIOI INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                     14,380
          1,000   AIR WATER INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                    11,779
          1,000   AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                  28,891
          4,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                37,648
            200   ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                         7,952
          4,000   ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                              10,857
          2,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          12,527
          5,000   AOZORA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            5,315
          2,000   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                       36,835
          5,000   ASAHI GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                    47,560
          7,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                   35,073
          1,000   ASICS CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              8,975

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
          2,400   ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                     $        89,541
          2,000   BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                         16,165
          6,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                      27,357
            400   BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                              16,724
          3,100   BRIDGESTONE CORPORATION (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                      54,683
          1,100   BROTHER INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                     12,651
          5,700   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             242,469
            300   CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)                                   4,421
          1,200   CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  9,606
              8   CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                 53,546
          4,000   CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            23,925
          1,000   CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                    7,723
          3,500   CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           83,494
          1,100   CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     20,561
              7   CITIGROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                                            23
          1,500   CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                            8,668
            300   COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                           5,293
          3,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                         6,304
            800   CREDIT SAISON COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                       8,959
          3,000   DAI NIPPON PRINTING COMPANY LIMITED (BUSINESS SERVICES)                                                 38,250
          1,000   DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         5,874
          1,000   DAIDO STEEL COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                                   3,712
          1,000   DAIHATSU MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                9,996
          3,500   DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            73,400
          1,200   DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)           47,397
            800   DAINIPPON SUMITOMO PHARMA COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                  8,396
            400   DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                  18,939
          3,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                                               32,258
          9,000   DAIWA SECURITIES GROUP INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                                               45,294
              1   DENA COMPANY LIMITED (BUSINESS SERVICES)                                                                 5,924
          2,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                        8,941
          2,500   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                            75,543
            900   DENTSU INCORPORATED (BUSINESS SERVICES)                                                                 20,721
          1,000   DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                   5,533
          1,800   EAST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                   113,905
          1,300   EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                     47,796
            680   ELECTRIC POWER DEVELOPMENT COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                                  19,334
            900   ELPIDA MEMORY INCORPORATED (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                           14,668
            300   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                  8,856
          1,000   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              93,202
            200   FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                             37,588
          3,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                               5,188
          3,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  14,659
              3   FUJI TELEVISION NETWORK INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                   4,157
          2,500   FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL)                                                                                      75,502
         10,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                64,884
          4,000   FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                          13,940
          3,000   FURUKAWA ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                              12,529
          2,000   GS YUASA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              14,785
          2,000   GUNMA BANK LIMITED (BUSINESS SERVICES)                                                                  10,229
            120   HAKUHODO DY HOLDINGS INCORPORATED (BUSINESS SERVICES)                                                    5,845
          5,800   HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                          25,868
          1,000   HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                           3,460
            200   HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                     20,970
            300   HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                              9,689
            500   HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          10,190
            500   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING
                  CONSTRUCTION CONTRACTS)+                                                                                13,106

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
            400   HITACHI HIGH-TECHNOLOGIES CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                          $         7,936
         23,000   HITACHI LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              70,705
          1,000   HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)                                                        9,621
            900   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                        16,327
          6,000   HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                         12,268
          1,000   HOKURIKU ELECTRIC POWER COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                                     21,834
          8,800   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 298,572
          2,100   HOYA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              56,033
            700   IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                     25,105
            100   IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                                    5,838
              4   INPEX HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                      30,244
          1,760   ISETAN MITSUKOSHI HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                               15,892
          7,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)           11,163
          6,000   ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                         11,271
            300   ITO EN LIMITED (EATING & DRINKING PLACES)                                                                4,517
          8,000   ITOCHU CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                      59,094
            200   ITOCHU TECHNO-SCIENCE CORPORATION (BUSINESS SERVICES)                                                    5,371
          2,800   J FRONT RETAILING COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                  12,366
            200   JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                               4,840
          5,000   JAPAN AIRLINES CORPORATION (TRANSPORTATION BY AIR)+                                                      3,594
            100   JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                                               4,409
              3   JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE)                                                  6,234
              2   JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE)                                                  14,744
              2   JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE)                                                   8,994
          2,000   JAPAN STEEL WORKS (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              25,502
             23   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                           77,659
          2,600   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                   102,775
          1,000   JGC CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                       18,428
          3,000   JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             12,055
          1,300   JS GROUP CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                22,379
            900   JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           18,317
          1,000   JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                                            12,862
             12   JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)                                             11,874
          4,000   KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      8,093
          1,000   KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                       7,297
          2,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        12,743
          4,000   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                          90,266
          1,000   KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               8,380
          2,800   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           65,623
          7,000   KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              17,767
          3,000   KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                     8,572
             15   KDDI CORPORATION (COMMUNICATIONS)                                                                       79,451
          2,000   KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                               14,723
          3,000   KEIO CORPORATION (RAILROAD TRANSPORTATION)                                                              18,103
          1,000   KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                        5,471
            200   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              41,509
          1,000   KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                          12,253
          1,000   KINDEN CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                     8,474
          8,000   KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                          26,517
          4,000   KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                 64,148
         13,000   KOBE STEEL LIMITED (PRIMARY METAL INDUSTRIES)+                                                          23,559
          1,000   KOITO MANUFACTURING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                          16,050
          4,900   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               102,577
            500   KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              8,927
          2,500   KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                        25,763
          6,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             55,055
          2,000   KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                         23,539
            600   KURITA WATER INDUSTRIES LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                     18,851
            900   KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              79,263

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
          1,000   KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                $        10,575
          1,900   KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                          39,134
            300   LAWSON INCORPORATED (FOOD STORES)                                                                       13,250
            100   MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                      4,956
            600   MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             20,609
          9,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                                                49,716
          1,100   MARUI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                       6,773
            200   MARUICHI STEEL TUBE LIMITED (PRIMARY METAL INDUSTRIES)                                                   3,993
            600   MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                  4,180
         10,200   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 146,843
          2,000   MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                  DEALERS)                                                                                                24,232
          5,000   MAZDA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                      11,497
            300   MCDONALD'S HOLDINGS COMPANY LIMITED (FOOD STORES)                                                        5,738
            700   MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                              8,676
            400   MEIJI HOLDINGS COMPANY LIMITED (PHARMACEUTICALS)+                                                       15,116
          3,800   MILLEA HOLDINGS INCORPORATED (INSURANCE AGENTS, BROKERS & SERVICE)                                     103,699
          2,000   MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                     10,853
          6,000   MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                  25,550
          6,700   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                             166,887
         10,000   MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                74,287
          6,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                         95,795
          2,000   MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                              10,078
         16,000   MITSUBISHI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)            56,431
          1,000   MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                           11,797
          6,000   MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)             14,675
         18,000   MITSUBISHI MOTORS CORPORATION (TRANSPORTATION EQUIPMENT)+                                               25,019
          3,000   MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                12,067
         65,770   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                  323,969
            300   MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                           9,038
          9,300   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                               131,931
          3,000   MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                              7,768
          4,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                             9,634
          4,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                            67,633
          3,000   MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                  7,797
          6,000   MITSUI OSK LINES LIMITED (WATER TRANSPORTATION)                                                         31,696
          2,300   MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED (INSURANCE CARRIERS)                              58,745
          5,000   MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                            16,843
            400   MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                               7,065
         71,500   MIZUHO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                          128,579
          8,000   MIZUHO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                         7,464
          1,100   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                              54,898
          1,000   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                     9,553
         13,000   NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              33,604
          1,000   NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                     21,869
          1,000   NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               11,344
          1,000   NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    9,311
            600   NIDEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              55,454
          1,600   NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                                31,594
            500   NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    119,418
              3   NIPPON BUILDING FUND INCORPORATED (REAL ESTATE)                                                         22,800
          2,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                          27,528
          4,000   NIPPON EXPRESS COMPANY LIMITED (TRANSPORTATION SERVICES)                                                16,519
          1,000   NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                              11,577
          4,500   NIPPON MINING HOLDINGS INCORPORATED (PETROLEUM REFINING & RELATED INDUSTRIES)                           19,313
          7,000   NIPPON OIL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                                        32,453
            500   NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                               12,760

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
          3,000   NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                  HOME DEALERS)                                                                                  $         8,597
         27,000   NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                    109,404
          2,800   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                              110,609
          6,000   NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                    18,479
          3,000   NIPPONKOA INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                17,081
          3,000   NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                 7,346
          1,000   NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        14,254
         12,900   NISSAN MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                113,364
          1,000   NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                       4,798
            100   NISSHA PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               4,926
          1,000   NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                             13,514
          4,000   NISSHIN STEEL COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                            7,072
          1,000   NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                9,265
            400   NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                          13,066
            200   NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                 14,886
            800   NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                   28,739
            600   NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                               8,276
         18,800   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             139,809
            400   NOMURA REAL ESTATE HOLDING INCORPORATED (REAL ESTATE)                                                    5,934
              1   NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE)                                                             5,439
            500   NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)               9,833
          2,000   NSK LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    14,676
          2,000   NTN CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 9,036
              6   NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              18,605
             82   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                               114,430
              6   NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                          4,005
          3,000   OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   10,212
             40   OBIC COMPANY LIMITED (BUSINESS SERVICES)                                                                 6,531
          3,000   ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                       23,023
          4,000   OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                     16,759
          1,100   OLYMPUS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                                35,465
          1,000   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              17,985
            400   ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        17,171
            200   ORACLE CORPORATION JAPAN (BUSINESS SERVICES)                                                             8,333
            300   ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                         19,740
            530   ORIX CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   36,085
         10,000   OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                           33,703
            100   OTSUKA CORPORATION (BUSINESS SERVICES)                                                                   4,988
             38   RAKUTEN INCORPORATED (BUSINESS SERVICES)                                                                28,931
          2,500   RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                  25,399
          4,000   RICOH COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          57,315
            200   RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                   9,665
            500   ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              32,631
            300   SANKYO COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                                15,022
            400   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     12,849
          9,000   SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                16,624
          1,500   SAPPORO HOLDINGS (DEPOSITORY INSTITUTIONS)                                                               5,444
          1,000   SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                      5,510
             87   SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                          15,603
          1,100   SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              52,247
            900   SEGA SAMMY HOLDINGS INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               10,770
            700   SEIKO EPSON CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        11,312
          2,000   SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                                               12,442
          3,000   SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  27,235
          2,900   SENSHU IKEDA HOLDINGS INCORPORATED (BANKING)                                                            10,587
          4,020   SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                        82,082
              3   SEVEN BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             5,989
          5,200   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              65,667
            900   SHIKOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                         23,254

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
          1,000   SHIMADZU CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                  & OPTICAL)                                                                                     $         6,661
            300   SHIMANO INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           12,112
            100   SHIMANURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                   9,555
          3,000   SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    10,775
          2,200   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       124,208
            300   SHINKO ELECTRIC INDUSTRIES (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                      4,367
          3,000   SHINKO SECURITIES COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                   9,078
          5,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           5,447
          1,500   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                32,522
          1,800   SHISEIDO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  34,594
          3,000   SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         26,114
          6,000   SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                            11,949
          1,000   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                             8,150
            300   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                34,255
          4,000   SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                               93,771
          6,400   SOJITZ CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                      12,109
          5,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                 32,237
          5,400   SONY CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             156,988
              4   SONY FINANCIAL HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                               10,410
            300   SQUARE ENIX COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                            6,329
            700   STANLEY ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                              14,198
            600   SUMCO CORPORATION (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                     10,602
          8,000   SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         35,100
          5,800   SUMITOMO CORPORATION (MISCELLANEOUS RETAIL)                                                             59,060
          3,900   SUMITOMO ELECTRIC INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                              48,578
          3,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              15,188
         17,000   SUMITOMO METAL INDUSTRIES LIMITED (PRIMARY METAL INDUSTRIES)                                            45,697
          3,000   SUMITOMO METAL MINING COMPANY LIMITED (METAL MINING)                                                    44,273
          4,800   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                      137,738
          2,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                             37,755
            900   SUMITOMO RUBBER INDUSTRIES (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                    7,824
          8,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                      39,280
          1,000   SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            8,714
            400   SUZUKEN COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                             13,155
          1,800   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                     44,329
          1,200   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                          24,678
          4,000   TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     4,563
          5,000   TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      8,579
          1,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     17,206
          1,000   TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                            10,643
          2,000   TAKASHIMAYA COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                12,743
          4,000   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    164,805
          1,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            12,478
            600   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                36,667
          5,000   TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                  16,154
            900   TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                                54,243
          1,000   THE CHUGOKU BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      12,402
          1,400   THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                     26,737
          2,000   THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    11,671
          3,000   THE HIROSHIMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    11,560
          1,000   THE IYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           8,135
            600   THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            10,670
            200   TOA MEDICAL ELECTRONICS COMPANY (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                        10,457
          4,000   TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                  20,881
            600   TOHO COMPANY LIMITED TOKYO (AMUSEMENT & RECREATION SERVICES)                                             9,746
          2,000   TOHO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                            10,627
          2,200   TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                          43,598
          2,000   TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      11,183
          6,500   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                          163,140

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
            900   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                            $        57,769
         12,000   TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                           47,900
            500   TOKYO STEEL MANUFACTURING COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                     5,629
          1,000   TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                     3,847
          6,000   TOKYU CORPORATION (RAILROAD TRANSPORTATION)                                                             23,893
          2,000   TOKYU LAND CORPORATION (REAL ESTATE)                                                                     7,429
          1,000   TONENGENERAL SEKIYU KK (PETROLEUM REFINING & RELATED INDUSTRIES)                                         8,356
          3,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              24,427
          7,000   TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                   38,084
         21,000   TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             116,527
          3,000   TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          8,285
          1,000   TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                            6,359
            800   TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     12,187
            300   TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                  9,088
            300   TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                                    6,698
            900   TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                26,880
         15,300   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              645,063
          1,100   TOYOTA TSUSHO CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                               16,277
            500   TREND MICRO INCORPORATED (BUSINESS SERVICES)                                                            18,992
            300   TSUMURA & COMPANY (CHEMICALS & ALLIED PRODUCTS)                                                          9,699
          5,000   UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                              13,680
            200   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                      18,749
          1,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                               7,052
            600   USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                                10,006
            120   USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                     7,326
              9   WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                    30,174
             75   YAHOO! JAPAN CORPORATION (COMMUNICATIONS)                                                               22,550
            500   YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                 15,137
            450   YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                           30,358
          1,000   YAMAGUCHI FINANCIAL GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                           9,283
            800   YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                      9,639
          1,100   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 13,912
          2,000   YAMATO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                            27,840
            200   YAMATO KOGYO COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                                  6,539
          1,000   YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                               11,894
          1,000   YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                      8,331
          1,200   YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                     10,598
                                                                                                                      11,047,943
                                                                                                                 ---------------
LUXEMBOURG: 0.58%
          4,467   ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                               204,170
            532   METRO INTERNATIONAL (NEWSPAPERS)+                                                                           69
            392   MILLICOM INTERNATIONAL CELLULAR SA (COMMUNICATIONS)                                                     29,091
          1,466   SES FDR (BUSINESS SERVICES)                                                                             33,025
          2,444   TENARIS SA (PRIMARY METAL INDUSTRIES)                                                                   52,670
                                                                                                                         319,025
                                                                                                                 ---------------
MAURITIUS: 0.02%
           34,672 GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)                                                   12,494
                                                                                                                 ---------------
NETHERLANDS: 2.78%
          8,057   AEGON NV (INSURANCE CARRIERS)                                                                           51,595
          1,200   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                             79,578
          2,234   ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                76,284
            289   BOSKALIS WESTMINSTER (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                           11,126
            276   CORIO NV (REAL ESTATE)                                                                                  18,804
          2,110   EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)                                     42,413

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
NETHERLANDS (continued)
            337   FUGRO NV (OIL & GAS EXTRACTION)                                                                $        19,357
            571   HEINEKEN HOLDING NV (FOOD & KINDRED PRODUCTS)                                                           23,881
          1,268   HEINEKEN NV (FOOD & KINDRED PRODUCTS)                                                                   60,196
         19,385   ING GROEP NV (FINANCIAL SERVICES)                                                                      186,685
          6,170   KONINKLIJKE AHOLD NV (FOOD STORES)                                                                      81,747
            799   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                        39,258
          5,035   KONINKLIJKE PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                             148,831
            163   KONINKLIJKE VOPAK NV (TRANSPORTATION SERVICES)+                                                         12,918
          1,166   QIAGEN NV (HEALTH SERVICES)+                                                                            26,259
            527   RANDSTAD HOLDINGS NV (BUSINESS SERVICES)                                                                26,222
          3,741   REED ELSEVIER NV (HOLDING & OTHER INVESTMENT OFFICES)                                                   45,900
          9,139   ROYAL KPN NV (COMMUNICATIONS)                                                                          155,340
            777   SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                                               15,245
          3,536   STMICROELECTRONICS (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                    32,674
          1,911   TNT NV (TRANSPORTATION SERVICES)                                                                        58,713
          8,754   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                  284,915
          1,441   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            31,514
                                                                                                                       1,529,455
                                                                                                                 ---------------
NEW ZEALAND: 0.13%
          7,762   AUCKLAND INTERNATIONAL AIRPORT LIMITED (TRANSPORTATION BY AIR)                                          11,397
          1,617   CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                               7,231
          3,196   FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)           18,570
            885   NUFARM LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                             8,591
          2,983   SKY CITY ENTERTAINMENT GROUP LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                7,155
         10,128   TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                             18,407
                                                                                                                          71,351
                                                                                                                 ---------------
NORWAY: 0.70%
          4,661   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                   50,319
          3,558   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                  29,889
          3,997   ORKLA ASA (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      39,214
          1,724   RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                    13,308
          6,002   STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                  149,688
          4,293   TELENOR ASA (COMMUNICATIONS)                                                                            59,972
          1,000   YARA INTERNATIONAL ASA (CHEMICALS & ALLIED PRODUCTS)                                                    45,295
                                                                                                                         387,685
                                                                                                                 ---------------
PORTUGAL: 0.29%
              0   BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                       0
         12,164   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                  14,660
          2,722   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                       17,725
            932   BRISA-AUTO ESTRADAS DE PORTUGAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                  CONTRACTS)                                                                                               9,577
          1,220   CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                 11,214
          9,467   ENERGIAS DE PORTUGAL SA (ELECTRIC, GAS & SANITARY SERVICES)                                             42,148
            799   GALP ENERGIA SGPS SA (OIL & GAS EXTRACTION)                                                             13,801
          1,142   JERONIMO MARTINS (FOOD & KINDRED PRODUCTS)                                                              11,421
          3,020   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                               36,850
                                                                                                                         157,396
                                                                                                                 ---------------
SINGAPORE: 1.36%
          8,000   ASCENDAS REIT (REAL ESTATE)                                                                             12,558
         13,000   CAPITALAND LIMITED (REAL ESTATE)                                                                        38,565
         11,670   CAPITAMALL TRUST (REAL ESTATE)                                                                          14,895
          7,000   CAPITAMALLS ASIA LIMITED (REAL ESTATE)                                                                  12,656
          3,000   CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                 24,530
         10,000   COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                             11,632

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
SINGAPORE (continued)
          7,000   COSCO CORPORATION SINGAPORE LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                       $         5,869
          9,500   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                   103,274
          5,000   FRASER & NEAVE LIMITED (HEALTH SERVICES)                                                                14,863
          1,122   JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                        21,422
             40   K-REIT ASIA (REAL ESTATE)                                                                                   31
          7,000   KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                          40,776
          5,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                      5,836
          6,500   OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)                                                      12,213
         13,130   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                   84,546
          4,980   SEMBCORP INDUSTRIES LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)           13,013
          4,000   SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                      10,437
          2,600   SINGAPORE AIRLINES LIMITED (TRANSPORTATION BY AIR)                                                      27,537
          5,000   SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                          29,441
          8,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             20,826
          7,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
                  RELATED SERVICES)                                                                                       16,111
         42,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                   92,510
          4,000   STARHUB LIMITED (COMMUNICATIONS)                                                                         6,109
          6,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  83,519
          3,000   UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                                               8,645
          7,000   WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)                                                  31,829
          9,000   YANGZIJIANG SHIPBUILDING HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                       7,687
                                                                                                                         751,330
                                                                                                                 ---------------
SOUTH AFRICA: 0.07%
            473   RANDGOLD RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                   37,665
                                                                                                                 ---------------
SPAIN: 4.48%
          1,460   ABERTIS INFRAESTRUCTURAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)             33,000
            132   ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                              17,253
            724   ACERINOX SA (PRIMARY METAL INDUSTRIES)                                                                  15,120
            742   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (RAILROAD TRANSPORTATION)                                    37,091
         18,915   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                           344,724
          4,664   BANCO DE SABADE (DEPOSITORY INSTITUTIONS)                                                               25,907
          1,104   BANCO DE VALENCIA SA (DEPOSITORY INSTITUTIONS)+                                                          8,392
          4,455   BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)                                                      32,722
         42,670   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                           705,108
          1,471   BANKINTER SA (DEPOSITORY INSTITUTIONS)                                                                  15,155
          2,191   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (HEAVY CONSTRUCTION OTHER THAN
                  BUILDING CONSTRUCTION CONTRACTS)                                                                        25,876
          4,355   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     20,628
          1,131   EDP RENOVAVEIS SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)+                                                                                             10,724
            928   ENAGAS (ELECTRIC, GAS & SANITARY SERVICES)                                                              20,572
            197   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                  CONTRACTS)                                                                                               8,353
            945   GAMESA CORPORATION TECNOLOGICA SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                              15,921
          1,160   GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                  25,004
            511   GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)                                               7,433
            662   GRIFOLS SA (CHEMICALS & ALLIED PRODUCTS)                                                                11,624
          4,378   IBERDROLA RENOVABLES (ELECTRIC UTILITIES)                                                               20,848
         19,577   IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                       187,602
          2,472   IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                6,705
            510   INDRA SISTEMAS SA (BUSINESS SERVICES)                                                                   12,072
          1,130   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                              70,571
          3,709   MAPFRE SA (INSURANCE CARRIERS)                                                                          15,576
             82   MAPFRE SA COMMON STOCK ()+                                                                                 314
            561   RED ELECTRICA DE ESPANA (ELECTRIC, GAS & SANITARY SERVICES)                                             31,305
          3,792   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                   101,757
            473   SACYR VALLEHERMOSO SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                    5,424

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
SPAIN (continued)
         22,303   TELEFONICA SA (COMMUNICATIONS)<<                                                               $       624,240
            690   ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                13,429
                                                                                                                       2,470,450
                                                                                                                 ---------------
SWEDEN: 2.38%
          1,768   ALFA LAVAL AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  24,449
          1,687   ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                  EQUIPMENT)                                                                                              32,500
          3,478   ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         51,126
          2,023   ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         26,378
          1,240   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              29,139
          1,192   GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            22,782
          2,680   HENNES & MAURITZ AB CLASS B (APPAREL & ACCESSORY STORES)                                               148,570
            331   HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                                              8,433
          2,109   HUSQVARNA AB B SHARES (COMMUNICATIONS)                                                                  15,472
              1   HUSQVARNA AB SER A NPV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                          7
          2,400   INVESTOR AB (HOLDING & OTHER INVESTMENT OFFICES)                                                        44,453
          1,153   LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                              9,097
         16,856   NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                               170,785
          5,223   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                          62,895
          1,592   SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                                            20,560
          1,507   SECURITAS AB (BUSINESS SERVICES)                                                                        14,759
          8,038   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                      49,692
          2,340   SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                              39,705
          1,940   SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 33,453
            992   SSAB SVENSKT STAL AB CLASS A (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                  EQUIPMENT)                                                                                              16,848
            475   SSAB SVENSKT STAL AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                  EQUIPMENT)+                                                                                              7,357
          2,877   SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                  38,358
          2,514   SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                         71,623
          2,600   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                   25,598
          1,125   SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                     24,596
          1,581   TELE2 AB (COMMUNICATIONS)                                                                               24,286
         15,587   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                               143,498
         11,911   TELIASONERA AB (COMMUNICATIONS)                                                                         86,088
          2,200   VOLVO AB CLASS A (TRANSPORTATION EQUIPMENT)                                                             18,752
          5,695   VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                             48,846
                                                                                                                       1,310,105
                                                                                                                 ---------------
SWITZERLAND: 7.44%
         11,738   ABB LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                          226,183
            518   ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                                         27,667
            637   ADECCO SA (BUSINESS SERVICES)                                                                           35,140
            420   ARYZTA AG (CONSUMER STAPLES)                                                                            15,642
            259   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                21,504
             83   BKW FMB ENERGIE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                   6,469
          2,702   COMPAGNIE FINANCIERE RICHEMONT SA (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              90,860
          5,978   CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                          296,158
            211   GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                          37,406
             39   GIVAUDAN SA (CHEMICALS & ALLIED PRODUCTS)                                                               31,206
          1,270   HOLCIM LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)+                                                98,701
          1,093   JULIUS BAER GROUP LIMITED (BANKING)                                                                     38,439
          1,093   JULIUS BAER HOLDING AG (DEPOSITORY INSTITUTIONS)                                                        13,235
            279   KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                               27,127
              1   LINDT & SPRUENGLI AG (FOOD & KINDRED PRODUCTS)                                                          24,558
              4   LINDT & SPRUENGLI AG (PARTICIPATION CERTIFICATE) (FOOD & KINDRED PRODUCTS)                               8,588
            943   LOGITECH INTERNATIONAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)+                                                                                    16,356
            236   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                            16,628

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
SWITZERLAND (continued)
         18,142   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                            $       880,496
            644   NOBEL BIOCARE HOLDING AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       21,584
         11,139   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              608,292
            140   PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                                 12,181
            240   PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                                29,076
          3,700   ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                                        632,747
            253   SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                19,372
            111   SCHINDLER HOLDING SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            8,373
             24   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)              31,332
             41   STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                  & OPTICAL)                                                                                              11,515
            224   SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                            10,662
            159   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                    40,246
            154   SWISS LIFE HOLDING (INSURANCE CARRIERS)                                                                 19,594
          1,787   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                  85,606
            125   SWISSCOM AG (COMMUNICATIONS)                                                                            47,739
            502   SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                              141,769
         18,897   UBS AG (DEPOSITORY INSTITUTIONS)                                                                       294,268
            782   ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                      170,964
                                                                                                                       4,097,683
                                                                                                                 ---------------
UNITED KINGDOM: 20.66%
          4,985   3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                       22,570
            962   ADMIRAL GROUP PLC (INSURANCE CARRIERS)                                                                  18,394
          1,725   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               21,977
          7,003   ANGLO AMERICAN PLC (COAL MINING)                                                                       303,298
          2,042   ANTOFAGASTA PLC (TRANSPORTATION SERVICES)                                                               32,483
          1,845   ASSOCIATED BRITISH FOODS PLC (FOOD & KINDRED PRODUCTS)                                                  24,460
          7,691   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                          361,456
          1,113   AUTONOMY CORPORATION PLC (BUSINESS SERVICES)+                                                           27,029
         14,172   AVIVA PLC (INSURANCE CARRIERS)                                                                          90,150
         18,293   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                105,874
          3,541   BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     14,735
         60,293   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 265,679
         17,852   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                    322,341
         11,725   BHP BILLITON PLC (COAL MINING)                                                                         373,793
         99,060   BP PLC (OIL & GAS EXTRACTION)                                                                          956,541
          2,991   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                              8,996
         10,605   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                        344,274
          4,473   BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                  34,444
          5,901   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                           53,303
         40,089   BT GROUP PLC (COMMUNICATIONS)                                                                           87,307
          1,695   BUNZL PLC (BUSINESS SERVICES)                                                                           18,425
          2,246   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)            21,572
          7,140   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                   91,803
          7,120   CAIRN ENERGY PLC (ENERGY)+                                                                              38,115
          3,222   CAPITA GROUP PLC (BUSINESS SERVICES)                                                                    38,959
            840   CARNIVAL PLC (AMUSEMENT & RECREATION SERVICES)                                                          28,617
          2,131   CARPHONE WAREHOUSE PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                  6,424
            128   CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)(i)                                                         14
         26,498   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       120,024
          5,924   COBHAM PLC (TRANSPORTATION EQUIPMENT)                                                                   23,929
          9,567   COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                             68,466
         13,305   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                   232,121
          1,890   DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                      12,600
          1,331   EURASIAN NATURAL RESOURCES CORPORATION (METAL MINING)                                                   19,496
          2,498   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                17,088
            928   FRESNILLO PLC (MATERIALS)                                                                               11,787
          6,564   G4S PLC (SOCIAL SERVICES)                                                                               27,514
         27,328   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      579,515
          3,693   HAMMERSON PLC (REAL ESTATE)                                                                             25,138
          4,544   HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                          20,609
         91,611   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                          1,045,130

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
UNITED KINGDOM (continued)
          2,686  ICAP PLC (BUSINESS SERVICES)                                                                    $        18,525
          5,419  IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                           170,955
          2,284  INMARSAT PLC (COMMUNICATIONS)                                                                            25,451
          1,332  INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                   19,138
          7,880  INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                              39,265
          4,140  INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    19,917
          2,179  INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                        14,888
          6,090  J SAINSBURY PLC (FOOD STORES)                                                                            31,754
          1,112  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                        27,431
          1,106  KAZAKHMYS PLC (METAL MINING)                                                                             23,418
         12,215  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       44,966
          3,911  LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                  43,047
         30,342  LEGAL & GENERAL GROUP PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                          39,034
          2,344  LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                  19,379
        203,554  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                          163,776
            772  LONDON STOCK EXCHANGE GROUP PLC (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             8,921
            799  LONMIN PLC (METAL MINING)                                                                                25,111
          8,836  MAN GROUP PLC (BUSINESS SERVICES)                                                                        43,609
          8,175  MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                   52,818
         12,991  NATIONAL GRID PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                   141,796
          1,021  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                    34,138
         27,330  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                      47,860
          4,194  PEARSON PLC (COMMUNICATIONS)                                                                             60,134
          1,074  PETROFAC LIMITED (OIL & GAS EXTRACTION)                                                                  17,979
         13,289  PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                     136,033
          3,192  RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                   172,783
          6,260  REED ELSEVIER PLC (COMMUNICATIONS)                                                                       51,392
          2,250  RESOLUTION LIMITED (INVESTMENT COMPANIES)                                                                 3,251
          4,544  REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       21,243
          7,283  RIO TINTO PLC (METAL MINING)                                                                            393,259
          9,590  ROLLS ROYCE GROUP PLC (TRANSPORTATION EQUIPMENT)                                                         74,683
         87,521  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                               40,628
          7,612  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                    230,341
         11,091  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                 334,194
         14,205  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                    413,696
          4,870  SABMILLER PLC (EATING & DRINKING PLACES)                                                                143,149
          6,790  SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  24,045
            637  SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                       13,614
          4,764  SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                       89,171
          3,807  SEGRO PLC (REAL ESTATE)                                                                                  21,117
          2,526  SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               21,543
          1,226  SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     21,422
          2,902  SHIRE LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                              56,705
          4,574  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                         47,050
          2,015  SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               32,854
         10,687  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                        269,803
         11,468  STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                                  39,833
         42,005  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                     289,784
          4,491  THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                          16,591
          4,572  TOMKINS PLC (BUSINESS SERVICES)                                                                          14,208
          2,895  TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                      11,865
          4,149  TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                    87,048
          6,835  UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                  219,094
          3,530  UNITED UTILITIES GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                           28,218
            714  VEDANTA RESOURCES PLC (PRIMARY METAL INDUSTRIES)                                                         29,864
        276,456  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                     640,192
            905  WHITBREAD PLC (EATING & DRINKING PLACES)                                                                 20,536
         10,896  WILLIAM MORRISON SUPERMARKETS PLC (FOOD STORES)                                                          48,614
          1,470  WOLSELEY PLC (WHOLESALE TRADE-DURABLE GOODS)                                                             29,425
          6,489  WPP PLC (COMMUNICATIONS)                                                                                 63,464
         10,166  XSTRATA PLC (METAL MINING)                                                                              181,744
                                                                                                                      11,382,216
                                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
UNITED STATES OF AMERICA: 0.07%
              1   NYSE EURONEXT (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                    $            25
            308   SYNTHES INCORPORATED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                  MATERIALS)+                                                                                             40,375
                                                                                                                          40,400
                                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $50,975,594)                                                                                53,141,949
                                                                                                                 ---------------

                                                                                                    EXPIRATION
                                                                                                       DATE
                                                                                                    ----------
WARRANTS: 0.00%
          2,828   GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURE SERVICES) +                            07/24/2012               282
          3,275   MEDIOBANCA SPA (BANKING) +                                                        03/18/2011               508
          4,711   UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS) +                        06/30/2011               332
TOTAL WARRANTS (COST $0)                                                                                                   1,122
                                                                                                                 ---------------

                                                                                           YIELD
                                                                                         --------
PREFERRED STOCKS: 0.33%
            270   BAYERISCHE MOTOREN WERKE AG (TRANSPORTATION EQUIPMENT)(t)                 1.48%                          8,937
            417   FRESENIUS AG (HEALTHCARE)(t)                                              1.47                          29,935
            924   HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)(t)                              1.47                          48,522
            453   PORSCHE AG (AUTO & TRUCKS)(t)                                             0.13                          28,328
            202   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)(t)                             7.76                          17,981
            545   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)(t)                               3.48                          51,408
TOTAL PREFERRED STOCKS (COST $150,302)                                                                                   185,111
                                                                                                                 ---------------
COLLATERAL FOR SECURITIES LENDING: 1.05%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 1.05%
        570,527   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A(u)              0.00                         570,527
         28,993   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES
                  B(u)(a)                                                                   0.00                           5,654
                                                                                                                         576,181
                                                                                                                 ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $599,520)                                                                  576,181
                                                                                                                 ---------------
SHORT-TERM INVESTMENTS: 2.07%
      1,141,436   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++                           0.10                       1,141,436
                                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,141,436)                                                                         1,141,436
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $52,866,852)*                                                          99.93%                              $    55,045,799
OTHER ASSETS AND LIABILITIES, NET                                             0.07                                        36,302
                                                                            ------                               ---------------
TOTAL NET ASSETS                                                            100.00%                              $    55,082,101
                                                                            ------                               ---------------

(t)  RATE SHOWN IS THE ANNUAL YIELD AT PERIOD END.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(i)  ILLIQUID SECURITY.

+    NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,141,436.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $54,043,195 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 8,901,392
GROSS UNREALIZED DEPRECIATION    (7,898,788)
                                -----------
NET UNREALIZED APPRECIATION     $ 1,002,604

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 95.11%
AUSTRALIA: 7.09%
        340,300   AMCOR LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)         $     1,894,571
        897,000   AWB LIMITED (AGRICULTURAL SERVICES)                                                                    904,913
        404,900   BLUESCOPE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                  EQUIPMENT)                                                                                           1,115,652
        755,171   CHALLENGER FINANCIAL SERVICES GROUP LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                     2,842,428
        340,400   DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                 2,834,881
      1,718,600   GOODMAN FIELDER LIMITED (FOOD & KINDRED PRODUCTS)                                                    2,502,632
         29,469   MACQUARIE GROUP LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                1,262,637
        500,681   METCASH LIMITED (FOOD & KINDRED PRODUCTS)                                                            2,007,610
        601,094   MINCOR RESOURCES NL (METAL MINING)                                                                     952,364
        501,900   QANTAS AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                       1,339,120
        368,800   SALLY MALAY MINING LIMITED (METAL MINING)                                                              767,291
        210,400   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                           1,305,395
        527,300   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                         1,621,120
                                                                                                                      21,350,614
                                                                                                                 ---------------
AUSTRIA: 0.88%
         32,300   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                             1,200,233
         39,300   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)              1,435,768
                                                                                                                       2,636,001
                                                                                                                 ---------------
BELGIUM: 1.31%
         35,700   DELHAIZE GROUP (GENERAL MERCHANDISE STORES)                                                          2,731,025
         37,000   TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                  1,224,746
                                                                                                                       3,955,771
                                                                                                                 ---------------
DENMARK: 0.91%
         45,600   DANSKE BANK (DEPOSITORY INSTITUTIONS)                                                                1,023,693
         93,000   H. LUNDBECK AS (CHEMICALS & ALLIED PRODUCTS)                                                         1,680,248
            637   NKT HOLDING AS (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              35,466
                                                                                                                       2,739,407
                                                                                                                 ---------------
FINLAND: 1.24%
        156,300   NOKIA OYJ (COMMUNICATIONS)                                                                           2,020,959
         82,700   TIETOENATOR OYJ (BUSINESS SERVICES)                                                                  1,718,318
                                                                                                                       3,739,277
                                                                                                                 ---------------
FRANCE: 10.54%
         54,000   AXA SA (INSURANCE CARRIERS)                                                                          1,267,865
         20,800   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                             1,649,816
         31,998   CASINO GUICHARD PERRACHON SA (FOOD STORES)                                                           2,850,866
         74,700   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                         1,310,975
         86,100   FRANCE TELECOM SA (COMMUNICATIONS)                                                                   2,151,490
         31,800   LAGARDERE SCA (COMMUNICATIONS)                                                                       1,287,441
         36,000   RALLYE SA (FOOD STORES)+                                                                             1,257,580
         74,500   SAFRAN SA (TRANSPORTATION EQUIPMENT)                                                                 1,455,678
         79,700   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                      6,267,835
        105,400   SCOR SE (INSURANCE CARRIERS)                                                                         2,647,864
          4,300   SCOR SE (INSURANCE CARRIERS)                                                                           103,711
         17,600   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                           1,222,847
         32,500   THALES SA (TRANSPORTATION EQUIPMENT)                                                                 1,670,347
         48,200   TOTAL SA (OIL & GAS EXTRACTION)                                                                      3,095,883
        119,100   VIVENDI SA (COMMUNICATIONS)                                                                          3,534,857
                                                                                                                      31,775,055
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
GERMANY: 7.78%
         69,900   BASF AG (OIL & GAS EXTRACTION)                                                                 $     4,326,160
         20,100   DEUTSCHE BANK AG (BANKING)                                                                           1,421,271
         77,800   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                        1,313,709
        114,700   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                          4,814,425
         31,000   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                   1,448,331
         22,800   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                   3,551,322
         25,900   NORDDEUTSCHE AFFINERIE AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                  1,117,618
         19,000   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           1,843,805
         78,400   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                           2,947,234
          6,754   VOSSLOH AG (TRANSPORTATION EQUIPMENT)                                                                  671,078
                                                                                                                      23,454,953
                                                                                                                 ---------------
HONG KONG: 2.93%
      2,260,000   CHAODA MODERN AGRICULTURE LIMITED (AGRICULTURAL SERVICES)                                            2,405,751
      1,850,000   NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         4,243,438
      1,000,000   UNION BANK HONG KONG (DEPOSITORY INSTITUTIONS)                                                       2,165,996
                                                                                                                       8,815,185
                                                                                                                 ---------------
IRELAND: 0.36%
         79,300   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                       135,677
        225,000   BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                          425,826
        111,500   IRISH LIFE & PERMANENT PLC (BUSINESS SERVICES)                                                         523,705
                                                                                                                       1,085,208
                                                                                                                 ---------------
ITALY: 2.23%
        141,055   BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)         1,260,352
        347,300   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                         2,010,655
        135,200   ENI SPA (OIL & GAS EXTRACTION)                                                                       3,442,976
                                                                                                                       6,713,983
                                                                                                                 ---------------
JAPAN: 19.31%
        203,200   ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      1,794,503
        206,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       1,290,305
         85,600   ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                           3,193,635
        266,000   CENTRAL GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                               1,018,097
        208,000   CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         1,244,081
        169,600   COMSYS HOLDINGS CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                  SERVICES)                                                                                            1,784,133
        161,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                       338,297
         88,900   CREDIT SAISON COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                     995,621
         63,300   EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                  1,513,582
        378,000   FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                       1,317,330
         57,700   HITACHI CAPITAL CORPORATION (BUSINESS SERVICES)                                                        701,534
         36,100   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               1,224,825
        214,000   ITOCHU CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                   1,580,769
         40,300   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                 1,593,012
         52,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       331,312
            500   KDDI CORPORATION (COMMUNICATIONS)                                                                    2,648,355
         23,900   KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            426,720
         86,000   KYORIN COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 1,259,953
        516,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                                             2,850,371
         52,200   MIRACA HOLDINGS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                           1,436,601
         64,100   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                           1,596,640
         97,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                             1,376,052
        699,600   MIZUHO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                        1,258,092
        131,300   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                 1,254,308
         53,800   NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                        1,074,717

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
        213,000   NIPPON EXPRESS COMPANY LIMITED (TRANSPORTATION SERVICES)                                      $          879,637
        406,500   NIPPON MINING HOLDINGS INCORPORATED (PETROLEUM REFINING & RELATED INDUSTRIES)                          1,744,616
        303,300   NIPPON OIL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                                       1,406,131
         74,600   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                              2,946,927
         99,500   NISSAN MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                  874,397
          1,000   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                               1,395,487
        111,000   RICOH COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         1,590,492
         40,000   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                      941,104
         71,000   SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                               200,921
        384,000   SANWA SHUTTER CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       983,971
        678,000   SOJITZ CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                     1,282,840
        267,100   SUMITOMO CORPORATION (MISCELLANEOUS RETAIL)                                                            2,719,810
         42,500   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                      1,219,553
         68,700   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    2,830,525
         64,200   TAKEFUJI CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                269,452
         62,000   THE KEIYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         275,837
        234,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                      886,928
         90,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                               634,678
                                                                                                                        58,186,151
                                                                                                              --------------------
MAURITIUS: 0.49%
      4,073,200   GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)                                                  1,467,825
                                                                                                              --------------------
NETHERLANDS: 2.88%
        151,800   AEGON NV (INSURANCE CARRIERS)                                                                            972,067
         82,761   CSM (FOOD & KINDRED PRODUCTS)                                                                          2,173,859
         77,200   ING GROEP NV (FINANCIAL SERVICES)                                                                        743,466
         52,700   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                       2,589,334
         39,100   NUTRECO HOLDING NV (FOOD & KINDRED PRODUCTS)                                                           2,197,822
                                                                                                                         8,676,548
                                                                                                              --------------------
NORWAY: 0.98%
        132,000   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                  1,425,034
         61,700   STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                  1,538,773
                                                                                                                         2,963,807
                                                                                                              --------------------
PORTUGAL: 1.04%
        245,688   BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                   742,361
        131,400   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                        855,807
        126,300   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                              1,541,125
                                                                                                                         3,139,293
                                                                                                              --------------------
SINGAPORE: 0.71%
        606,490   MOBILONE LIMITED (COMMUNICATIONS)                                                                        815,332
        126,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION BY AIR)                                                     1,334,463
                                                                                                                         2,149,795
                                                                                                              --------------------
SPAIN: 5.64%
        185,200   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                           3,375,274
        141,187   BANCO ESPANOL DE CREDITO SA (DEPOSITORY INSTITUTIONS)                                                  1,729,555
        430,300   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                           7,110,565
        123,800   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                   3,322,124

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
SPAIN (continued)
         52,400   TELEFONICA SA (COMMUNICATIONS)                                                                 $     1,466,626
                                                                                                                      17,004,144
                                                                                                                 ---------------
SWEDEN: 2.44%
        120,300   BOLIDEN AB (METAL MINING)                                                                            1,541,555
         74,800   SAAB AB (TRANSPORTATION EQUIPMENT)+                                                                  1,231,382
        101,800   SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                               1,357,269
         68,600   SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                      1,954,400
        137,500   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                             1,265,832
                                                                                                                       7,350,438
                                                                                                                 ---------------
SWITZERLAND: 6.56%
         28,800   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                             2,391,187
        173,900   CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                            2,056,387
         27,500   CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                        1,362,386
          3,700   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                            923,293
         76,700   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                            4,188,527
         28,900   SWISS REINSURANCE (INSURANCE CARRIERS)                                                               1,384,444
          7,500   SWISSCOM AG (COMMUNICATIONS)                                                                         2,864,342
          2,000   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                         494,143
          7,800   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                               766,351
         15,200   ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                    3,323,080
                                                                                                                      19,754,140
                                                                                                                 ---------------
UNITED KINGDOM: 19.79%
        190,400   AMLIN PLC (INSURANCE CARRIERS)                                                                       1,099,390
        109,800   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                        5,160,299
        220,500   AVIVA PLC (INSURANCE CARRIERS)                                                                       1,402,635
        242,900   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                               1,070,330
        720,100   BP PLC (OIL & GAS EXTRACTION)                                                                        6,953,417
        332,100   BRIT INSURANCE HOLDINGS NV (PROPERTY - CASUALTY INSURANCE)                                           1,048,829
      1,092,100   BT GROUP PLC (COMMUNICATIONS)                                                                        2,378,410
        328,700   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     1,488,863
        181,087   DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                   1,207,278
        390,000   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                 797,677
        213,300   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                    4,523,220
        184,200   GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                            1,212,310
        323,800   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     2,700,919
        799,947   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                         643,621
        653,600   LOGICACMG PLC (BUSINESS SERVICES)                                                                    1,195,833
        632,790   MARSTON'S PLC (FOOD & KINDRED PRODUCTS)                                                                895,682
        544,300   MEGGITT PLC (TRANSPORTATION BY AIR)                                                                  2,278,617
        237,100   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                           254,319
      1,123,200   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                  1,966,945
        315,100   PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                      180,674
        443,900   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                          862,401
         14,300   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                430,888
        264,000   ROYAL DUTCH SHELL PLC CLASS B (PETROLEUM REFINING & RELATED INDUSTRIES)                              7,688,540
        124,200   SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                           1,477,281
        319,900   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                            2,225,041
        389,400   THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                      1,438,514
        433,500   TOMKINS PLC (BUSINESS SERVICES)                                                                      1,347,114
      1,698,900   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                  3,934,166
        223,600   WH SMITH PUBLIC LIMITED CORPORATION (GENERAL MERCHANDISE STORES)                                     1,778,817
                                                                                                                      59,642,030
                                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $320,675,778)                                                                              286,599,625
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                            YIELD                      VALUE
---------------   --------------------------------------------------------------------   --------                ---------------
COLLATERAL FOR SECURITIES LENDING: 0.01%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.01%
        176,180   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B(u)(a)           0.00%                $        34,355
                                                                                                                 ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $176,180)                                                                   34,355
                                                                                                                 ---------------
SHORT-TERM INVESTMENTS: 3.31%
      9,980,065   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++                           0.10                       9,980,065
                                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $9,980,065)                                                                         9,980,065
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $330,832,023)*                                                             98.43%                       $   296,614,045
OTHER ASSETS AND LIABILITIES, NET                                                    1.57                              4,736,645
                                                                                   ------                        ---------------
TOTAL NET ASSETS                                                                   100.00%                       $   301,350,690
                                                                                   ------                        ---------------

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,980,065.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $331,917,032 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 24,077,611
GROSS UNREALIZED DEPRECIATION    (59,380,598)
                                ------------
NET UNREALIZED DEPRECIATION     $(35,302,987)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.49%
AEROSPACE, DEFENSE: 1.20%
         18,210   RAYTHEON COMPANY                                                                               $       938,179
                                                                                                                 ---------------
APPAREL & ACCESSORY STORES: 2.63%
         43,250   GAP INCORPORATED                                                                                       906,088
         30,890   NORDSTROM INCORPORATED                                                                               1,160,846
                                                                                                                       2,066,934
                                                                                                                 ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.96%
          9,330   POLO RALPH LAUREN CORPORATION                                                                          755,543
                                                                                                                 ---------------
AUTO PARTS & EQUIPMENT: 1.32%
         37,930   JOHNSON CONTROLS INCORPORATED                                                                        1,033,213
                                                                                                                 ---------------
BIOPHARMACEUTICALS: 1.05%
         18,970   GILEAD SCIENCES INCORPORATED+                                                                          821,022
                                                                                                                 ---------------
BIOTECHNOLOGY: 3.86%
         16,550   AMGEN INCORPORATED+                                                                                    936,234
         20,810   BIOGEN IDEC INCORPORATED+                                                                            1,113,335
         18,790   LIFE TECHNOLOGIES CORPORATION+                                                                         981,402
                                                                                                                       3,030,971
                                                                                                                 ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.97%
          1,070   NVR INCORPORATED+                                                                                      760,460
                                                                                                                 ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.18%
         31,960   HOME DEPOT INCORPORATED                                                                                924,603
                                                                                                                 ---------------
BUSINESS SERVICES: 5.23%
         22,330   BMC SOFTWARE INCORPORATED+                                                                             895,433
         48,980   CA INCORPORATED                                                                                      1,100,091
         18,510   LENDER PROCESSING SERVICES INCORPORATED                                                                752,617
         55,360   ORACLE CORPORATION                                                                                   1,358,534
                                                                                                                       4,106,675
                                                                                                                 ---------------
CHEMICALS & ALLIED PRODUCTS: 2.46%
         10,840   CF INDUSTRIES HOLDINGS INCORPORATED                                                                    984,055
         46,740   RPM INTERNATIONAL INCORPORATED                                                                         950,224
                                                                                                                       1,934,279
                                                                                                                 ---------------
COMMUNICATIONS: 1.25%
         58,060   COMCAST CORPORATION CLASS A                                                                            978,892
                                                                                                                 ---------------
COMPUTERS - MEMORY DEVICES: 1.25%
         56,330   EMC CORPORATION+                                                                                       984,085
                                                                                                                 ---------------
DEPOSITORY INSTITUTIONS: 1.12%
         16,790   NORTHERN TRUST CORPORATION                                                                             879,796
                                                                                                                 ---------------
E-COMMERCE/SERVICES: 1.33%
         44,370   EBAY INCORPORATED+                                                                                   1,044,470
                                                                                                                 ---------------
EATING & DRINKING PLACES: 1.34%
         16,860   MCDONALD'S CORPORATION                                                                               1,052,738
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
EDUCATIONAL SERVICES: 1.11%
         14,360   APOLLO GROUP INCORPORATED CLASS A+                                                             $       869,929
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.24%
         32,700   BROADCOM CORPORATION CLASS A+                                                                        1,028,415
         77,770   CISCO SYSTEMS INCORPORATED+                                                                          1,861,814
         23,830   COOPER INDUSTRIES PLC                                                                                1,016,111
         53,390   MARVELL TECHNOLOGY GROUP LIMITED+                                                                    1,107,843
        105,140   MICRON TECHNOLOGY INCORPORATED+                                                                      1,110,278
         25,500   NETAPP INCORPORATED+                                                                                   876,945
         39,710   TEXAS INSTRUMENTS INCORPORATED                                                                       1,034,843
                                                                                                                       8,036,249
                                                                                                                 ---------------
ELECTRONIC COMPUTERS: 3.76%
         26,030   HEWLETT-PACKARD COMPANY                                                                              1,340,805
         12,330   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                          1,613,997
                                                                                                                       2,954,802
                                                                                                                 ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.11%
         34,040   CROWN HOLDINGS INCORPORATED+                                                                           870,743
                                                                                                                 ---------------
FOOD & KINDRED PRODUCTS: 3.67%
         31,860   ARCHER DANIELS MIDLAND COMPANY                                                                         997,537
         14,800   GENERAL MILLS INCORPORATED                                                                           1,047,988
         18,570   MOLSON COORS BREWING COMPANY                                                                           838,621
                                                                                                                       2,884,146
                                                                                                                 ---------------
FOOD STORES: 1.34%
         45,530   STARBUCKS CORPORATION+                                                                               1,049,922
                                                                                                                 ---------------
FURNITURE & FIXTURES: 1.14%
         44,020   LEGGETT & PLATT INCORPORATED                                                                           898,008
                                                                                                                 ---------------
GENERAL MERCHANDISE STORES: 1.77%
         25,990   WAL-MART STORES INCORPORATED                                                                         1,389,166
                                                                                                                 ---------------
HEALTH CARE: 1.15%
         17,740   HOSPIRA INCORPORATED+                                                                                  904,740
                                                                                                                 ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.22%
         24,830   BED BATH & BEYOND INCORPORATED+                                                                        959,183
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.13%
         12,300   3M COMPANY                                                                                           1,016,841
         10,670   APPLE INCORPORATED+                                                                                  2,249,876
         26,750   CAMERON INTERNATIONAL CORPORATION+                                                                   1,118,150
         22,940   DOVER CORPORATION                                                                                      954,533
         13,750   JOY GLOBAL INCORPORATED                                                                                709,363
         61,220   SEAGATE TECHNOLOGY                                                                                   1,113,592
                                                                                                                       7,162,355
                                                                                                                 ---------------
INFORMATION & BUSINESS SERVICES: 1.52%
          1,920   GOOGLE INCORPORATED CLASS A+                                                                         1,190,362
                                                                                                                 ---------------
INSURANCE CARRIERS: 1.28%
         20,260   PRUDENTIAL FINANCIAL INCORPORATED                                                                    1,008,138
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
LEATHER & LEATHER PRODUCTS: 1.03%
         22,210   COACH INCORPORATED                                                                             $       811,331
                                                                                                                 ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.53%
         13,000   BECKMAN COULTER INCORPORATED                                                                           850,720
         11,470   MILLIPORE CORPORATION+                                                                                 829,855
         19,030   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                 907,541
         15,590   WATERS CORPORATION+                                                                                    965,956
                                                                                                                       3,554,072
                                                                                                                 ---------------
MEDICAL MANAGEMENT SERVICES: 1.09%
         13,420   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   857,672
                                                                                                                 ---------------
METAL MINING: 1.18%
         20,150   CLIFFS NATURAL RESOURCES INCORPORATED                                                                  928,714
                                                                                                                 ---------------
MISCELLANEOUS RETAIL: 1.07%
         22,820   WALGREEN COMPANY                                                                                       837,950
                                                                                                                 ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.19%
         16,290   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             934,557
                                                                                                                 ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.24%
         25,480   CAPITAL ONE FINANCIAL CORPORATION                                                                      976,903
                                                                                                                 ---------------
OIL & GAS EXTRACTION: 2.38%
          9,330   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                               918,259
         11,710   OCCIDENTAL PETROLEUM CORPORATION                                                                       952,609
                                                                                                                       1,870,868
                                                                                                                 ---------------
PHARMACEUTICALS: 5.01%
         36,970   AMERISOURCEBERGEN CORPORATION<<                                                                        963,808
         39,400   BRISTOL-MYERS SQUIBB COMPANY<<                                                                         994,850
         16,730   MCKESSON CORPORATION                                                                                 1,045,625
         25,321   MERCK & COMPANY INCORPORATED                                                                           925,229
                                                                                                                       3,929,512
                                                                                                                 ---------------
RAILROAD TRANSPORTATION: 1.30%
         19,400   NORFOLK SOUTHERN CORPORATION                                                                         1,016,948
                                                                                                                 ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.38%
          3,990   BLACKROCK INCORPORATED                                                                                 926,478
          5,350   GOLDMAN SACHS GROUP INCORPORATED                                                                       903,294
         21,580   LAZARD LIMITED                                                                                         819,393
                                                                                                                       2,649,165
                                                                                                                 ---------------
SOFTWARE: 2.06%
         52,920   MICROSOFT CORPORATION                                                                                1,613,531
                                                                                                                 ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.24%
         38,000   OWENS CORNING INCORPORATED+                                                                            974,320
                                                                                                                 ---------------
TELECOMMUNICATIONS: 1.33%
         22,590   QUALCOMM INCORPORATED                                                                                1,045,013
                                                                                                                 ---------------
TOBACCO PRODUCTS: 1.36%
         22,130   PHILIP MORRIS INTERNATIONAL                                                                          1,066,445
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
TRANSPORTATION EQUIPMENT: 1.04%
         12,710   GOODRICH CORPORATION                                                                           $       816,618
                                                                                                                 ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.47%
         14,790   KIMBERLY-CLARK CORPORATION                                                                             942,271
         10,260   W.W. GRAINGER INCORPORATED                                                                             993,471
                                                                                                                       1,935,742
                                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $64,560,051)                                                                                77,308,964
                                                                                                                 ---------------

                                                                                                        YIELD
                                                                                                        -----
COLLATERAL FOR SECURITIES LENDING: 2.77%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.44%
         86,707   AIM STIT-LIQUID ASSETS PORTFOLIO(u)                                                    0.18%            86,707
         86,707   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(u)                                        0.12             86,707
         86,707   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                               0.13             86,707
         86,718   JPMORGAN PRIME MONEY MARKET FUND(u)                                                    0.14             86,718
                                                                                                                         346,839
                                                                                                                 ---------------

                                                                                         INTEREST    MATURITY
   PRINCIPAL                                                                               RATE        DATE
---------------                                                                          --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 2.33%
$        11,261   ANTALIS US FUNDING CORPORATION++(p)                                       0.22    01/13/2010            11,260
         11,261   ANTALIS US FUNDING CORPORATION++(p)                                       0.28    01/07/2010            11,260
         11,261   ANTALIS US FUNDING CORPORATION++(p)                                       0.29    01/29/2010            11,258
         33,782   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                            0.19    01/15/2010            33,779
         29,841   BANCO SANTANDER SA (MADRID)                                               0.08    01/04/2010            29,841
         22,521   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $22,524)                       0.01    01/04/2010            22,521
         29,841   BANK OF IRELAND                                                           0.05    01/04/2010            29,841
         29,841   BNP PARIBAS (PARIS)                                                       0.11    01/04/2010            29,841
          4,504   CALCASIEU PARISH LA+/-ss                                                  0.37    12/01/2027             4,504
          6,193   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss               0.32    06/01/2028             6,193
         34,908   CALYON (NEW YORK)                                                         0.18    01/08/2010            34,908
          2,981   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                 0.28    10/01/2038             2,981
         32,656   COMMERZBANK AG (GRAND CAYMAN)                                             0.00    01/04/2010            32,656
          9,008   COOK COUNTY IL+/-ss                                                       0.40    11/01/2030             9,008
          8,445   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $8,446)                                                                   0.01    01/04/2010             8,445
         29,841   DANSKE BANK A/S COPENHAGEN                                                0.12    01/04/2010            29,841
         20,269   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                              0.35    12/15/2037            20,269
         31,530   ENI FINANCE USA INCORPORATED++                                            0.19    02/04/2010            31,524
         33,782   FORTIS BANK NV SA                                                         0.19    01/19/2010            33,782
          7,882   GDF SUEZ++                                                                0.19    01/12/2010             7,882
         28,151   GDF SUEZ++                                                                0.20    02/03/2010            28,146
         16,891   GOTHAM FUNDING CORPORATION++(p)                                           0.18    01/11/2010            16,890
         16,985   GOTHAM FUNDING CORPORATION++(p)                                           0.19    01/05/2010            16,985
         33,782   GOVCO INCORPORATED++(p)                                                   0.19    01/12/2010            33,780
        566,039   GRYPHON FUNDING LIMITED(a)(i)                                             0.00    08/05/2010           218,378
         15,765   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.23    05/01/2023            15,765
         11,429   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.23    07/01/2034            11,429
          1,858   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                     0.27    11/01/2042             1,858
         16,891   HOUSTON TX UTILITY SYSTEM+/-ss                                            0.25    05/15/2034            16,891
          5,630   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                   0.28    07/01/2029             5,630
          2,252   INDIANA MUNICIPAL POWER AGENCY+/-ss                                       0.28    01/01/2018             2,252
          3,266   ING USA FUNDING LLC                                                       0.20    01/04/2010             3,266
          8,445   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  US TREASURY SECURITIES (MATURITY VALUE $8,446)                            0.01    01/04/2010             8,445
          3,378   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                    0.28    04/15/2025             3,378
         33,782   KOCH RESOURCES LLC++                                                      0.19    01/25/2010            33,777
         28,151   LIBERTY STREET FUNDING CORPORATION++(p)                                   0.18    01/08/2010            28,150
         28,151   LLOYDS TSB BANK PLC                                                       0.18    01/08/2010            28,151

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

                                                                                         INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                                                            RATE        DATE           VALUE
---------------   --------------------------------------------------------------------   --------   ----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        11,261   LMA AMERICAS LLC++(p)                                                     0.19%   01/19/2010   $        11,260
         37,216   MASSACHUSETTS HEFA+/-ss                                                   0.22    10/01/2034            37,216
          5,574   MATCHPOINT MASTER TRUST++(p)                                              0.19    01/05/2010             5,574
         28,151   MATCHPOINT MASTER TRUST++(p)                                              0.20    01/27/2010            28,147
          4,054   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                 0.27    02/01/2036             4,054
          2,252   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                  0.28    01/01/2018             2,252
         26,406   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                   0.25    07/01/2034            26,406
         19,593   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                     0.22    12/01/2040            19,593
         20,551   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20    01/12/2010            20,549
          9,008   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.21    01/11/2010             9,008
          7,162   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                  0.29    01/01/2034             7,162
         24,222   REGENCY MARKETS #1 LLC++(p)                                               0.20    01/07/2010            24,221
         10,156   REGENCY MARKETS #1 LLC++(p)                                               0.20    01/20/2010            10,155
         28,151   SALISBURY RECEIVABLES COMPANY++(p)                                        0.19    01/19/2010            28,149
         15,196   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                      0.18    12/01/2028            15,196
         35,583   SANPAOLO IMI US FINANCIAL COMPANY                                         0.19    01/19/2010            35,580
         23,647   SCALDIS CAPITAL LIMITED++(p)                                              0.24    01/06/2010            23,646
         34,908   SOCIETE GENERALE BANNON LLC                                               0.18    01/11/2010            34,908
         33,782   STARBIRD FUNDING CORPORATION++(p)                                         0.19    01/06/2010            33,781
         33,782   SUMITOMO TRUST & BANKING COMPANY                                          0.22    01/05/2010            33,781
          8,896   TASMAN FUNDING INCORPORATED++(p)                                          0.24    01/05/2010             8,896
         25,899   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                   0.18    01/15/2010            25,898
         27,025   TICONDEROGA MASTER FUNDING LIMITED++(p)                                   0.18    01/07/2010            27,025
         10,135   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                         0.25    07/01/2032            10,135
         33,782   UNICREDITO ITALIANO (NEW YORK)                                            0.25    01/04/2010            33,782
          3,378   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                         0.30    12/15/2040             3,378
        717,814   VFNC CORPORATION+++/- (a)(i)                                              0.45    09/30/2010           366,085
         28,151   VICTORY RECEIVABLES CORPORATION++(p)                                      0.19    01/08/2010            28,150
          7,882   VICTORY RECEIVABLES CORPORATION++(p)                                      0.20    01/13/2010             7,882
         33,782   YORKTOWN CAPITAL LLC++(p)                                                 0.19    02/03/2010            33,775
                                                                                                                       1,830,409
                                                                                                                 ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,095,061)                                                              2,177,248
                                                                                                                 ---------------

    SHARES                                                                                              YIELD
---------------                                                                                         -----
SHORT-TERM INVESTMENTS: 1.35%
      1,055,347   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                                        0.10          1,055,347
                                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,055,347)                                                                         1,055,347
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $67,710,459)*                                                 102.61%                                   $    80,541,559
OTHER ASSETS AND LIABILITIES, NET                                       (2.61)                                        (2,048,947)
                                                                       ------                                    ---------------
TOTAL NET ASSETS                                                       100.00%                                   $    78,492,612
                                                                       ------                                    ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,055,347.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

* COST FOR FEDERAL INCOME TAX PURPOSES IS $69,078,945 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION    $13,735,417
GROSS UNREALIZED DEPRECIATION     (2,272,803)
                                 -----------
NET UNREALIZED APPRECIATION      $11,462,614

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

LARGE COMPANY GROWTH PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.35%
APPAREL & ACCESSORY STORES: 1.35%
        165,300   KOHL'S CORPORATION+                                                                            $     8,914,629
                                                                                                                 ---------------
BIOPHARMACEUTICALS: 2.25%
        302,440   GENZYME CORPORATION+                                                                                14,822,584
                                                                                                                 ---------------
BIOTECHNOLOGY: 0.93%
        108,700   AMGEN INCORPORATED+                                                                                  6,149,159
                                                                                                                 ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 4.61%
        339,000   FASTENAL COMPANY<<                                                                                  14,115,960
        696,700   LOWE'S COMPANIES INCORPORATED                                                                       16,295,813
                                                                                                                      30,411,773
                                                                                                                 ---------------
BUSINESS SERVICES: 4.71%
        220,700   AUTOMATIC DATA PROCESSING INCORPORATED                                                               9,450,374
        123,900   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                              8,161,293
        154,500   VISA INCORPORATED CLASS A SHARES<<                                                                  13,512,570
                                                                                                                      31,124,237
                                                                                                                 ---------------
COMMERCIAL SERVICES: 3.36%
        723,300   PAYCHEX INCORPORATED                                                                                22,161,912
                                                                                                                 ---------------
COMPUTERS - MEMORY DEVICES: 2.30%
        868,200   EMC CORPORATION+                                                                                    15,167,454
                                                                                                                 ---------------
DEPOSITORY INSTITUTIONS: 0.93%
        325,000   WESTERN UNION COMPANY                                                                                6,126,250
                                                                                                                 ---------------
E-COMMERCE/SERVICES: 5.71%
        214,800   AMAZON.COM INCORPORATED+<<                                                                          28,894,896
        374,070   EBAY INCORPORATED+                                                                                   8,805,608
                                                                                                                      37,700,504
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.74%
      1,703,843   CISCO SYSTEMS INCORPORATED+                                                                         40,790,001
        337,700   LINEAR TECHNOLOGY CORPORATION                                                                       10,313,358
                                                                                                                      51,103,359
                                                                                                                 ---------------
GENERAL MERCHANDISE STORES: 6.61%
        547,160   TARGET CORPORATION                                                                                  26,466,129
        321,600   WAL-MART STORES INCORPORATED                                                                        17,189,520
                                                                                                                      43,655,649
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.78%
        194,600   APPLE INCORPORATED+                                                                                 41,033,356
      1,152,170   INTEL CORPORATION                                                                                   23,504,268
                                                                                                                      64,537,624
                                                                                                                 ---------------
INFORMATION & BUSINESS SERVICES: 7.48%
         79,700   GOOGLE INCORPORATED CLASS A+                                                                        49,412,406
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

LARGE COMPANY GROWTH PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
MEDICAL EQUIPMENT & SUPPLIES: 3.66%
        549,510   MEDTRONIC INCORPORATED                                                                         $    24,167,450
                                                                                                                 ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 20.88%
      1,829,537   CHARLES SCHWAB CORPORATION<<                                                                        34,431,886
         28,400   CME GROUP INCORPORATED                                                                               9,540,980
        194,600   FRANKLIN RESOURCES INCORPORATED<<                                                                   20,501,110
        320,390   GOLDMAN SACHS GROUP INCORPORATED                                                                    54,094,648
        362,000   T. ROWE PRICE GROUP INCORPORATED<<                                                                  19,276,501
                                                                                                                     137,845,125
                                                                                                                 ---------------
SOFTWARE: 6.62%
      1,434,098   MICROSOFT CORPORATION                                                                               43,725,648
                                                                                                                 ---------------
TELECOMMUNICATIONS: 5.00%
        713,900   QUALCOMM INCORPORATED                                                                               33,025,014
                                                                                                                 ---------------
TRANSPORTATION SERVICES: 4.43%
        269,500   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                15,827,735
        386,400   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                 13,419,672
                                                                                                                      29,247,407
                                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $559,944,783)                                                                              649,298,184
                                                                                                                 ---------------

COLLATERAL FOR SECURITIES LENDING: 8.00%

                                                                                           YIELD
                                                                                         --------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.64%
      2,707,769   AIM STIT-LIQUID ASSETS PORTFOLIO(u)                                       0.18%                      2,707,769
      2,707,769   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(u)                           0.12                       2,707,769
      2,707,769   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                  0.13                       2,707,769
      2,708,122   JPMORGAN PRIME MONEY MARKET FUND(u)                                       0.14                       2,708,122
                                                                                                                      10,831,429
                                                                                                                 ---------------

                                                                                         INTEREST    MATURITY
   PRINCIPAL                                                                               RATE        DATE
---------------                                                                          --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 6.36%
$       351,658   ANTALIS US FUNDING CORPORATION++(p)                                       0.22    01/13/2010           351,632
        351,658   ANTALIS US FUNDING CORPORATION++(p)                                       0.28    01/07/2010           351,642
        351,658   ANTALIS US FUNDING CORPORATION++(p)                                       0.29    01/29/2010           351,579
      1,054,975   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                            0.19    01/15/2010         1,054,897
        931,894   BANCO SANTANDER SA (MADRID)                                               0.08    01/04/2010           931,894
        703,316   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $703,394)                      0.01    01/04/2010           703,316
        931,894   BANK OF IRELAND                                                           0.05    01/04/2010           931,894
        931,894   BNP PARIBAS (PARIS)                                                       0.11    01/04/2010           931,894
        140,663   CALCASIEU PARISH LA+/-ss                                                  0.37    12/01/2027           140,663
        193,412   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss               0.32    06/01/2028           193,412
      1,090,141   CALYON (NEW YORK)                                                         0.18    01/08/2010         1,090,141
         93,102   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                 0.28    10/01/2038            93,102
      1,019,809   COMMERZBANK AG (GRAND CAYMAN)                                             0.00    01/04/2010         1,019,809
        281,327   COOK COUNTY IL+/-ss                                                       0.40    11/01/2030           281,327
        263,744   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $263,773)                                                                 0.01    01/04/2010           263,744
        931,894   DANSKE BANK A/S COPENHAGEN                                                0.12    01/04/2010           931,894
        632,985   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                              0.35    12/15/2037           632,985
        984,643   ENI FINANCE USA INCORPORATED++                                            0.19    02/04/2010           984,466
      1,054,975   FORTIS BANK NV SA                                                         0.19    01/19/2010         1,054,975
        246,161   GDF SUEZ++                                                                0.19    01/12/2010           246,146
        879,146   GDF SUEZ++                                                                0.20    02/03/2010           878,984

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

LARGE COMPANY GROWTH PORTFOLIO

                                                                                         INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                                                            RATE        DATE           VALUE
---------------   --------------------------------------------------------------------   --------   ----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       527,487   GOTHAM FUNDING CORPORATION++(p)                                           0.18%   01/11/2010   $       527,461
        530,441   GOTHAM FUNDING CORPORATION++(p)                                           0.19    01/05/2010           530,430
      1,054,975   GOVCO INCORPORATED++(p)                                                   0.19    01/12/2010         1,054,913
      2,994,614   GRYPHON FUNDING LIMITED(a)(i)                                             0.00    08/05/2010         1,155,322
        492,322   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.23    05/01/2023           492,322
        356,933   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.23    07/01/2034           356,933
         58,024   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                     0.27    11/01/2042            58,024
        527,487   HOUSTON TX UTILITY SYSTEM+/-ss                                            0.25    05/15/2034           527,487
        175,829   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                   0.28    07/01/2029           175,829
         70,332   INDIANA MUNICIPAL POWER AGENCY+/-ss                                       0.28    01/01/2018            70,332
        101,981   ING USA FUNDING LLC                                                       0.20    01/04/2010           101,979
        263,744   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  US TREASURY SECURITIES (MATURITY VALUE $263,773)                          0.01    01/04/2010           263,744
        105,497   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                    0.28    04/15/2025           105,497
      1,054,975   KOCH RESOURCES LLC++                                                      0.19    01/25/2010         1,054,841
        879,146   LIBERTY STREET FUNDING CORPORATION++(p)                                   0.18    01/08/2010           879,115
        879,146   LLOYDS TSB BANK PLC                                                       0.18    01/08/2010           879,146
        351,658   LMA AMERICAS LLC++(p)                                                     0.19    01/19/2010           351,625
      1,162,231   MASSACHUSETTS HEFA+/-ss                                                   0.22    10/01/2034         1,162,231
        174,071   MATCHPOINT MASTER TRUST++(p)                                              0.19    01/05/2010           174,067
        879,146   MATCHPOINT MASTER TRUST++(p)                                              0.20    01/27/2010           879,019
        126,597   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                 0.27    02/01/2036           126,597
         70,332   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                  0.28    01/01/2018            70,332
        824,639   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                   0.25    07/01/2034           824,639
        611,885   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                     0.22    12/01/2040           611,885
        641,776   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20    01/12/2010           641,737
        281,327   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.21    01/11/2010           281,310
        223,655   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                  0.29    01/01/2034           223,655
        756,417   REGENCY MARKETS #1 LLC++(p)                                               0.20    01/07/2010           756,392
        317,161   REGENCY MARKETS #1 LLC++(p)                                               0.20    01/20/2010           317,127
        879,146   SALISBURY RECEIVABLES COMPANY++(p)                                        0.19    01/19/2010           879,062
        474,563   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                      0.18    12/01/2028           474,563
      1,111,240   SANPAOLO IMI US FINANCIAL COMPANY                                         0.19    01/19/2010         1,111,134
        738,482   SCALDIS CAPITAL LIMITED++(p)                                              0.24    01/06/2010           738,458
      1,090,141   SOCIETE GENERALE BANNON LLC                                               0.18    01/11/2010         1,090,141
      1,054,975   STARBIRD FUNDING CORPORATION++(p)                                         0.19    01/06/2010         1,054,947
      1,054,975   SUMITOMO TRUST & BANKING COMPANY                                          0.22    01/05/2010         1,054,949
        277,810   TASMAN FUNDING INCORPORATED++(p)                                          0.24    01/05/2010           277,803
        808,814   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                   0.18    01/15/2010           808,757
        843,980   TICONDEROGA MASTER FUNDING LIMITED++(p)                                   0.18    01/07/2010           843,954
        316,492   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                         0.25    07/01/2032           316,492
      1,054,975   UNICREDITO ITALIANO (NEW YORK)                                            0.25    01/04/2010         1,054,975
        105,497   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                         0.30    12/15/2040           105,497
      3,797,580   VFNC CORPORATION+++/-(a)(i)                                               0.45    09/30/2010         1,936,766
        879,146   VICTORY RECEIVABLES CORPORATION++(p)                                      0.19    01/08/2010           879,113
        246,161   VICTORY RECEIVABLES CORPORATION++(p)                                      0.20    01/13/2010           246,144
      1,054,975   YORKTOWN CAPITAL LLC++(p)                                                 0.19    02/03/2010         1,054,791
                                                                                                                      42,001,933
                                                                                                                 ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $52,398,555)                                                            52,833,362
                                                                                                                 ---------------

     SHARES                                                                                YIELD
---------------                                                                          --------
SHORT-TERM INVESTMENTS: 1.26%
     8,302,738    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                           0.10                       8,302,738
TOTAL SHORT-TERM INVESTMENTS (COST $8,302,738)                                                                         8,302,738
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

LARGE COMPANY GROWTH PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $620,646,076)*                                                               107.61%                       $   710,434,284
OTHER ASSETS AND LIABILITIES, NET                                                   (7.61)                           (50,224,909)
                                                                                   ------                        ---------------
TOTAL NET ASSETS                                                                   100.00%                       $   660,209,375
                                                                                   ------                        ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,302,738.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $661,766,823 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $131,254,659
GROSS UNREALIZED DEPRECIATION    (82,587,198)
                                ------------
NET UNREALIZED APPRECIATION     $ 48,667,461

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.17%
AIRLINES: 0.18%
          3,665   ALLEGIANT TRAVEL COMPANY+                                                                      $       172,878
                                                                                                                 ---------------
AMUSEMENT & RECREATION SERVICES: 0.15%
          6,571   MULTIMEDIA GAMES INCORPORATED+                                                                          39,492
          9,144   TICKETMASTER+                                                                                          111,740
                                                                                                                         151,232
                                                                                                                 ---------------
APPAREL & ACCESSORY STORES: 1.90%
         13,710   CARTER'S INCORPORATED+                                                                                 359,888
          6,613   CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                           218,295
          8,691   CHRISTOPHER & BANKS CORPORATION                                                                         66,225
         13,160   DRESS BARN INCORPORATED+                                                                               303,996
         13,615   FINISH LINE INCORPORATED CLASS A                                                                       170,868
         10,695   HOT TOPIC INCORPORATED+                                                                                 68,020
          4,417   JOS. A. BANK CLOTHIERS INCORPORATED+                                                                   186,353
          9,195   STAGE STORES INCORPORATED                                                                              113,650
          6,145   THE BUCKLE INCORPORATED                                                                                179,926
          7,135   THE CATO CORPORATION CLASS A                                                                           143,128
          5,040   ZUMIEZ INCORPORATED+                                                                                    64,109
                                                                                                                       1,874,458
                                                                                                                 ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.01%
          7,211   GYMBOREE CORPORATION+                                                                                  313,606
         22,938   LIZ CLAIBORNE INCORPORATED                                                                             129,141
          4,696   MAIDENFORM BRANDS INCORPORATED+                                                                         78,376
         31,049   QUIKSILVER INCORPORATED+                                                                                62,719
          8,071   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                  237,368
          6,120   TRUE RELIGION APPAREL INCORPORATED+                                                                    113,159
          4,001   VOLCOM INCORPORATED+                                                                                    66,977
                                                                                                                       1,001,346
                                                                                                                 ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.14%
          5,108   LITHIA MOTORS INCORPORATED CLASS A                                                                      41,988
          9,565   SONIC AUTOMOTIVE INCORPORATED                                                                           99,380
                                                                                                                         141,368
                                                                                                                 ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.19%
          3,439   MIDAS INCORPORATED+                                                                                     29,060
          4,756   MONRO MUFFLER BRAKE INCORPORATED                                                                       159,041
                                                                                                                         188,101
                                                                                                                 ---------------
BIOTECHNOLOGY: 0.42%
         13,991   CUBIST PHARMACEUTICALS INCORPORATED+                                                                   265,409
          8,025   MARTEK BIOSCIENCES CORPORATION                                                                         151,994
                                                                                                                         417,403
                                                                                                                 ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.14%
          4,471   M/I HOMES INCORPORATED+                                                                                 46,454
         23,488   STANDARD-PACIFIC CORPORATION+                                                                           87,845
                                                                                                                         134,299
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
BUSINESS SERVICES: 9.57%
         11,208   ABM INDUSTRIES INCORPORATED                                                                    $       231,557
          5,380   ADMINISTAFF INCORPORATED                                                                               126,914
          7,878   AMN HEALTHCARE SERVICES INCORPORATED+                                                                   71,375
          6,406   ARBITRON INCORPORATED                                                                                  150,029
         10,662   BLACKBAUD INCORPORATED                                                                                 251,943
          9,797   BLUE COAT SYSTEMS INCORPORATED+                                                                        279,606
         12,640   BRADY CORPORATION CLASS A                                                                              379,326
          7,263   CACI INTERNATIONAL INCORPORATED CLASS A+                                                               354,798
          3,508   CAPELLA EDUCATION COMPANY+                                                                             264,152
         16,790   CIBER INCORPORATED+                                                                                     57,926
          9,576   COGNEX CORPORATION                                                                                     169,687
         10,167   COMMVAULT SYSTEMS INCORPORATED+                                                                        240,856
          5,483   COMPELLENT TECHNOLOGIES INCORPORATED+                                                                  124,354
          2,357   COMPUTER PROGRAMS & SYSTEMS INCORPORATED                                                               108,540
          5,849   COMSCORE INCORPORATED+                                                                                 102,650
         10,300   CONCUR TECHNOLOGIES INCORPORATED+                                                                      440,325
          8,481   CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                                161,902
         16,897   CYBERSOURCE CORPORATION+                                                                               339,799
          9,758   DEALERTRACK HOLDINGS INCORPORATED+                                                                     183,353
          2,432   EBIX INCORPORATED+<<                                                                                   118,755
         13,750   ECLIPSYS CORPORATION+                                                                                  254,650
         11,117   EPICOR SOFTWARE CORPORATION+                                                                            84,712
          3,579   FORRESTER RESEARCH INCORPORATED+                                                                        92,875
          6,087   GERBER SCIENTIFIC INCORPORATED+                                                                         30,739
         10,498   HEALTHCARE SERVICES GROUP                                                                              225,287
          9,047   HEARTLAND PAYMENT SYSTEMS INCORPORATED                                                                 118,787
          4,121   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                        128,740
          6,211   HMS HOLDINGS CORPORATION+                                                                              302,414
          8,541   INFOSPACE INCORPORATED+                                                                                 73,196
          4,184   INTEGRAL SYSTEMS INCORPORATED MD+                                                                       36,233
          7,333   JDA SOFTWARE GROUP INCORPORATED+                                                                       186,772
          6,412   KELLY SERVICES INCORPORATED CLASS A                                                                     76,495
          4,380   LOJACK CORPORATION+                                                                                     17,695
          5,439   MANHATTAN ASSOCIATES INCORPORATED+                                                                     130,699
          8,247   NETSCOUT SYSTEMS INCORPORATED+                                                                         120,736
          7,177   NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                              29,067
          7,706   OMNICELL INCORPORATED+                                                                                  90,083
          8,716   ON ASSIGNMENT INCORPORATED+                                                                             62,319
          4,509   PCTEL INCORPORATED+                                                                                     26,693
          7,403   PERFICIENT INCORPORATED+                                                                                62,407
         10,452   PHASE FORWARD INCORPORATED+                                                                            160,438
          8,455   PHOENIX TECHNOLOGIES LIMITED+                                                                           23,251
          3,740   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+                                                            167,851
          9,697   PROGRESS SOFTWARE CORPORATION+                                                                         283,249
          4,564   QUALITY SYSTEMS INCORPORATED                                                                           286,574
          6,638   RADIANT SYSTEMS INCORPORATED+                                                                           69,035
          5,740   RADISYS CORPORATION+                                                                                    54,817
          2,104   REWARDS NETWORK INCORPORATED                                                                            26,595
          7,169   SMITH MICRO SOFTWARE INCORPORATED+                                                                      65,525
         12,280   SPHERION CORPORATION+                                                                                   69,014
          2,872   STARTEK INCORPORATED+                                                                                   21,483
          4,889   STRATASYS INCORPORATED+                                                                                 84,482
          8,489   SYKES ENTERPRISES INCORPORATED+                                                                        216,215
          4,979   SYNNEX CORPORATION+                                                                                    152,656
         19,598   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED<<                                                           196,960
          9,262   TALEO CORPORATION CLASS A+                                                                             217,842
          7,825   TELETECH HOLDINGS INCORPORATED+                                                                        156,735
          7,247   THE KNOT INCORPORATED+                                                                                  72,977
         16,301   THQ INCORPORATED+                                                                                       82,157
          7,988   TRADESTATION GROUP INCORPORATED+                                                                        63,025
         10,577   TRUEBLUE INCORPORATED+                                                                                 156,645
         20,423   UNITED ONLINE INCORPORATED                                                                             146,841
          5,460   USA MOBILITY INCORPORATED                                                                               60,115

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
BUSINESS SERVICES (continued)
          4,961   VIAD CORPORATION                                                                              $        102,345
          2,918   VOLT INFORMATION SCIENCE INCORPORATED+                                                                  29,180
         10,562   WEBSENSE INCORPORATED+                                                                                 184,413
                                                                                                                       9,458,866
                                                                                                                 ---------------
CASINO & GAMING: 0.13%
         14,506   PINNACLE ENTERTAINMENT INCORPORATED+                                                                   130,264
                                                                                                                 ---------------
CHEMICALS & ALLIED PRODUCTS: 2.54%
          4,982   AMERICAN VANGUARD CORPORATION                                                                           41,351
          6,048   ARCH CHEMICALS INCORPORATED                                                                            186,762
          6,794   ARQULE INCORPORATED+                                                                                    25,070
          4,503   BALCHEM CORPORATION                                                                                    150,896
          7,070   CAMBREX CORPORATION+                                                                                    39,451
          4,597   CHATTEM INCORPORATED+                                                                                  428,900
          4,015   EMERGENT BIOSOLUTIONS INCORPORATED+                                                                     54,564
         11,744   HB FULLER COMPANY                                                                                      267,176
          3,772   MANNATECH INCORPORATED                                                                                  11,769
          2,827   NEWMARKET CORPORATION                                                                                  324,455
          7,377   OM GROUP INCORPORATED+                                                                                 231,564
         14,040   PAREXEL INTERNATIONAL CORPORATION+                                                                     197,964
          2,743   PENFORD CORPORATION                                                                                     23,837
         22,330   POLYONE CORPORATION+                                                                                   166,805
          2,673   QUAKER CHEMICAL CORPORATION                                                                             55,171
          1,841   STEPAN COMPANY                                                                                         119,315
          4,219   SURMODICS INCORPORATED+                                                                                 95,603
          5,218   ZEP INCORPORATED                                                                                        90,376
                                                                                                                       2,511,029
                                                                                                                 ---------------
COAL MINING: 0.24%
         10,958   PENN VIRGINIA CORPORATION                                                                              233,296
                                                                                                                 ---------------
COMMERCIAL SERVICES: 0.75%
         12,402   GEO GROUP INCORPORATED+                                                                                271,356
         20,209   LIVE NATION INCORPORATED+                                                                              171,979
          9,206   WRIGHT EXPRESS CORPORATION+                                                                            293,303
                                                                                                                         736,638
                                                                                                                 ---------------
COMMUNICATIONS: 1.26%
          6,970   ANIXTER INTERNATIONAL INCORPORATED+                                                                    328,287
          4,474   AUDIOVOX CORPORATION CLASS A+                                                                           31,721
         16,001   BRIGHTPOINT INCORPORATED+                                                                              117,607
          6,223   CBEYOND INCORPORATED+                                                                                   98,012
         10,773   GENERAL COMMUNICATION INCORPORATED CLASS A+                                                             68,732
          7,920   IOWA TELECOMMUNICATIONS SERVICES INCORPORATED<<                                                        132,739
         10,905   J2 GLOBAL COMMUNICATIONS INCORPORATED+                                                                 221,917
          8,100   NEUTRAL TANDEM INCORPORATION+                                                                          184,275
          7,447   NOVATEL WIRELESS INCORPORATED+                                                                          59,353
                                                                                                                       1,242,643
                                                                                                                 ---------------
COMPUTERS-INTEGRATED SYSTEMS: 0.04%
          4,837   AGILYSYS INCORPORATED                                                                                   44,017
                                                                                                                 ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.27%
          5,446   CHEMED CORPORATION                                                                                     261,245
          9,229   COMFORT SYSTEMS USA INCORPORATED                                                                       113,886
          4,549   DREW INDUSTRIES INCORPORATED+                                                                           93,937

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS (continued)
          9,421   DYCOM INDUSTRIES INCORPORATED+                                                                 $        75,651
         15,918   EMCOR GROUP INCORPORATED+                                                                              428,194
          9,387   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                          213,273
          6,325   MATRIX SERVICE COMPANY+                                                                                 67,361
                                                                                                                       1,253,547
                                                                                                                 ---------------
DEPOSITORY INSTITUTIONS: 6.35%
         11,209   BANK MUTUAL CORPORATION                                                                                 77,566
          3,139   BANK OF THE OZARKS INCORPORATED                                                                         91,879
         15,667   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                          90,399
         14,252   BROOKLINE BANCORP INCORPORATED                                                                         141,237
          3,837   CITY HOLDING COMPANY                                                                                   124,050
          6,784   COLUMBIA BANKING SYSTEM INCORPORATED                                                                   109,765
          7,905   COMMUNITY BANK SYSTEM INCORPORATED                                                                     152,646
          6,145   DIME COMMUNITY BANCSHARES                                                                               72,019
         22,148   EAST WEST BANCORP INCORPORATED                                                                         349,938
         18,322   FIRST BANCORP PUERTO RICO                                                                               42,141
         18,278   FIRST COMMONWEALTH FINANCIAL CORPORATION                                                                84,993
         10,679   FIRST FINANCIAL BANCORP                                                                                155,486
          5,027   FIRST FINANCIAL BANKSHARE                                                                              272,614
         13,231   FIRST MIDWEST BANCORP INCORPORATED                                                                     144,086
         14,877   GLACIER BANCORP INCORPORATED                                                                           204,112
          6,845   HANCOCK HOLDING COMPANY                                                                                299,743
         12,362   HANMI FINANCIAL CORPORATION+                                                                            14,834
          4,713   HOME BANCSHARES INCORPORATED                                                                           113,442
          5,053   INDEPENDENT BANK CORPORATION (MASSACHUSETTS)                                                           105,557
          7,818   NARA BANK NATIONAL ASSOCIATION                                                                          88,656
         30,348   NATIONAL PENN BANCSHARES INCORPORATED                                                                  175,715
          8,290   NBT BANCORP INCORPORATED                                                                               168,867
         21,047   OLD NATIONAL BANCORP                                                                                   261,614
          7,957   PINNACLE FINANCIAL PARTNERS INCORPORATED+                                                              113,149
         14,136   PRIVATEBANCORP INCORPORATED                                                                            126,800
         11,201   PROSPERITY BANCSHARES INCORPORATED                                                                     453,304
          5,820   S&T BANCORP INCORPORATED                                                                                98,998
          9,801   SIGNATURE BANK+                                                                                        312,652
          3,628   SIMMONS FIRST NATIONAL CORPORATION                                                                     100,858
         52,019   SOUTH FINANCIAL GROUP INCORPORATED<<                                                                    33,537
          4,371   STERLING BANCORPORATION (NEW YORK)                                                                      31,209
         19,741   STERLING BANCSHARES INCORPORATED (TEXAS)                                                               101,271
         20,859   SUSQUEHANNA BANCSHARES INCORPORATED                                                                    122,860
          1,690   TOMPKINS TRUST COMPANY INCORPORATED                                                                     68,445
         18,507   TRUSTCO BANK CORPORATION (NEW YORK) SHARES                                                             116,594
          7,219   UMB FINANCIAL CORPORATION                                                                              284,068
         20,953   UMPQUA HOLDINGS CORPORATION                                                                            280,980
          9,226   UNITED BANKSHARES INCORPORATED<<                                                                       184,243
         19,959   UNITED COMMUNITY BANKS INCORPORATED+                                                                    67,662
         23,286   WHITNEY HOLDING CORPORATION                                                                            212,135
          4,687   WILSHIRE BANCORP INCORPORATED                                                                           38,387
          5,834   WINTRUST FINANCIAL CORPORATION                                                                         179,629
                                                                                                                       6,268,140
                                                                                                                 ---------------
DURABLE GOODS - CONSUMER: 0.05%
          4,605   STURM, RUGER & COMPANY INCORPORATED                                                                     44,669
                                                                                                                 ---------------
EATING & DRINKING PLACES: 1.94%
          5,106   BJ'S RESTAURANTS INCORPORATED+                                                                          96,095
          5,839   CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                  78,535
          5,490   CEC ENTERTAINMENT INCORPORATED+                                                                        175,241
         13,324   CKE RESTAURANTS INCORPORATED                                                                           112,721
          5,525   CRACKER BARREL OLD COUNTRY STORE INCORPORATED                                                          209,895

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
EATING & DRINKING PLACES (continued)
          3,650   DINEEQUITY INCORPORATED                                                                        $        88,659
         13,832   JACK IN THE BOX INCORPORATED+                                                                          272,075
          1,948   LANDRY'S RESTAURANTS INCORPORATED+                                                                      41,473
          4,528   O'CHARLEYS INCORPORATED                                                                                 29,658
          5,587   P.F. CHANG'S CHINA BISTRO INCORPORATED+                                                                211,803
          5,318   PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                 124,228
          3,761   RED ROBIN GOURMET BURGERS INCORPORATED+                                                                 67,322
         15,571   RUBY TUESDAY INCORPORATED+                                                                             112,111
          4,844   RUTH'S CHRIS STEAK HOUSE INCORPORATED+                                                                  10,124
         14,747   SONIC CORPORATION+                                                                                     148,502
         12,392   TEXAS ROADHOUSE INCORPORATED CLASS A+                                                                  139,162
                                                                                                                       1,917,604
                                                                                                                 ---------------
EDUCATIONAL SERVICES: 0.25%
          4,397   AMERICAN PUBLIC EDUCATION INCORPORATED+                                                                151,081
          4,892   UNIVERSAL TECHNICAL INSTITUTE INCORPORATED+                                                             98,818
                                                                                                                         249,899
                                                                                                                 ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.54%
          7,160   ALLETE INCORPORATED                                                                                    233,989
          4,469   AMERICAN STATES WATER COMPANY                                                                          158,247
         13,226   AVISTA CORPORATION                                                                                     285,549
          2,822   CENTRAL VERMONT PUBLIC SERVICE                                                                          58,698
          3,816   CH ENERGY GROUP INCORPORATED                                                                           162,256
         10,685   EL PASO ELECTRIC COMPANY+                                                                              216,692
          5,352   LACLEDE GROUP INCORPORATED                                                                             180,737
         10,040   NEW JERSEY RESOURCES                                                                                   375,496
          6,402   NORTHWEST NATURAL GAS COMPANY                                                                          288,346
         17,652   PIEDMONT NATURAL GAS COMPANY                                                                           472,191
          7,194   SOUTH JERSEY INDUSTRIES INCORPORATED                                                                   274,667
         10,854   SOUTHWEST GAS CORPORATION                                                                              309,665
          7,226   UIL HOLDINGS CORPORATION                                                                               202,906
          8,636   UNISOURCE ENERGY CORPORATION                                                                           277,993
                                                                                                                       3,497,432
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.79%
          6,322   ACTEL CORPORATION+                                                                                      75,105
         10,451   ACUITY BRANDS INCORPORATED                                                                             372,474
         29,088   ADAPTEC INCORPORATED+                                                                                   97,445
          8,016   ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                               120,881
          5,495   AO SMITH CORPORATION                                                                                   238,428
          3,179   APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                  61,323
         30,269   ARRIS GROUP INCORPORATED+                                                                              345,975
          7,576   ATMI INCORPORATED+                                                                                     141,065
          2,970   AZZ INCORPORATED                                                                                        97,119
         10,124   BALDOR ELECTRIC COMPANY                                                                                284,383
          2,810   BEL FUSE INCORPORATED CLASS B                                                                           60,387
         15,547   BENCHMARK ELECTRONICS INCORPORATED+                                                                    293,994
          6,200   CERADYNE INCORPORATED+                                                                                 119,102
          9,416   CHECKPOINT SYSTEMS INCORPORATED+                                                                       143,594
          6,818   COMTECH TELECOMMUNICATIONS CORPORATION+                                                                238,971
          8,183   CTS CORPORATION                                                                                         78,720
          3,743   CUBIC CORPORATION                                                                                      139,614
          6,965   CYMER INCORPORATED+                                                                                    267,317
         37,602   CYPRESS SEMICONDUCTOR CORPORATION+                                                                     397,077
          8,426   DIODES INCORPORATED+                                                                                   172,312
          4,279   DIONEX CORPORATION+                                                                                    316,090
          5,529   DSP GROUP INCORPORATED+                                                                                 31,128
          4,231   DTS  INCORPORATED+                                                                                     144,743

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          6,622   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                    $        71,650
          3,687   EMS TECHNOLOGIES INCORPORATED+                                                                          53,462
         10,531   EXAR CORPORATION+                                                                                       74,875
          5,599   GREATBATCH INCORPORATED+                                                                               107,669
         23,205   HARMONIC INCORPORATED+                                                                                 146,888
          7,282   HELEN OF TROY LIMITED+                                                                                 178,118
          5,164   HITTITE MICROWAVE CORPORATION+                                                                         210,433
          5,639   HUTCHINSON TECHNOLOGY INCORPORATED+                                                                     57,856
          5,255   LITTELFUSE INCORPORATED+                                                                               168,948
          7,482   MAGNETEK INCORPORATED+                                                                                  11,522
          5,676   MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                  62,493
          9,059   METHODE ELECTRONICS INCORPORATED                                                                        78,632
         10,383   MICREL INCORPORATED                                                                                     85,141
         19,778   MICROSEMI CORPORATION+                                                                                 351,060
         10,948   MOOG INCORPORATED CLASS A+                                                                             320,010
          1,158   NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                126,488
          4,959   PARK ELECTROCHEMICAL CORPORATION                                                                       137,067
          6,173   PERICOM SEMICONDUCTOR+                                                                                  71,175
          9,551   PLEXUS CORPORATION+                                                                                    272,204
          3,800   ROGERS CORPORATION+                                                                                    115,178
         42,103   SKYWORKS SOLUTIONS INCORPORATED+<<                                                                     597,442
          5,369   STANDARD MICROSYSTEMS CORPORATION+                                                                     111,568
          3,119   SUPERTEX INCORPORATED+                                                                                  92,946
         10,552   SYMMETRICOM INCORPORATED+                                                                               54,870
          8,210   SYNAPTICS INCORPORATED+                                                                                251,637
          9,940   TECHNITROL INCORPORATED                                                                                 43,537
         16,257   TEKELEC+                                                                                               248,407
          3,064   TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                  18,721
         36,733   TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                   220,398
         10,423   TTM TECHNOLOGIES INCORPORATED+                                                                         120,177
          3,306   UNIVERSAL ELECTRONICS INCORPORATED+                                                                     76,765
         17,765   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                637,408
          6,773   VIASAT INCORPORATED+                                                                                   215,246
          4,728   VICOR CORPORATION                                                                                       43,970
                                                                                                                       9,671,208
                                                                                                                 ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.44%
          3,066   CDI CORPORATION                                                                                         39,705
         10,181   eRESEARCH TECHNOLOGY INCORPORATED+                                                                      61,188
          3,322   EXPONENT INCORPORATED+                                                                                  92,484
          2,258   LANDAUER INCORPORATED                                                                                  138,641
          4,262   MAXMUS INCORPORATED                                                                                    213,100
         15,353   REGENERON PHARMACEUTICAL INCORPORATED+                                                                 371,236
          3,889   STANLEY INCORPORATED+                                                                                  106,597
         14,793   TETRA TECH INCORPORATED+                                                                               401,926
                                                                                                                       1,424,877
                                                                                                                 ---------------
ENVIRONMENTAL CONTROL: 0.19%
         13,513   CALGON CARBON CORPORATION+                                                                             187,831
                                                                                                                 ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.00%
         10,644   GRIFFON CORPORATION+                                                                                   130,070
          3,451   GULF ISLAND FABRICATION INCORPORATED                                                                    72,575
          8,575   MOBILE MINI INCORPORATED+                                                                              120,822
         21,768   NCI BUILDING SYSTEMS INCORPORATED+                                                                      39,400
          9,090   QUANEX BUILDING PRODUCTS CORPORATION                                                                   154,257
          9,284   SIMPSON MANUFACTURING COMPANY INCORPORATED                                                             249,647
          7,085   WATTS WATER TECHNOLOGIES INCORPORATED                                                                  219,068
                                                                                                                         985,839
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
FOOD & KINDRED PRODUCTS: 1.75%
          2,443   BOSTON BEER COMPANY INCORPORATED+                                                              $       113,844
          3,046   CAL-MAINE FOODS INCORPORATED                                                                           103,808
         19,853   DARLING INTERNATIONAL INCORPORATED+                                                                    166,368
          4,014   DIAMOND FOODS INCORPORATED                                                                             142,658
          3,419   J & J SNACK FOODS CORPORATION                                                                          136,623
          7,742   LANCE INCORPORATED                                                                                     203,615
          3,137   PEET'S COFFEE & TEA INCORPORATED+                                                                      104,556
          4,221   SANDERSON FARMS INCORPORATED                                                                           177,957
          7,709   TREEHOUSE FOODS INCORPORATED+                                                                          299,572
         10,439   UNITED NATURAL FOODS INCORPORATED+                                                                     279,139
                                                                                                                       1,728,140
                                                                                                                 ---------------
FOOD STORES: 0.08%
          7,031   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+                                                      82,895
                                                                                                                 ---------------
FOOD-WHOLESALE: 0.05%
          2,836   CALAVO GROWERS INCORPORATED                                                                             48,212
                                                                                                                 ---------------
FOOTWEAR: 0.44%
         20,685   CROCS INCORPORATED+<<                                                                                  118,939
          3,102   DECKERS OUTDOOR CORPORATION+                                                                           315,535
                                                                                                                         434,474
                                                                                                                 ---------------
FURNITURE & FIXTURES: 0.21%
          6,283   ETHAN ALLEN INTERIORS INCORPORATED                                                                      84,318
         12,445   LA-Z-BOY INCORPORATED                                                                                  118,601
                                                                                                                         202,919
                                                                                                                 ---------------
GENERAL MERCHANDISE STORES: 0.71%
          9,737   CABELA'S INCORPORATED+                                                                                 138,850
         12,293   CASEY'S GENERAL STORES INCORPORATED                                                                    392,393
          9,668   FRED'S INCORPORATED                                                                                     98,614
          6,305   STEIN MART INCORPORATED+                                                                                67,211
                                                                                                                         697,068
                                                                                                                 ---------------
HEALTH SERVICES: 3.11%
          6,751   AMEDISYS INCORPORATED+<<                                                                               327,829
          7,405   AMSURG CORPORATION+                                                                                    163,058
          2,871   BIO-REFERENCE LABORATORIES INCORPORATED+                                                               112,514
          1,749   CORVEL CORPORATION+                                                                                     58,661
          7,446   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                  73,790
          6,872   CRYOLIFE INCORPORATED+                                                                                  44,118
          8,069   ENZO BIOCHEM INCORPORATED+                                                                              43,411
          4,144   GENOPTIX INCORPORATED+                                                                                 147,236
          7,076   GENTIVA HEALTH SERVICES INCORPORATED+                                                                  191,123
          8,160   HEALTHWAYS INCORPORATED+                                                                               149,654
          8,112   INVENTIV HEALTH INCORPORATED+                                                                          131,171
          3,274   IPC THE HOSPITALIST COMPANY+                                                                           108,861
          4,494   LCA-VISION INCORPORATED+                                                                                23,009
          3,652   LHC GROUP INCORPORATED+                                                                                122,744
          8,489   MAGELLAN HEALTH SERVICES INCORPORATED+                                                                 345,757
          4,268   MEDCATH CORPORATION+                                                                                    33,760
         11,235   MEDNAX INCORPORATED+<<                                                                                 675,336
          4,973   NAUTILUS GROUP INCORPORATED+                                                                            10,095
          7,999   ODYSSEY HEALTHCARE INCORPORATED+                                                                       124,624

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
HEALTH SERVICES (continued)
          5,953   REHABCARE GROUP INCORPORATED+                                                                  $       181,150
                                                                                                                       3,067,901
                                                                                                                 ---------------
HOLDING & OTHER INVESTMENT OFFICES: 5.38%
          9,602   ACADIA REALTY TRUST                                                                                    161,987
         23,710   BIOMED REALTY TRUST INCORPORATED                                                                       374,144
         16,010   COLONIAL PROPERTIES TRUST                                                                              187,797
         28,554   DIAMONDROCK HOSPITALITY                                                                                241,852
          6,309   EASTGROUP PROPERTIES INCORPORATED                                                                      241,509
         10,144   ENTERTAINMENT PROPERTIES TRUST                                                                         357,779
         16,352   FRANKLIN STREET PROPERTIES CORPORATION                                                                 238,903
         14,333   HEALTHCARE REALTY TRUST INCORPORATED                                                                   307,586
          8,100   HOME PROPERTIES INCORPORATED                                                                           386,451
         17,123   INLAND REAL ESTATE CORPORATION                                                                         139,552
         10,418   KILROY REALTY CORPORATION                                                                              319,520
         15,209   KITE REALTY GROUP TRUST                                                                                 61,901
         15,335   LASALLE HOTEL PROPERTIES                                                                               325,562
          5,605   LTC PROPERTIES INCORPORATED                                                                            149,934
         19,355   MEDICAL PROPERTIES TRUST INCORPORATED                                                                  193,550
          6,967   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                         336,367
         19,894   NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                              422,151
          5,220   PARKWAY PROPERTIES INCORPORATED                                                                        108,680
         11,699   POST PROPERTIES INCORPORATED                                                                           229,300
          4,357   PS BUSINESS PARKS INCORPORATED                                                                         218,068
          6,637   SOVRAN SELF STORAGE INCORPORATED                                                                       237,140
          5,173   URSTADT BIDDLE PROPERTIES INCORPORATED                                                                  78,992
                                                                                                                       5,318,725
                                                                                                                 ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.08%
          4,514   HAVERTY FURNITURE COMPANIES INCORPORATED                                                                61,977
          7,550   TUESDAY MORNING CORPORATION+                                                                            19,479
                                                                                                                          81,456
                                                                                                                 ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.09%
          5,045   MARCUS CORPORATION                                                                                      64,677
          2,725   MONARCH CASINO & RESORT INCORPORATED+                                                                   22,073
                                                                                                                          86,750
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.14%
          3,034   AAON INCORPORATED                                                                                       59,133
         16,376   ACTUANT CORPORATION CLASS A                                                                            303,447
          4,791   ASTEC INDUSTRIES INCORPORATED+                                                                         129,070
          4,236   BLACK BOX CORPORATION                                                                                  120,048
         12,072   BRIGGS & STRATTON CORPORATION                                                                          225,867
         15,550   BROOKS AUTOMATION INCORPORATED+                                                                        133,419
          2,207   CASCADE CORPORATION                                                                                     60,670
          7,237   DRIL-QUIP INCORPORATED+                                                                                408,746
          4,827   ENPRO INDUSTRIES INCORPORATED+                                                                         127,481
         12,569   GARDNER DENVER INCORPORATED                                                                            534,811
         12,014   INTERMEC INCORPORATED+                                                                                 154,500
          5,328   INTEVAC INCORPORATED+                                                                                   61,112
          6,666   JOHN BEAN TECHNOLOGIES CORPORATION                                                                     113,389
          8,022   KAYDON CORPORATION                                                                                     286,867
         16,733   KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                90,191
          2,996   LINDSAY MANUFACTURING COMPANY                                                                          119,391
          3,592   LUFKIN INDUSTRIES INCORPORATED                                                                         262,934
          8,359   NETGEAR INCORPORATED+                                                                                  181,307
         12,016   OIL STATES INTERNATIONAL INCORPORATED+                                                                 472,109

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
          7,929   ROBBINS & MYERS INCORPORATED                                                                   $       186,490
          6,415   SCANSOURCE INCORPORATED+                                                                               171,281
          6,462   SIGMA DESIGNS INCORPORATED+                                                                             69,143
          8,263   TORO COMPANY                                                                                           345,476
          5,718   ULTRATECH INCORPORATED+                                                                                 84,969
          7,736   WATSCO INCORPORATED                                                                                    378,909
                                                                                                                       5,080,760
                                                                                                                 ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.18%
          5,635   EHEALTH INCORPORATED+                                                                                   92,583
          9,984   NATIONAL FINANCIAL PARTNERS CORPORATION                                                                 80,771
                                                                                                                         173,354
                                                                                                                 ---------------
INSURANCE CARRIERS: 3.43%
          2,138   AMERICAN PHYSICIANS CAPITAL INCORPORATED                                                                64,824
         12,336   AMERIGROUP CORPORATION+                                                                                332,579
          4,558   AMERISAFE INCORPORATED+                                                                                 81,907
         10,389   CENTENE CORPORATION+                                                                                   219,935
         11,455   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                            256,248
         10,624   EMPLOYERS HOLDINGS INCORPORATED                                                                        162,972
         11,817   HEALTHSPRING INCORPORATED+                                                                             208,097
          3,284   INFINITY PROPERTY & CASUALTY CORPORATION                                                               133,462
          3,207   MOLINA HEALTHCARE INCORPORATED+                                                                         73,344
          4,998   PRESIDENTIAL LIFE CORPORATION                                                                           45,732
          7,826   PROASSURANCE CORPORATION+                                                                              420,334
          4,282   RLI CORPORATION                                                                                        228,017
          3,634   SAFETY INSURANCE GROUP INCORPORATED                                                                    131,660
         12,814   SELECTIVE INSURANCE GROUP INCORPORATED                                                                 210,790
          4,403   STEWART INFORMATION SERVICES CORPORATION                                                                49,666
          3,239   THE NAVIGATORS GROUP INCORPORATED+                                                                     152,589
         10,849   TOWER GROUP INCORPORATED                                                                               253,975
          5,393   UNITED FIRE & CASUALTY COMPANY                                                                          98,314
          9,022   ZENITH NATIONAL INSURANCE CORPORATION                                                                  268,495
                                                                                                                       3,392,940
                                                                                                                 ---------------
LEATHER & LEATHER PRODUCTS: 0.32%
         10,349   BROWN SHOE COMPANY INCORPORATED                                                                        102,145
          5,474   GENESCO INCORPORATED+                                                                                  150,316
          6,531   K-SWISS INCORPORATED                                                                                    64,918
                                                                                                                         317,379
                                                                                                                 ---------------
LEGAL SERVICES: 0.07%
          1,771   PRE-PAID LEGAL SERVICES INCORPORATED+                                                                   72,753
                                                                                                                 ---------------
LEISURE: 0.12%
          9,554   INTERVAL LEISURE GROUP INCORPORATED+                                                                   119,138
                                                                                                                 ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.33%
          2,583   DELTIC TIMBER CORPORATION                                                                              119,283
          1,641   SKYLINE CORPORATION                                                                                     30,194
          4,673   UNIVERSAL FOREST PRODUCTS                                                                              172,013
                                                                                                                         321,490
                                                                                                                 ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.20%
          5,317   ABAXIS INCORPORATED+                                                                                   135,849
         16,146   ALIGN TECHNOLOGY INCORPORATED+                                                                         287,722

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
         17,974   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                $       346,718
          2,146   AMERICAN SCIENCE & ENGINEERING INCORPORATED                                                            162,753
          3,108   ANALOGIC CORPORATION                                                                                   119,689
          3,609   BADGER METER INCORPORATED                                                                              143,710
          3,105   CANTEL INDUSTRIES                                                                                       62,659
          5,660   COHU INCORPORATED                                                                                       78,957
          7,027   CONMED CORPORATION+                                                                                    160,216
         10,908   COOPER COMPANIES INCORPORATED                                                                          415,813
          5,763   CYBERONICS INCORPORATED+                                                                               117,796
          6,384   ESCO TECHNOLOGIES INCORPORATED                                                                         228,866
          7,184   ESTERLINE TECHNOLOGIES CORPORATION+                                                                    292,892
          3,887   FARO TECHNOLOGIES INCORPORATED+                                                                         83,337
          9,098   FEI COMPANY+                                                                                           212,529
          6,183   HAEMONETICS CORPORATION+                                                                               340,992
          7,649   HANGER ORTHOPEDIC GROUP INCORPORATED+                                                                  105,786
          3,075   ICU MEDICAL INCORPORATED+                                                                              112,053
          5,998   II-VI INCORPORATED+                                                                                    190,736
          4,951   INTEGRA LIFESCIENCES HOLDINGS+                                                                         182,098
         28,598   ION GEOPHYSICAL CORPORATION+                                                                           169,300
          3,264   KEITHLEY INSTRUMENTS INCORPORATED                                                                       15,178
          2,678   KENSEY NASH CORPORATION+                                                                                68,289
         15,999   KOPIN CORPORATION+                                                                                      66,876
          9,795   MERIDIAN DIAGNOSTICS INCORPORATED                                                                      211,082
          6,781   MERIT MEDICAL SYSTEMS INCORPORATED+                                                                    130,805
         11,953   MKS INSTRUMENTS INCORPORATED+                                                                          208,102
          4,006   MTS SYSTEMS CORPORATION                                                                                115,132
          6,855   NATUS MEDICAL INCORPORATED+                                                                            101,385
          5,375   NEOGEN CORPORATION+                                                                                    126,904
          8,749   NEWPORT CORPORATION+                                                                                    80,403
          4,350   OSTEOTECH INCORPORATED+                                                                                 13,920
          4,362   PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                                              43,969
          7,479   RUDOLPH TECHNOLOGIES INCORPORATED+                                                                      50,259
          7,183   SONIC SOLUTIONS+                                                                                        84,975
          8,645   SYMMETRY MEDICAL INCORPORATED+                                                                          69,679
          8,699   TELEDYNE TECHNOLOGIES INCORPORATED+<<                                                                  333,694
          8,079   THERAGENICS CORPORATION+                                                                                10,826
          9,302   VEECO INSTRUMENTS INCORPORATED+<<                                                                      307,338
          5,094   ZOLL MEDICAL CORPORATION+                                                                              136,112
                                                                                                                       6,125,399
                                                                                                                 ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.53%
          7,799   INVACARE CORPORATION                                                                                   194,507
         14,406   PSS WORLD MEDICAL INCORPORATED+                                                                        325,143
                                                                                                                         519,650
                                                                                                                 ---------------
METAL FABRICATE, HARDWARE: 0.10%
          4,102   CIRCOR INTERNATIONAL INCORPORATED                                                                      103,288
                                                                                                                 ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.17%
          5,998   AMCOL INTERNATIONAL CORPORATION                                                                        170,463
                                                                                                                 ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.95%
          1,439   BLYTH INCORPORATED                                                                                      48,523
         16,422   CENTRAL GARDEN & PET COMPANY CLASS A+                                                                  163,235
          8,322   DAKTRONICS INCORPORATED                                                                                 76,646
         14,943   HILLENBRAND INCORPORATED                                                                               281,526
          6,737   JAKKS PACIFIC INCORPORATED+                                                                             81,652
          4,100   KID BRANDS INCORPORATED+                                                                                17,958
          4,064   LYDALL INCORPORATED                                                                                     21,173
          5,163   RC2 CORPORATION+                                                                                        76,154

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
         12,946   SHUFFLE MASTER INCORPORATED+                                                                   $       106,675
          3,007   STANDEX INTERNATIONAL CORPORATION                                                                       60,411
                                                                                                                         933,953
                                                                                                                 ---------------
MISCELLANEOUS RETAIL: 1.71%
          5,199   BIG 5 SPORTING GOODS CORPORATION                                                                        89,319
          3,515   BLUE NILE INCORPORATED+                                                                                222,605
          7,074   CASH AMERICA INTERNATIONAL INCORPORATED                                                                247,307
          6,920   HIBBETT SPORTS INCORPORATED+                                                                           152,171
          9,537   HSN INCORPORATED+                                                                                      192,552
          6,471   JO ANN STORES INCORPORATED+                                                                            234,509
          4,311   NORTH AMERICAN WATCH CORPORATION                                                                        41,903
          7,472   NUTRI SYSTEM INCORPORATED                                                                              232,902
         18,420   OFFICEMAX INCORPORATED                                                                                 233,750
          2,819   STAMPS.COM INCORPORATED+                                                                                25,371
          5,724   ZALE CORPORATION+                                                                                       15,569
                                                                                                                       1,687,958
                                                                                                                 ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.77%
          6,105   ARKANSAS BEST CORPORATION                                                                              179,670
          6,994   FORWARD AIR CORPORATION                                                                                175,200
         12,700   HEARTLAND EXPRESS INCORPORATED                                                                         193,929
          6,751   OLD DOMINION FREIGHT LINE INCORPORATED+                                                                207,256
                                                                                                                         756,055
                                                                                                                 ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.46%
          6,308   FINANCIAL FEDERAL CORPORATION                                                                          173,470
          6,410   FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                            142,238
          3,923   WORLD ACCEPTANCE CORPORATION+                                                                          140,561
                                                                                                                         456,269
                                                                                                                 ---------------
OIL & GAS EXTRACTION: 2.07%
          5,501   BASIC ENERGY SERVICES INCORPORATED+                                                                     48,959
         15,566   CALLAWAY GOLF COMPANY                                                                                  117,368
          4,641   PETROLEUM DEVELOPMENT CORPORATION+                                                                      84,513
         12,702   PETROQUEST ENERGY INCORPORATED+                                                                         77,863
         13,068   PIONEER DRILLING COMPANY+                                                                              103,237
          4,887   SEACOR HOLDINGS INCORPORATED+                                                                          372,634
          2,812   SEAHAWK DRILLING INCORPORATED+                                                                          63,382
         15,099   ST. MARY LAND & EXPLORATION COMPANY                                                                    516,990
         10,134   STONE ENERGY CORPORATION+                                                                              182,919
          4,448   SUPERIOR WELL SERVICES+                                                                                 63,428
          9,040   SWIFT ENERGY COMPANY+                                                                                  216,598
         18,212   TETRA TECHNOLOGIES INCORPORATED+                                                                       201,789
                                                                                                                       2,049,680
                                                                                                                 ---------------
PAPER & ALLIED PRODUCTS: 1.23%
          9,353   BUCKEYE TECHNOLOGIES INCORPORATED+                                                                      91,285
          2,744   CLEARWATER PAPER CORPORATION+                                                                          150,838
          3,538   NEENAH PAPER INCORPORATED                                                                               49,355
          9,355   ROCK-TENN COMPANY CLASS A                                                                              471,586
          4,272   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                          300,535
          3,065   STANDARD REGISTER COMPANY                                                                               15,632
         11,812   WAUSAU PAPER CORPORATION                                                                               137,019
                                                                                                                       1,216,250
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
PERSONAL SERVICES: 0.49%
          7,500   COINSTAR INCORPORATED+                                                                         $       208,350
          4,491   G&K SERVICES INCORPORATED CLASS A                                                                      112,859
          3,462   UNIFIRST CORPORATION                                                                                   166,557
                                                                                                                         487,766
                                                                                                                 ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.87%
         14,545   HEADWATERS INCORPORATED+                                                                                94,833
          9,947   HOLLY CORPORATION                                                                                      254,942
          3,995   WD-40 COMPANY                                                                                          129,278
         14,346   WORLD FUEL SERVICES CORPORATION                                                                        384,329
                                                                                                                         863,382
                                                                                                                 ---------------
PHARMACEUTICALS: 1.48%
          9,281   CATALYST HEALTH SOLUTIONS INCORPORATED+                                                                338,478
          3,593   KENDLE INTERNATIONAL INCORPORATED+                                                                      65,788
          8,406   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                             227,466
          7,391   PHARMERICA CORPORATION+                                                                                117,369
         13,404   SALIX PHARMACEUTICALS LIMITED+                                                                         340,462
         16,086   SAVIENT PHARMACEUTICALS INCORPORATED+                                                                  218,930
         18,698   VIROPHARMA INCORPORATED+                                                                               156,876
                                                                                                                       1,465,369
                                                                                                                 ---------------
PRIMARY METAL INDUSTRIES: 1.94%
         11,265   BELDEN CDT INCORPORATED                                                                                246,929
          4,884   BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                90,549
         13,851   CENTURY ALUMINUM COMPANY+                                                                              224,248
         11,012   CURTISS-WRIGHT CORPORATION                                                                             344,896
          4,554   ENCORE WIRE CORPORATION                                                                                 95,953
          7,277   GIBRALTAR INDUSTRIES INCORPORATED                                                                      114,467
          9,089   MUELLER INDUSTRIES INCORPORATED                                                                        225,771
          2,180   OLYMPIC STEEL INCORPORATED                                                                              71,024
          7,244   RTI INTERNATIONAL METALS INCORPORATED+                                                                 182,331
          6,697   TEXAS INDUSTRIES INCORPORATED                                                                          234,328
          5,235   TREDEGAR CORPORATION                                                                                    82,818
                                                                                                                       1,913,314
                                                                                                                 ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.21%
          9,678   BOWNE & COMPANY INCORPORATED                                                                            64,649
          2,695   CONSOLIDATED GRAPHICS INCORPORATED+                                                                     94,379
          6,990   EW SCRIPPS COMPANY                                                                                      48,650
                                                                                                                         207,678
                                                                                                                 ---------------
REAL ESTATE: 0.34%
          8,671   FORESTAR REAL ESTATE GROUP INCORPORATED+                                                               190,589
          7,675   MERITAGE CORPORATION+                                                                                  148,358
                                                                                                                         338,947
                                                                                                                 ---------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.94%
         10,922   CEDAR SHOPPING CENTERS INCORPORATED                                                                     74,270
         20,868   EXTRA SPACE STORAGE INCORPORATED                                                                       241,025
         24,708   LEXINGTON CORPORATE PROPERTIES TRUST                                                                   150,223
          9,584   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                               81,081
          9,725   TANGER FACTORY OUTLET CENTERS INCORPORATED                                                             379,178
                                                                                                                         925,777
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
RESTAURANTS: 0.27%
          4,352   BUFFALO WILD WINGS INCORPORATED+                                                               $       175,255
            295   STEAK N SHAKE COMPANY+                                                                                  95,615
                                                                                                                         270,870
                                                                                                                 ---------------
RETAIL: 0.20%
         11,746   EZCORP INCORPORATED+                                                                                   202,149
                                                                                                                 ---------------
RETAIL, TRADE & SERVICES: 0.52%
          3,742   LUMBER LIQUIDATORS HOLDINGS INCORPORATED+                                                              100,286
          5,137   MARINEMAX INCORPORATED+                                                                                 47,209
         12,596   MEN'S WEARHOUSE INCORPORATED                                                                           265,272
          5,514   PETMED EXPRESS INCORPORATED                                                                             97,212
                                                                                                                         509,979
                                                                                                                 ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.44%
          6,300   A. SCHULMAN INCORPORATED                                                                               127,134
          7,967   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                              312,306
                                                                                                                         439,440
                                                                                                                 ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.53%
          4,952   GREENHILL & COMPANY INCORPORATED<<                                                                     397,348
         10,554   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                              207,914
         12,761   LABRANCHE & COMPANY INCORPORATED+                                                                       36,241
         10,305   OPTIONSXPRESS HOLDINGS INCORPORATED                                                                    159,212
          3,860   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                  195,355
          7,316   STIFEL FINANCIAL CORPORATION+                                                                          433,400
          6,780   SWS GROUP INCORPORATED                                                                                  82,038
                                                                                                                       1,511,508
                                                                                                                 ---------------
SOCIAL SERVICES: 0.15%
          1,965   ALMOST FAMILY INCORPORATED+                                                                             77,676
          6,189   RES-CARE INCORPORATED+                                                                                  69,317
                                                                                                                         146,993
                                                                                                                 ---------------
SOFTWARE: 0.11%
          7,857   EPIQ SYSTEMS INCORPORATED+                                                                             109,919
                                                                                                                 ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.88%
          6,754   APOGEE ENTERPRISES INCORPORATED                                                                         94,556
          5,660   CABOT MICROELECTRONICS CORPORATION+                                                                    186,554
          4,620   CARBO CERAMICS INCORPORATED                                                                            314,945
         10,577   EAGLE MATERIALS INCORPORATED                                                                           275,531
                                                                                                                         871,586
                                                                                                                 ---------------
TECHNOLOGY: 0.09%
          6,879   AVID TECHNOLOGY INCORPORATED+                                                                           87,776
                                                                                                                 ---------------
TEXTILE MILL PRODUCTS: 0.67%
          6,627   ALBANY INTERNATIONAL CORPORATION CLASS A                                                               148,842
         13,593   INTERFACE INCORPORATED                                                                                 112,958
          3,350   OXFORD INDUSTRIES INCORPORATED                                                                          69,278
         11,968   WOLVERINE WORLD WIDE INCORPORATED                                                                      325,769
                                                                                                                         656,847
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
TEXTILES - PRODUCTS: 0.22%
         17,242   ICONIX BRAND GROUP INCORPORATED+                                                               $       218,111
                                                                                                                 ---------------
TOBACCO PRODUCTS: 0.11%
         21,510   ALLIANCE ONE INTERNATIONAL INCORPORATED+                                                               104,969
                                                                                                                 ---------------
TRANSPORTATION BY AIR: 0.66%
          2,632   AIR METHODS CORPORATION+                                                                                88,488
          8,663   BRISTOW GROUP INCORPORATED+                                                                            333,092
         13,425   SKYWEST INCORPORATED                                                                                   227,151
                                                                                                                         648,731
                                                                                                                 ---------------
TRANSPORTATION EQUIPMENT: 2.54%
          9,398   AAR CORPORATION+                                                                                       215,966
          3,583   AEROVIRONMENT INCORPORATED+                                                                            104,194
          2,948   ARCTIC CAT INCORPORATED                                                                                 27,004
          4,826   ATC TECHNOLOGY CORPORATION+                                                                            115,100
         21,319   BRUNSWICK CORPORATION                                                                                  270,964
         12,153   CLARCOR INCORPORATED                                                                                   394,243
         12,288   GENCORP INCORPORATED+                                                                                   86,016
          5,845   GROUP 1 AUTOMOTIVE INCORPORATED                                                                        165,706
          5,548   HORNBECK OFFSHORE+                                                                                     129,157
         13,723   ORBITAL SCIENCES CORPORATION+                                                                          209,413
          7,895   POLARIS INDUSTRIES INCORPORATED                                                                        344,459
          7,939   SPARTAN MOTORS INCORPORATED                                                                             44,697
          4,423   STANDARD MOTOR PRODUCTS INCORPORATED                                                                    37,684
          5,601   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                                          85,695
          4,022   TRIUMPH GROUP INCORPORATED                                                                             194,062
          7,023   WINNEBAGO INDUSTRIES INCORPORATED                                                                       85,681
                                                                                                                       2,510,041
                                                                                                                 ---------------
TRANSPORTATION SERVICES: 0.25%
          9,147   HUB GROUP INCORPORATED CLASS A+                                                                        245,414
                                                                                                                 ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.47%
          9,844   HAIN CELESTIAL GROUP INCORPORATED+                                                                     167,446
          6,814   MYERS INDUSTRIES INCORPORATED                                                                           62,007
          3,100   NASH FINCH COMPANY                                                                                     114,979
          2,459   PERRY ELLIS INTERNATIONAL INCORPORATED+                                                                 37,033
          3,867   SCHOOL SPECIALTY INCORPORATED+                                                                          90,449
          5,416   SPARTAN STORES INCORPORATED                                                                             77,395
          4,418   THE ANDERSONS INCORPORATED                                                                             114,073
          8,728   TRACTOR SUPPLY COMPANY+                                                                                462,235
          5,766   UNITED STATIONERS INCORPORATED+                                                                        327,787
                                                                                                                       1,453,404
                                                                                                                 ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.63%
          4,037   A.M. CASTLE & COMPANY                                                                                   55,267
          8,992   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                           198,453
         10,436   BARNES GROUP INCORPORATED                                                                              176,368
          5,963   DIGI INTERNATIONAL INCORPORATED+                                                                        54,383
         11,079   INSIGHT ENTERPRISES INCORPORATED+                                                                      126,522
          6,217   KAMAN CORPORATION CLASS A                                                                              143,551
         14,072   KNIGHT TRANSPORTATION INCORPORATED                                                                     271,449
            967   LAWSON PRODUCTS INCORPORATED                                                                            17,068
          2,947   MWI VETERINARY SUPPLY INCORPORATED+                                                                    111,102
         11,243   PEP BOYS-MANNY, MOE & JACK                                                                              95,116
         11,820   POOL CORPORATION                                                                                       225,526

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
WHOLESALE TRADE-DURABLE GOODS (continued)
          6,672   TYLER TECHNOLOGIES INCORPORATED+                                                               $       132,840
                                                                                                                       1,607,645
                                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $104,689,393)                                                                               96,981,818
                                                                                                                 ---------------

                                                                                           YIELD
                                                                                         --------
COLLATERAL FOR SECURITIES LENDING: 2.32%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.10%
         23,513   AIM STIT-LIQUID ASSETS PORTFOLIO(u)                                       0.18%                         23,513
         23,513   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(u)                           0.12                          23,513
         23,513   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                  0.13                          23,513
         23,516   JPMORGAN PRIME MONEY MARKET FUND(u)                                       0.14                          23,516
                                                                                                                          94,055
                                                                                                                 ---------------

                                                                                         INTEREST    MATURITY
   PRINCIPAL                                                                               RATE        DATE
---------------                                                                          --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 2.22%
$         3,054   ANTALIS US FUNDING CORPORATION++(p)                                       0.22    01/13/2010             3,053
          3,054   ANTALIS US FUNDING CORPORATION++(p)                                       0.28    01/07/2010             3,054
          3,054   ANTALIS US FUNDING CORPORATION++(p)                                       0.29    01/29/2010             3,053
          9,161   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                            0.19    01/15/2010             9,160
          8,092   BANCO SANTANDER SA (MADRID)                                               0.08    01/04/2010             8,092
          6,107   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $6,108)                        0.01    01/04/2010             6,107
          8,092   BANK OF IRELAND                                                           0.05    01/04/2010             8,092
          8,092   BNP PARIBAS (PARIS)                                                       0.11    01/04/2010             8,092
          1,221   CALCASIEU PARISH LA+/-ss                                                  0.37    12/01/2027             1,221
          1,680   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss               0.32    06/01/2028             1,680
          9,466   CALYON (NEW YORK)                                                         0.18    01/08/2010             9,466
            808   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                 0.28    10/01/2038               808
          8,856   COMMERZBANK AG (GRAND CAYMAN)                                             0.00    01/04/2010             8,856
          2,443   COOK COUNTY IL+/-ss                                                       0.40    11/01/2030             2,443
          2,290   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $2,290)                                                                   0.01    01/04/2010             2,290
          8,092   DANSKE BANK A/S COPENHAGEN                                                0.12    01/04/2010             8,092
          5,497   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                              0.35    12/15/2037             5,497
          8,550   ENI FINANCE USA INCORPORATED++                                            0.19    02/04/2010             8,549
          9,161   FORTIS BANK NV SA                                                         0.19    01/19/2010             9,161
          2,138   GDF SUEZ++                                                                0.19    01/12/2010             2,137
          7,634   GDF SUEZ++                                                                0.20    02/03/2010             7,633
          4,581   GOTHAM FUNDING CORPORATION++(p)                                           0.18    01/11/2010             4,580
          4,606   GOTHAM FUNDING CORPORATION++(p)                                           0.19    01/05/2010             4,606
          9,161   GOVCO INCORPORATED++(p)                                                   0.19    01/12/2010             9,161
      1,796,740   GRYPHON FUNDING LIMITED(a)(i)                                             0.00    08/05/2010           693,182
          4,275   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.23    05/01/2023             4,275
          3,099   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.23    07/01/2034             3,099
            504   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                     0.27    11/01/2042               504
          4,581   HOUSTON TX UTILITY SYSTEM+/-ss                                            0.25    05/15/2034             4,581
          1,527   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                   0.28    07/01/2029             1,527
            611   INDIANA MUNICIPAL POWER AGENCY+/-ss                                       0.28    01/01/2018               611
            886   ING USA FUNDING LLC                                                       0.20    01/04/2010               886
          2,290   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  US TREASURY SECURITIES (MATURITY VALUE $2,290)                            0.01    01/04/2010             2,290
            916   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                    0.28    04/15/2025               916
          9,161   KOCH RESOURCES LLC++                                                      0.19    01/25/2010             9,160
          7,634   LIBERTY STREET FUNDING CORPORATION++(p)                                   0.18    01/08/2010             7,634
          7,634   LLOYDS TSB BANK PLC                                                       0.18    01/08/2010             7,634
          3,054   LMA AMERICAS LLC++(p)                                                     0.19    01/19/2010             3,053
         10,092   MASSACHUSETTS HEFA+/-ss                                                   0.22    10/01/2034            10,092
          1,512   MATCHPOINT MASTER TRUST++(p)                                              0.19    01/05/2010             1,512
          7,634   MATCHPOINT MASTER TRUST++(p)                                              0.20    01/27/2010             7,633

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

                                                                                         INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                                                            RATE        DATE           VALUE
---------------   --------------------------------------------------------------------   --------   ----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$          1,099  MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                 0.27%   02/01/2036   $         1,099
             611  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                  0.28    01/01/2018               611
           7,161  NEW YORK STATE DORMITORY AUTHORITY+/-ss                                   0.25    07/01/2034             7,161
           5,313  NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                     0.22    12/01/2040             5,313
           5,573  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20    01/12/2010             5,573
           2,443  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.21    01/11/2010             2,443
           1,942  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                  0.29    01/01/2034             1,942
           6,568  REGENCY MARKETS #1 LLC++(p)                                               0.20    01/07/2010             6,568
           2,754  REGENCY MARKETS #1 LLC++(p)                                               0.20    01/20/2010             2,754
           7,634  SALISBURY RECEIVABLES COMPANY++(p)                                        0.19    01/19/2010             7,634
           4,121  SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                      0.18    12/01/2028             4,121
           9,650  SANPAOLO IMI US FINANCIAL COMPANY                                         0.19    01/19/2010             9,649
           6,413  SCALDIS CAPITAL LIMITED++(p)                                              0.24    01/06/2010             6,413
           9,466  SOCIETE GENERALE BANNON LLC                                               0.18    01/11/2010             9,466
           9,161  STARBIRD FUNDING CORPORATION++(p)                                         0.19    01/06/2010             9,161
           9,161  SUMITOMO TRUST & BANKING COMPANY                                          0.22    01/05/2010             9,161
           2,412  TASMAN FUNDING INCORPORATED++(p)                                          0.24    01/05/2010             2,412
           7,023  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                   0.18    01/15/2010             7,023
           7,329  TICONDEROGA MASTER FUNDING LIMITED++(p)                                   0.18    01/07/2010             7,329
           2,748  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                         0.25    07/01/2032             2,748
           9,161  UNICREDITO ITALIANO (NEW YORK)                                            0.25    01/04/2010             9,161
             916  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                         0.30    12/15/2040               916
       2,278,513  VFNC CORPORATION+++/-(a)(i)                                               0.45    09/30/2010         1,162,042
           7,634  VICTORY RECEIVABLES CORPORATION++(p)                                      0.19    01/08/2010             7,634
           2,138  VICTORY RECEIVABLES CORPORATION++(p)                                      0.20    01/13/2010             2,137
           9,161  YORKTOWN CAPITAL LLC++(p)                                                 0.19    02/03/2010             9,163
                                                                                                                       2,193,106
                                                                                                                 ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,026,281)                                                              2,287,161
                                                                                                                 ---------------


     SHARES                                                                                YIELD
---------------                                                                          --------
SHORT-TERM INVESTMENTS: 1.48%
MUTUAL FUNDS: 1.00%
        991,629   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                           0.10                         991,629
                                                                                                                 ---------------

                                                                                                     MATURITY
   PRINCIPAL                                                                                           DATE
---------------                                                                                     ----------
US TREASURY BILLS: 0.48%
$        170,000  US TREASURY BILL###                                                       0.16    02/04/2010           169,974
         140,000  US TREASURY BILL###                                                       0.12    04/01/2010           139,959
         170,000  US TREASURY BILL###                                                       0.15    05/06/2010           169,910
                                                                                                                         479,843
                                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,471,472)                                                                         1,471,472
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $108,187,146)*                                                   101.97%                                $   100,740,451
OTHER ASSETS AND LIABILITIES, NET                                          (1.97)                                     (1,950,832)
                                                                          ------                                 ---------------
TOTAL NET ASSETS                                                          100.00%                                $    98,789,619
                                                                          ------                                 ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $991,629.

##   ZERO COUPON SECURITY. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $113,748,336 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $  9,621,038
GROSS UNREALIZED DEPRECIATION    (22,628,923)
                                ------------
NET UNREALIZED DEPRECIATION     $(13,007,885)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.63%
AMUSEMENT & RECREATION SERVICES: 0.91%
         72,920   BALLY TECHNOLOGIES INCORPORATED+                                                               $     3,010,867
                                                                                                                 ---------------
APPAREL & ACCESSORY STORES: 5.03%
        109,260   AMERICAN EAGLE OUTFITTERS INCORPORATED                                                               1,855,235
        391,630   CHARMING SHOPPES INCORPORATED+                                                                       2,533,846
        188,300   DRESS BARN INCORPORATED+<<                                                                           4,349,730
        321,730   FINISH LINE INCORPORATED CLASS A                                                                     4,037,712
      1,124,790   WET SEAL INCORPORATED CLASS A+                                                                       3,880,526
                                                                                                                      16,657,049
                                                                                                                 ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.74%
        113,400   COPART INCORPORATED+<<                                                                               4,153,842
        153,770   SONIC AUTOMOTIVE INCORPORATED                                                                        1,597,670
                                                                                                                       5,751,512
                                                                                                                 ---------------
BIOTECHNOLOGY: 0.91%
         88,470   CLINICAL DATA INCORPORATED+<<                                                                        1,615,462
        214,760   NANOSPHERE INCORPORATED+                                                                             1,383,054
                                                                                                                       2,998,516
                                                                                                                 ---------------
BUSINESS SERVICES: 13.93%
        135,520   ARBITRON INCORPORATED                                                                                3,173,878
        170,120   BOTTOMLINE TECHNOLOGIES INCORPORATED+                                                                2,989,008
        353,910   CADENCE DESIGN SYSTEMS INCORPORATED+                                                                 2,119,921
        105,730   COMMVAULT SYSTEMS INCORPORATED+                                                                      2,504,744
         69,542   CONCUR TECHNOLOGIES INCORPORATED+                                                                    2,972,921
        210,450   MEDIDATA SOLUTIONS INCORPORATED+                                                                     3,283,020
        219,340   OMNICELL INCORPORATED+                                                                               2,564,085
        274,180   PARAMETRIC TECHNOLOGY CORPORATION+                                                                   4,480,101
        328,540   SKILLSOFT PLC ADR+                                                                                   3,443,099
        169,300   SOLARWINDS INCORPORATED+                                                                             3,895,593
        351,730   SPHERION CORPORATION+                                                                                1,976,723
        276,890   SUCCESSFACTORS INCORPORATED+                                                                         4,590,836
        142,830   SYKES ENTERPRISES INCORPORATED+                                                                      3,637,880
         54,740   TELVENT GIT SA                                                                                       2,133,765
         79,180   ULTIMATE SOFTWARE GROUP INCORPORATED+                                                                2,325,517
                                                                                                                      46,091,091
                                                                                                                 ---------------
CHEMICALS: 0.60%
        146,260   KRATON PERFORMANCE POLYMERS INCORPORATED+                                                            1,983,286
                                                                                                                 ---------------
CHEMICALS & ALLIED PRODUCTS: 5.50%
        184,940   ALNYLAM PHARMACEUTICALS INCORPORATED+                                                                3,258,643
        175,890   CRUCELL NV ADR+<<                                                                                    3,549,460
        176,550   ELIZABETH ARDEN INCORPORATED+                                                                        2,549,382
        291,565   INSPIRE PHARMACEUTICALS INCORPORATED+                                                                1,609,439
        204,570   OLIN CORPORATION                                                                                     3,584,066
        163,790   TALECRIS BIOTHERAPEUTICS HOLDINGS CORPORATION+                                                       3,647,603
                                                                                                                      18,198,593
                                                                                                                 ---------------
COMMERCIAL SERVICES: 0.67%
        104,070   TRANSCEND SERVICES INCORPORATED+                                                                     2,222,935
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMUNICATIONS: 2.62%
        268,850   ARUBA NETWORKS INCORPORATED+                                                                   $     2,865,941
        300,010   BRIGHTPOINT INCORPORATED+                                                                            2,205,074
        155,830   NEUSTAR INCORPORATED CLASS A+                                                                        3,590,323
                                                                                                                       8,661,338
                                                                                                                 ---------------
DEPOSITORY INSTITUTIONS: 3.82%
        569,780   FBR CAPITAL MARKETS CORPORATION+                                                                     3,521,240
         34,370   HANCOCK HOLDING COMPANY                                                                              1,505,062
         96,840   HOME BANCSHARES INCORPORATED                                                                         2,330,939
         72,250   SIGNATURE BANK+                                                                                      2,304,775
         96,290   WINTRUST FINANCIAL CORPORATION                                                                       2,964,769
                                                                                                                      12,626,785
                                                                                                                 ---------------
EATING & DRINKING PLACES: 0.98%
        288,940   TEXAS ROADHOUSE INCORPORATED CLASS A+                                                                3,244,796
                                                                                                                 ---------------
EDUCATIONAL SERVICES: 0.42%
        102,080   CORINTHIAN COLLEGES INCORPORATED+                                                                    1,405,642
                                                                                                                 ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.64%
         35,600   CLEAN HARBORS INCORPORATED+                                                                          2,122,116
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.38%
        286,100   ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                         1,127,234
        776,930   ATMEL CORPORATION+                                                                                   3,581,647
        437,250   MICREL INCORPORATED                                                                                  3,585,450
        149,740   MICROSEMI CORPORATION+                                                                               2,657,885
         53,010   NETLOGIC MICROSYSTEMS INCORPORATED+                                                                  2,452,243
        168,980   OSI SYSTEMS INCORPORATED+                                                                            4,609,774
        256,220   PMC-SIERRA INCORPORATED+                                                                             2,218,865
        118,220   POLYCOM INCORPORATED+                                                                                2,951,953
         59,995   SILICON LABORATORIES INCORPORATED+<<                                                                 2,900,158
        176,550   TESSERA TECHNOLOGIES INCORPORATED+                                                                   4,108,319
        233,810   TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                 1,402,860
         76,800   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                              2,755,584
                                                                                                                      34,351,972
                                                                                                                 ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.60%
         38,300   GEN-PROBE INCORPORATED+                                                                              1,643,070
        298,540   ISIS PHARMACEUTICALS INCORPORATED+<<                                                                 3,313,794
        324,420   RTI BIOLOGICS INCORPORATION+                                                                         1,245,773
        237,160   SEATTLE GENETICS INCORPORATED+                                                                       2,409,546
                                                                                                                       8,612,183
                                                                                                                 ---------------
ENVIRONMENTAL CONTROL: 0.55%
        130,140   CALGON CARBON CORPORATION+                                                                           1,808,946
                                                                                                                 ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.65%
        412,300   MUELLER WATER PRODUCTS INCORPORATED                                                                  2,143,960
                                                                                                                 ---------------
FOOD & KINDRED PRODUCTS: 1.08%
         89,610   SMITHFIELD FOODS INCORPORATED+                                                                       1,361,176
         82,920   UNITED NATURAL FOODS INCORPORATED+                                                                   2,217,281
                                                                                                                       3,578,457
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
GENERAL MERCHANDISE STORES: 0.90%
        226,730   99 CENTS ONLY STORES+                                                                          $     2,963,361
                                                                                                                 ---------------
HEALTH SERVICES: 3.73%
        116,730   GENOPTIX INCORPORATED+                                                                               4,147,417
         64,240   IPC THE HOSPITALIST COMPANY+                                                                         2,135,980
        108,190   LHC GROUP INCORPORATED+<<                                                                            3,636,266
        258,550   NEKTAR THERAPEUTICS+                                                                                 2,409,686
                                                                                                                      12,329,349
                                                                                                                 ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.43%
        225,230   ORION MARINE GROUP INCORPORATED+                                                                     4,743,344
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.58%
        362,680   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                         2,767,248
        204,260   ENTEGRIS INCORPORATED+                                                                               1,078,493
        214,590   INTERMEC INCORPORATED+                                                                               2,759,627
         84,440   KAYDON CORPORATION                                                                                   3,019,574
        267,580   NETEZZA CORPORATION+                                                                                 2,595,526
        128,010   RIVERBED TECHNOLOGY INCORPORATED+                                                                    2,940,390
                                                                                                                      15,160,858
                                                                                                                 ---------------
INSURANCE CARRIERS: 3.30%
         82,120   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                           2,392,977
         16,700   ENSTAR GROUP LIMITED+                                                                                1,219,434
        162,850   GENWORTH FINANCIAL INCORPORATED                                                                      1,848,348
        200,690   MGIC INVESTMENT CORPORATION<<                                                                        1,159,988
        160,110   VALIDUS HOLDINGS LIMITED                                                                             4,313,363
                                                                                                                      10,934,110
                                                                                                                 ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 9.00%
        176,690   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                      3,408,350
         95,860   ARGON ST INCORPORATED+                                                                               2,082,079
        446,930   DEXCOM INCORPORATED+                                                                                 3,611,194
        193,060   EMDEON INCORPORATED+                                                                                 2,944,165
        452,340   ENDOLOGIX INCORPORATED+                                                                              2,388,355
         49,070   HEARTWARE INTERNATIONAL INCORPORATED+<<                                                              1,740,513
        545,008   INFINERA CORPORATION+<<                                                                              4,834,221
        140,745   SONOSITE INCORPORATED+                                                                               3,325,804
        380,900   SPECTRANETICS CORPORATION+                                                                           2,651,064
        104,510   ZOLL MEDICAL CORPORATION+                                                                            2,792,507
                                                                                                                      29,778,252
                                                                                                                 ---------------
MEDICAL PRODUCTS: 1.26%
        100,540   INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                                          4,173,415
                                                                                                                 ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.12%
        103,400   KAPSTONE PAPER & PACKAGING CORPORATION+                                                              1,018,490
        170,430   STR HOLDINGS INCORPORATED+                                                                           2,677,455
                                                                                                                       3,695,945
                                                                                                                 ---------------
MISCELLANEOUS RETAIL: 1.10%
        146,610   DICK'S SPORTING GOODS INCORPORATED+                                                                  3,646,191
                                                                                                                 ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.99%
        213,560   HEARTLAND EXPRESS INCORPORATED                                                                       3,261,061
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
OIL & GAS EXTRACTION: 4.63%
         76,510   ATWOOD OCEANICS INCORPORATED+                                                                  $     2,742,884
        206,570   COMPLETE PRODUCTION SERVICES INCORPORATED+                                                           2,685,410
         65,320   COMSTOCK RESOURCES INCORPORATED+                                                                     2,650,032
         83,420   CONCHO RESOURCES INCORPORATED+                                                                       3,745,558
        231,280   MCMORAN EXPLORATION COMPANY+                                                                         1,854,866
      1,029,260   VANTAGE DRILLING COMPANY+                                                                            1,657,109
                                                                                                                      15,335,859
                                                                                                                 ---------------
OIL COMPANIES: 0.54%
        129,160   COBALT INTERNATIONAL ENERGY INCORPORATED+                                                            1,787,574
                                                                                                                 ---------------
PAPER & RELATED PRODUCTS: 0.22%
        134,310   BOISE INCORPORATED+                                                                                    713,186
                                                                                                                 ---------------
PERSONAL SERVICES: 0.95%
        173,910   ULTA SALON COSMETICS & FRAGRANCE INCORPORATED+                                                       3,158,206
                                                                                                                 ---------------
PRIMARY METAL INDUSTRIES: 1.76%
        261,910   HORSEHEAD HOLDING CORPORATION+                                                                       3,339,353
        140,960   STEEL DYNAMICS INCORPORATED                                                                          2,497,811
                                                                                                                       5,837,164
                                                                                                                 ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.19%
        233,660   BOWNE & COMPANY INCORPORATED                                                                         1,560,849
        178,840   ROVI CORPORATION+                                                                                    5,699,631
                                                                                                                       7,260,480
                                                                                                                 ---------------
RAILROAD TRANSPORTATION: 0.74%
         74,840   GENESEE & WYOMING INCORPORATED+                                                                      2,442,778
                                                                                                                 ---------------
RENTAL AUTO/EQUIPMENT: 0.95%
        265,050   HERTZ GLOBAL HOLDINGS INCORPORATED+                                                                  3,159,396
                                                                                                                 ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.47%
        157,050   JARDEN CORPORATION                                                                                   4,854,416
                                                                                                                 ---------------
SCHOOLS: 1.04%
        156,910   EDUCATION MANAGEMENT CORPORATION+                                                                    3,453,589
                                                                                                                 ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.79%
         86,100   EVERCORE PARTNERS INCORPORATED CLASS A                                                               2,617,440
                                                                                                                 ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.97%
        180,290   GENTEX CORPORATION                                                                                   3,218,177
                                                                                                                 ---------------
TRANSPORTATION BY AIR: 0.46%
        315,450   US AIRWAYS GROUP INCORPORATED+<<                                                                     1,526,778
                                                                                                                 ---------------
TRANSPORTATION EQUIPMENT: 0.41%
        160,420   STANDARD MOTOR PRODUCTS INCORPORATED                                                                 1,366,777
                                                                                                                 ---------------
TRANSPORTATION SERVICES: 1.07%
        132,020   HUB GROUP INCORPORATED CLASS A+                                                                      3,542,097
                                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $270,173,495)                                                                              326,429,847
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

     SHARES       SECURITY NAME                                                                          YIELD        VALUE
---------------   ------------------------------------------------------------------------------------   -----   ---------------
COLLATERAL FOR SECURITIES LENDING: 2.74%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.44%
        358,887   AIM STIT-LIQUID ASSETS PORTFOLIO(u)                                                     0.18%  $       358,887
        358,887   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(u)                                         0.12           358,887
        358,887   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                                0.13           358,887
        358,934   JPMORGAN PRIME MONEY MARKET FUND(u)                                                     0.14           358,934
                                                                                                                       1,435,595
                                                                                                                 ---------------

                                                                                         INTEREST    MATURITY
   PRINCIPAL                                                                               RATE        DATE
---------------                                                                          --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 2.30%
$        46,609   ANTALIS US FUNDING CORPORATION++(p)                                       0.22    01/13/2010            46,605
         46,609   ANTALIS US FUNDING CORPORATION++(p)                                       0.28    01/07/2010            46,607
         46,609   ANTALIS US FUNDING CORPORATION++(p)                                       0.29    01/29/2010            46,598
        139,826   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                            0.19    01/15/2010           139,816
        123,513   BANCO SANTANDER SA (MADRID)                                               0.08    01/04/2010           123,513
         93,217   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $93,227)                       0.01    01/04/2010            93,217
        123,513   BANK OF IRELAND                                                           0.05    01/04/2010           123,513
        123,513   BNP PARIBAS (PARIS)                                                       0.11    01/04/2010           123,513
         18,643   CALCASIEU PARISH LA+/-ss                                                  0.37    12/01/2027            18,643
         25,635   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss               0.32    06/01/2028            25,635
        144,487   CALYON (NEW YORK)                                                         0.18    01/08/2010           144,487
         12,340   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                 0.28    10/01/2038            12,340
        135,165   COMMERZBANK AG (GRAND CAYMAN)                                             0.00    01/04/2010           135,165
         37,287   COOK COUNTY IL+/-ss                                                       0.40    11/01/2030            37,287
         34,957   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $34,961)                                                                  0.01    01/04/2010            34,957
        123,513   DANSKE BANK A/S COPENHAGEN                                                0.12    01/04/2010           123,513
         83,896   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                              0.35    12/15/2037            83,896
        130,504   ENI FINANCE USA INCORPORATED++                                            0.19    02/04/2010           130,481
        139,826   FORTIS BANK NV SA                                                         0.19    01/19/2010           139,826
         32,626   GDF SUEZ++                                                                0.19    01/12/2010            32,624
        116,522   GDF SUEZ++                                                                0.20    02/03/2010           116,500
         69,913   GOTHAM FUNDING CORPORATION++(p)                                           0.18    01/11/2010            69,910
         70,305   GOTHAM FUNDING CORPORATION++(p)                                           0.19    01/05/2010            70,303
        139,826   GOVCO INCORPORATED++(p)                                                   0.19    01/12/2010           139,818
      2,382,610   GRYPHON FUNDING LIMITED(a)(i)                                             0.00    08/05/2010           919,211
         65,252   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.23    05/01/2023            65,252
         47,308   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                  0.23    07/01/2034            47,308
          7,690   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                     0.27    11/01/2042             7,690
         69,913   HOUSTON TX UTILITY SYSTEM+/-ss                                            0.25    05/15/2034            69,913
         23,304   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                   0.28    07/01/2029            23,304
          9,322   INDIANA MUNICIPAL POWER AGENCY+/-ss                                       0.28    01/01/2018             9,322
         13,517   ING USA FUNDING LLC                                                       0.20    01/04/2010            13,516
         34,957   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  US TREASURY SECURITIES (MATURITY VALUE $34,961)                           0.01    01/04/2010            34,957
         13,983   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                    0.28    04/15/2025            13,983
        139,826   KOCH RESOURCES LLC++                                                      0.19    01/25/2010           139,808
        116,522   LIBERTY STREET FUNDING CORPORATION++(p)                                   0.18    01/08/2010           116,518
        116,522   LLOYDS TSB BANK PLC                                                       0.18    01/08/2010           116,522
         46,609   LMA AMERICAS LLC++(p)                                                     0.19    01/19/2010            46,604
        154,042   MASSACHUSETTS HEFA+/-ss                                                   0.22    10/01/2034           154,042
         23,071   MATCHPOINT MASTER TRUST++(p)                                              0.19    01/05/2010            23,071
        116,522   MATCHPOINT MASTER TRUST++(p)                                              0.20    01/27/2010           116,505
         16,779   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                 0.27    02/01/2036            16,779
          9,322   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                  0.28    01/01/2018             9,322
        109,297   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                   0.25    07/01/2034           109,297
         81,099   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                     0.22    12/01/2040            81,099
         85,061   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.20    01/12/2010            85,056
         37,287   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                              0.21    01/11/2010            37,285
         29,643   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                  0.29    01/01/2034            29,643

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

                                                                                         INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                                                            RATE        DATE           VALUE
---------------   --------------------------------------------------------------------   --------   ----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       100,255   REGENCY MARKETS #1 LLC++(p)                                               0.20%   01/07/2010   $       100,252
         42,036   REGENCY MARKETS #1 LLC++(p)                                               0.20    01/20/2010            42,032
        116,522   SALISBURY RECEIVABLES COMPANY++(p)                                        0.19    01/19/2010           116,511
         62,898   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                      0.18    12/01/2028            62,898
        147,284   SANPAOLO IMI US FINANCIAL COMPANY                                         0.19    01/19/2010           147,270
         97,878   SCALDIS CAPITAL LIMITED++(p)                                              0.24    01/06/2010            97,875
        144,487   SOCIETE GENERALE BANNON LLC                                               0.18    01/11/2010           144,487
        139,826   STARBIRD FUNDING CORPORATION++(p)                                         0.19    01/06/2010           139,822
        139,826   SUMITOMO TRUST & BANKING COMPANY                                          0.22    01/05/2010           139,823
         36,821   TASMAN FUNDING INCORPORATED++(p)                                          0.24    01/05/2010            36,820
        107,200   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                   0.18    01/15/2010           107,193
        111,861   TICONDEROGA MASTER FUNDING LIMITED++(p)                                   0.18    01/07/2010           111,858
         41,948   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                         0.25    07/01/2032            41,948
        139,826   UNICREDITO ITALIANO (NEW YORK)                                            0.25    01/04/2010           139,826
         13,983   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                         0.30    12/15/2040            13,983
      3,021,476   VFNC CORPORATION+++/-(a)(i)                                               0.45    09/30/2010         1,540,953
        116,522   VICTORY RECEIVABLES CORPORATION++(p)                                      0.19    01/08/2010           116,517
         32,626   VICTORY RECEIVABLES CORPORATION++(p)                                      0.20    01/13/2010            32,624
        139,826   YORKTOWN CAPITAL LLC++(p)                                                 0.19    02/03/2010           139,801
                                                                                                                       7,617,267
                                                                                                                 ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,706,915)                                                              9,052,862
                                                                                                                 ---------------

    SHARES                                                                                              YIELD
---------------                                                                                         -----
SHORT-TERM INVESTMENTS: 0.67%
       2,210,626  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                                        0.10          2,210,626
                                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,210,626)                                                                         2,210,626
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $281,091,036)*                                           102.04%                                           $   337,693,335
OTHER ASSETS AND LIABILITIES, NET                               (2.04)                                                (6,752,052)
                                                               ------                                            ---------------
TOTAL NET ASSETS                                               100.00%                                           $   330,941,283
                                                               ------                                            ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,210,626.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $297,540,372 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 61,495,787
GROSS UNREALIZED DEPRECIATION    (21,342,824)
                                ------------
NET UNREALIZED APPRECIATION     $ 40,152,963

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 97.03%
APPAREL & ACCESSORY STORES: 1.83%
         39,630   CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                   $     1,308,186
         61,300   DSW INCORPORATED CLASS A+                                                                            1,586,444
                                                                                                                       2,894,630
                                                                                                                 ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 3.01%
         89,100   HANESBRANDS INCORPORATED+                                                                            2,148,201
         58,580   TRUE RELIGION APPAREL INCORPORATED<<+                                                                1,083,144
         91,590   VOLCOM INCORPORATED+                                                                                 1,533,217
                                                                                                                       4,764,562
                                                                                                                 ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.81%
        110,620   ASBURY AUTOMOTIVE GROUP INCORPORATED                                                                 1,275,449
                                                                                                                 ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.91%
         80,010   TUTOR PRINI CORPORATION+                                                                             1,446,581
                                                                                                                 ---------------
BUSINESS SERVICES: 9.62%
        160,540   AIRCASTLE LIMITED                                                                                    1,581,319
         36,140   CACI INTERNATIONAL INCORPORATED CLASS A+                                                             1,765,439
         56,570   DIGITAL RIVER INCORPORATED+                                                                          1,526,824
        175,540   EARTHLINK INCORPORATED                                                                               1,458,737
         22,170   MICROSTRATEGY INCORPORATED CLASS A+                                                                  2,084,423
        125,400   NCR CORPORATION+                                                                                     1,395,702
         28,820   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+                                                          1,293,442
         49,910   RENT-A-CENTER INCORPORATED+                                                                            884,405
         68,840   SYNNEX CORPORATION+                                                                                  2,110,634
         85,400   TAL INTERNATIONAL GROUP INCORPORATED                                                                 1,129,842
                                                                                                                      15,230,767
                                                                                                                 ---------------
CHEMICALS & ALLIED PRODUCTS: 6.02%
         48,100   CYTEC INDUSTRIES INCORPORATED                                                                        1,751,802
         72,550   ELIZABETH ARDEN INCORPORATED+                                                                        1,047,622
         87,200   OLIN CORPORATION                                                                                     1,527,744
        106,710   ROCKWOOD HOLDINGS INCORPORATED+                                                                      2,514,088
         82,830   TALECRIS BIOTHERAPEUTICS HOLDINGS CORPORATION+                                                       1,844,624
        218,120   USEC INCORPORATED+                                                                                     839,762
                                                                                                                       9,525,642
                                                                                                                 ---------------
COMMERCIAL SERVICES: 1.20%
        105,500   DUPONT FABROS TECHNOLOGY INCORPORATION                                                               1,897,945
                                                                                                                 ---------------
COMMUNICATIONS: 1.22%
        558,840   CINCINNATI BELL INCORPORATED+                                                                        1,927,998
                                                                                                                 ---------------
COMMUNICATIONS EQUIPMENT: 1.00%
         59,670   COMMSCOPE INCORPORATED+                                                                              1,583,045
                                                                                                                 ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.08%
         35,730   CHEMED CORPORATION                                                                                   1,713,968
                                                                                                                 ---------------
DEPOSITORY INSTITUTIONS: 11.98%
        127,100   ASSOCIATED BANC-CORP<<                                                                               1,399,371
         49,070   BANK OF THE OZARKS INCORPORATED<<                                                                    1,436,279
         80,690   CARDINAL FINANCIAL CORPORATION                                                                         705,231
         33,800   CITY NATIONAL CORPORATION<<                                                                          1,541,280

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
DEPOSITORY INSTITUTIONS (continued)
        110,740   EAST WEST BANCORP INCORPORATED                                                                 $     1,749,692
        108,939   FIRST HORIZON NATIONAL CORPORATION+                                                                  1,459,782
         73,700   MB FINANCIAL INCORPORATED                                                                            1,453,364
         89,410   PACWEST BANCORP                                                                                      1,801,612
         76,200   PINNACLE FINANCIAL PARTNERS INCORPORATED+                                                            1,083,564
         32,300   SVB FINANCIAL GROUP+                                                                                 1,346,587
        138,250   UMPQUA HOLDINGS CORPORATION                                                                          1,853,933
         92,210   WASHINGTON FEDERAL INCORPORATED                                                                      1,783,341
         44,190   WINTRUST FINANCIAL CORPORATION                                                                       1,360,610
                                                                                                                      18,974,646
                                                                                                                 ---------------
EATING & DRINKING PLACES: 1.51%
        170,680   CKE RESTAURANTS INCORPORATED<<                                                                       1,443,953
         94,710   SONIC CORPORATION+                                                                                     953,730
                                                                                                                       2,397,683
                                                                                                                 ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.85%
         50,300   ENERGEN CORPORATION                                                                                  2,354,040
         82,530   GREAT PLAINS ENERGY INCORPORATED                                                                     1,600,257
         62,460   PORTLAND GENERAL ELECTRIC COMPANY                                                                    1,274,809
         37,480   UNITIL CORPORATION                                                                                     861,290
                                                                                                                       6,090,396
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.09%
         52,380   COMTECH TELECOMMUNICATIONS CORPORATION+                                                              1,835,919
        107,400   GRAFTECH INTERNATIONAL LIMITED+                                                                      1,670,070
        185,200   HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                                        1,279,732
        281,720   RF MICRO DEVICES INCORPORATED<<+                                                                     1,343,804
        166,760   TTM TECHNOLOGIES INCORPORATED+                                                                       1,922,743
                                                                                                                       8,052,268
                                                                                                                 ---------------
FOOD & KINDRED PRODUCTS: 1.67%
         50,230   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                           1,427,034
         41,580   CORN PRODUCTS INTERNATIONAL INCORPORATED                                                             1,215,383
                                                                                                                       2,642,417
                                                                                                                 ---------------
GENERAL MERCHANDISE STORES: 0.76%
         84,670  CABELA'S INCORPORATED+                                                                                1,207,394
                                                                                                                 ---------------
HEALTH SERVICES: 1.30%
        112,620  HEALTHWAYS INCORPORATED+                                                                              2,065,451
                                                                                                                 ---------------
HOLDING & OTHER INVESTMENT OFFICES: 8.48%
         53,550   AMERICAN CAMPUS COMMUNITIES                                                                          1,504,755
        117,590   BIOMED REALTY TRUST INCORPORATED                                                                     1,855,570
         48,490   CORPORATE OFFICE PROPERTIES TRUST                                                                    1,776,189
        130,850   FIRST POTOMAC REALTY TRUST                                                                           1,644,785
        105,380   LASALLE HOTEL PROPERTIES                                                                             2,237,217
        109,400   REDWOOD TRUST INCORPORATED                                                                           1,581,924
         41,100   SOVRAN SELF STORAGE INCORPORATED                                                                     1,468,503
        153,694   SUNSTONE HOTEL INVESTORS INCORPORATED<<                                                              1,364,803
                                                                                                                      13,433,746
                                                                                                                 ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 2.62%
         91,510  AMERISTAR CASINOS INCORPORATED                                                                        1,393,697

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (continued)
        135,100   BOYD GAMING CORPORATION+                                                                       $     1,130,787
         82,210   GAYLORD ENTERTAINMENT COMPANY<<+                                                                     1,623,648
                                                                                                                       4,148,132
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.51%
        106,820   ALTRA HOLDINGS INCORPORATED+                                                                         1,319,227
         43,760   BLACK BOX CORPORATION                                                                                1,240,158
         54,360   LEXMARK INTERNATIONAL INCORPORATED+                                                                  1,412,273
                                                                                                                       3,971,658
                                                                                                                 ---------------
INSURANCE CARRIERS: 2.87%
          64,960  AMERIGROUP CORPORATION+                                                                              1,751,322
          47,271  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                           1,377,482
          77,610  UNITED FIRE & CASUALTY COMPANY                                                                       1,414,830
                                                                                                                       4,543,634
                                                                                                                 ---------------
INVESTMENT COMPANIES: 0.99%
        164,000   APOLLO INVESTMENT CORPORATION                                                                        1,562,920
                                                                                                                 ---------------
LEISURE, SPORTING & RECREATION: 0.92%
        193,090   CALLAWAY GOLF COMPANY                                                                                1,455,899
                                                                                                                 ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.15%
         47,560   TELEDYNE TECHNOLOGIES INCORPORATED+                                                                  1,824,402
                                                                                                                 ---------------
METAL FABRICATE, HARDWARE: 1.48%
        141,260   CHART INDUSTRIES INCORPORATED+                                                                       2,337,853
                                                                                                                 ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.73%
         78,110   RC2 CORPORATION+                                                                                     1,152,123
                                                                                                                 ---------------
OIL & GAS EXTRACTION: 3.47%
         71,810   BERRY PETROLEUM COMPANY CLASS A                                                                      2,093,262
        237,100   GLOBAL INDUSTRIES LIMITED+                                                                           1,690,523
         40,300   UNIT CORPORATION+                                                                                    1,712,750
                                                                                                                       5,496,535
                                                                                                                 ---------------
PAPER & ALLIED PRODUCTS: 1.64%
        122,750   TEMPLE-INLAND INCORPORATED                                                                           2,591,253
                                                                                                                 ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.07%
         66,400   HOLLY CORPORATION                                                                                    1,701,832
                                                                                                                 ---------------
RAILROAD TRANSPORTATION: 1.64%
         78,000   KANSAS CITY SOUTHERN+                                                                                2,596,620
                                                                                                                 ---------------
RETAIL: 1.04%
         59,880   GENESCO INCORPORATED+                                                                                1,644,305
                                                                                                                 ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.82%
         99,480   COOPER TIRE & RUBBER COMPANY                                                                         1,994,574
        108,470   TITAN INTERNATIONAL INCORPORATED                                                                       879,692
                                                                                                                       2,874,266
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
S&L THRIFTS EASTERN US: 0.88%
        122,600   NORTHWEST BANCSHARES INCORPORATED                                                              $     1,387,827
                                                                                                                 ---------------
SATELLITE: 1.14%
        225,390   IRADIUM COMMUNICATIONS INCORPORATED<<+                                                               1,809,882
                                                                                                                 ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.98%
         65,400   RAYMOND JAMES FINANCIAL INCORPORATED<<                                                               1,554,558
                                                                                                                 ---------------
SOCIAL SERVICES: 0.82%
        116,070   RES-CARE INCORPORATED+                                                                               1,299,984
                                                                                                                 ---------------
TRANSPORTATION BY AIR: 2.79%
        288,360   AIRTRAN HOLDINGS INCORPORATED<<+                                                                     1,505,239
         78,330   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                           2,917,793
                                                                                                                       4,423,032
                                                                                                                 ---------------
TRANSPORTATION EQUIPMENT: 2.91%
         56,880   MARTEN TRANSPORT LIMITED+                                                                            1,020,996
        102,880   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                            2,043,197
         31,960   TRIUMPH GROUP INCORPORATED                                                                           1,542,070
                                                                                                                       4,606,263
                                                                                                                 ---------------
TRANSPORTATION SERVICES: 0.81%
         44,870   GATX CORPORATION                                                                                     1,290,013
                                                                                                                 ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.41%
         87,590   A.M. CASTLE & COMPANY                                                                                1,199,107
         38,420   WESCO INTERNATIONAL INCORPORATED+                                                                    1,037,724
                                                                                                                       2,236,831
                                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $115,528,857)                                                                              153,634,410
                                                                                                                 ---------------

                                                                                           YIELD
                                                                                         --------
COLLATERAL FOR SECURITIES LENDING: 3.98%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.63%
        248,850   AIM STIT-LIQUID ASSETS PORTFOLIO(u)                                      0.18%                         248,850
        248,850   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(u)                          0.12                          248,850
        248,850   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                 0.13                          248,850
        248,883   JPMORGAN PRIME MONEY MARKET FUND(u)                                      0.14                          248,883
                                                                                                                         995,433
                                                                                                                 ---------------

                                                                                         INTEREST    MATURITY
PRINCIPAL                                                                                  RATE        DATE
---------------                                                                          --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 3.35%
$        32,318   ANTALIS US FUNDING CORPORATION++(p)                                      0.22     01/13/2010            32,316
         32,318   ANTALIS US FUNDING CORPORATION++(p)                                      0.28     01/07/2010            32,317
         32,318   ANTALIS US FUNDING CORPORATION++(p)                                      0.29     01/29/2010            32,311
         96,955   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                           0.19     01/15/2010            96,948
         85,643   BANCO SANTANDER SA (MADRID)                                              0.08     01/04/2010            85,643
         64,636   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $64,643)                      0.01     01/04/2010            64,636
         85,643   BANK OF IRELAND                                                          0.05     01/04/2010            85,643
         85,643   BNP PARIBAS (PARIS)                                                      0.11     01/04/2010            85,643
         12,927   CALCASIEU PARISH LA+/-ss                                                 0.37     12/01/2027            12,927
         17,775   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss              0.32     06/01/2028            17,775
        100,186   CALYON (NEW YORK)                                                        0.18     01/08/2010           100,186
          8,556   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                0.28     10/01/2038             8,556

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

                                                                                         INTEREST    MATURITY
PRINCIPAL         SECURITY NAME                                                            RATE        DATE           VALUE
---------------   -------------------------------------------------------------          --------   ----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        93,723   COMMERZBANK AG (GRAND CAYMAN)                                            0.00%    01/04/2010   $        93,723
         25,855   COOK COUNTY IL+/-ss                                                      0.40     11/01/2030            25,855
         24,239   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $24,242)                                                                 0.01     01/04/2010            24,239
         85,643   DANSKE BANK A/S COPENHAGEN                                               0.12     01/04/2010            85,643
         58,173   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                             0.35     12/15/2037            58,173
         90,491   ENI FINANCE USA INCORPORATED++                                           0.19     02/04/2010            90,475
         96,955   FORTIS BANK NV SA                                                        0.19     01/19/2010            96,955
         22,623   GDF SUEZ++                                                               0.19     01/12/2010            22,621
         80,796   GDF SUEZ++                                                               0.20     02/03/2010            80,781
         48,477   GOTHAM FUNDING CORPORATION++(p)                                          0.18     01/11/2010            48,475
         48,749   GOTHAM FUNDING CORPORATION++(p)                                          0.19     01/05/2010            48,748
         96,955   GOVCO INCORPORATED++(p)                                                  0.19     01/12/2010            96,949
      1,668,081   GRYPHON FUNDING LIMITED(a)(i)                                            0.00     08/05/2010           643,546
         45,246   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                 0.23     05/01/2023            45,246
         32,803   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                 0.23     07/01/2034            32,803
          5,333   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    0.27     11/01/2042             5,333
         48,477   HOUSTON TX UTILITY SYSTEM+/-ss                                           0.25     05/15/2034            48,477
         16,159   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                  0.28     07/01/2029            16,159
          6,464   INDIANA MUNICIPAL POWER AGENCY+/-ss                                      0.28     01/01/2018             6,464
          9,372   ING USA FUNDING LLC                                                      0.20     01/04/2010             9,372
         24,239   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  US TREASURY SECURITIES (MATURITY VALUE $24,242)                          0.01     01/04/2010            24,239
          9,695   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                   0.28     04/15/2025             9,695
         96,955   KOCH RESOURCES LLC++                                                     0.19     01/25/2010            96,942
         80,796   LIBERTY STREET FUNDING CORPORATION++(p)                                  0.18     01/08/2010            80,793
         80,796   LLOYDS TSB BANK PLC                                                      0.18     01/08/2010            80,796
         32,318   LMA AMERICAS LLC++(p)                                                    0.19     01/19/2010            32,315
        106,812   MASSACHUSETTS HEFA+/-ss                                                  0.22     10/01/2034           106,812
         15,998   MATCHPOINT MASTER TRUST++(p)                                             0.19     01/05/2010            15,997
         80,796   MATCHPOINT MASTER TRUST++(p)                                             0.20     01/27/2010            80,784
         11,635   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                0.27     02/01/2036            11,635
          6,464   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 0.28     01/01/2018             6,464
         75,786   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                  0.25     07/01/2034            75,786
         56,234   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                    0.22     12/01/2040            56,234
         58,981   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                             0.20     01/12/2010            58,977
         25,855   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                             0.21     01/11/2010            25,853
         20,554   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                 0.29     01/01/2034            20,554
         69,516   REGENCY MARKETS #1 LLC++(p)                                              0.20     01/07/2010            69,514
         29,148   REGENCY MARKETS #1 LLC++(p)                                              0.20     01/20/2010            29,145
         80,796   SALISBURY RECEIVABLES COMPANY++(p)                                       0.19     01/19/2010            80,788
         43,613   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                     0.18     12/01/2028            43,613
        102,126   SANPAOLO IMI US FINANCIAL COMPANY                                        0.19     01/19/2010           102,116
         67,868   SCALDIS CAPITAL LIMITED++(p)                                             0.24     01/06/2010            67,866
        100,186   SOCIETE GENERALE BANNON LLC                                              0.18     01/11/2010           100,186
         96,955   STARBIRD FUNDING CORPORATION++(p)                                        0.19     01/06/2010            96,952
         96,955   SUMITOMO TRUST & BANKING COMPANY                                         0.22     01/05/2010            96,952
         25,531   TASMAN FUNDING INCORPORATED++(p)                                         0.24     01/05/2010            25,531
         74,332   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                  0.18     01/15/2010            74,327
         77,564   TICONDEROGA MASTER FUNDING LIMITED++(p)                                  0.18     01/07/2010            77,561
         29,086   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                        0.25     07/01/2032            29,086
         96,955   UNICREDITO ITALIANO (NEW YORK)                                           0.25     01/04/2010            96,955
          9,695   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                        0.30     12/15/2040             9,695
      2,115,355   VFNC CORPORATION+++/-(a)(i)                                              0.45     09/30/2010         1,078,831
         80,796   VICTORY RECEIVABLES CORPORATION++(p)                                     0.19     01/08/2010            80,793
         22,623   VICTORY RECEIVABLES CORPORATION++(p)                                     0.20     01/13/2010            22,621
         96,955   YORKTOWN CAPITAL LLC++(p)                                                0.19     02/03/2010            96,938
                                                                                                                       5,298,284
                                                                                                                 ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,051,518)                                                              6,293,717
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $121,580,375)*                                                              101.01%                        $   159,928,127
OTHER ASSETS AND LIABILITIES, NET                                                  (1.01)                             (1,601,567)
                                                                                  ------                         ---------------
TOTAL NET ASSETS                                                                  100.00%                        $   158,326,560
                                                                                  ------                         ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $146,948,552 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 40,500,689
GROSS UNREALIZED DEPRECIATION    (27,521,114)
                                ------------
NET UNREALIZED APPRECIATION     $ 12,979,575

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 97.60%
AMUSEMENT & RECREATION SERVICES: 0.45%
         84,755   CENTURY CASINOS INCORPORATED+                                                                  $       227,991
          5,900   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                             167,855
                                                                                                                         395,846
                                                                                                                 ---------------
APPAREL & ACCESSORY STORES: 2.97%
          1,800   ABERCROMBIE & FITCH COMPANY CLASS A                                                                     62,730
         25,500   BEBE STORES INCORPORATED                                                                               159,885
         66,600   CHARMING SHOPPES INCORPORATED+                                                                         430,902
          1,800   CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                            59,418
         24,800   CHRISTOPHER & BANKS CORPORATION                                                                        188,976
          5,200   CITI TRENDS INCORPORATED+                                                                              143,624
         42,900   COLDWATER CREEK INCORPORATED+                                                                          191,334
         20,880   COLLECTIVE BRANDS INCORPORATED+                                                                        475,438
         59,726   DELIA*S INCORPORATED+                                                                                  111,688
         89,400   NEW YORK & COMPANY INCORPORATED+                                                                       383,526
          5,500   STAGE STORES INCORPORATED                                                                               67,980
         13,300   THE CATO CORPORATION CLASS A                                                                           266,798
         27,000   WET SEAL INCORPORATED CLASS A+                                                                          93,150
                                                                                                                       2,635,449
                                                                                                                 ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.24%
          2,700   COLUMBIA SPORTSWEAR COMPANY                                                                            105,408
         17,100   DESTINATION MATERNITY CORPORATION+                                                                     324,900
         45,182   LIZ CLAIBORNE INCORPORATED                                                                             254,375
         13,800   MAIDENFORM BRANDS INCORPORATED+                                                                        230,322
          6,400   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                  188,224
                                                                                                                       1,103,229
                                                                                                                 ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.91%
          8,032   MIDAS INCORPORATED+                                                                                     67,870
         22,260   MONRO MUFFLER BRAKE INCORPORATED                                                                       744,374
                                                                                                                         812,244
                                                                                                                 ---------------
BANKING: 0.10%
          7,500   WASHINGTON BANKING COMPANY                                                                              89,550
                                                                                                                 ---------------
BASIC MATERIALS: 0.08%
          1,775   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                         73,024
                                                                                                                 ---------------
BIOPHARMACEUTICALS: 0.08%
          1,200   CEPHALON INCORPORATED+                                                                                  74,892
                                                                                                                 ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.92%
         11,876   CAVCO INDUSTRIES INCORPORATED+                                                                         426,586
         42,005   PALM HARBOR HOMES INCORPORATED+                                                                         86,950
         16,875   TUTOR PRINI CORPORATION+                                                                               305,100
                                                                                                                         818,636
                                                                                                                 ---------------
BUSINESS SERVICES: 10.12%
         95,765   3COM CORPORATION+                                                                                      718,238
         22,369   ABM INDUSTRIES INCORPORATED                                                                            462,144
         19,200   AMERICAN SOFTWARE INCORPORATED CLASS A                                                                 115,200
         66,600   APAC CUSTOMER SERVICES INCORPORATED+                                                                   396,936
         20,300   ARBITRON INCORPORATED                                                                                  475,426

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
BUSINESS SERVICES (continued)
         83,392   ASSET ACCEPTANCE CAPITAL CORPORATION+                                                          $       565,398
          6,500   BARRETT BUSINESS SERVICES INCORPORATED                                                                  79,885
         15,200   CAI INTERNATIONAL INCORPORATED+                                                                        137,256
         26,500   CHORDIANT SOFTWARE INCORPORATED+                                                                        72,875
         12,400   COMSYS IT PARTNERS INCORPORATED+                                                                       110,236
         38,800   CONVERGYS CORPORATION+                                                                                 417,100
         14,300   EPICOR SOFTWARE CORPORATION+                                                                           108,966
         18,400   FAIR ISAAC CORPORATION                                                                                 392,104
         18,950   GERBER SCIENTIFIC INCORPORATED+                                                                         95,698
         20,600   GSE SYSTEMS INCORPORATED+                                                                              112,888
         24,200   HACKETT GROUP INCORPORATED+                                                                             67,276
         25,911   HEALTHCARE SERVICES GROUP                                                                              556,050
        125,310   HILL INTERNATIONAL INCORPORATED+                                                                       781,934
          3,500   I2 TECHNOLOGIES INCORPORATED+                                                                           66,920
         15,600   INFOGROUP INCORPORATED                                                                                 125,112
         18,200   JDA SOFTWARE GROUP INCORPORATED+                                                                       463,554
         15,000   LAWSON SOFTWARE INCORPORATED+                                                                           99,750
         51,800   LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                  119,140
          9,600   MENTOR GRAPHICS CORPORATION+                                                                            84,768
         33,300   MONSTER WORLDWIDE INCORPORATED+                                                                        579,420
         16,900   NOVELL INCORPORATED+                                                                                    70,135
         40,691   PLATO LEARNING INCORPORATED+                                                                           177,413
          7,400   PROS HOLDINGS INCORPORATED+                                                                             76,590
         59,275   REALNETWORKS INCORPORATED+                                                                             219,910
          5,600   ROLLINS INCORPORATED                                                                                   107,968
         23,200   SUPPORT.COM INCORPORATED+                                                                               61,248
          4,533   SYBASE INCORPORATED+                                                                                   196,732
          7,100   SYKES ENTERPRISES INCORPORATED+                                                                        180,837
         70,185   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                561,480
         18,900   WEB.COM GROUP INCORPORATED+                                                                            123,417
                                                                                                                       8,980,004
                                                                                                                 ---------------
CHEMICALS & ALLIED PRODUCTS: 3.16%
          1,300   CHATTEM INCORPORATED+                                                                                  121,290
         22,600   ELIZABETH ARDEN INCORPORATED+                                                                          326,344
         38,500   FERRO CORPORATION                                                                                      317,240
         33,400   ICO INCORPORATED                                                                                       244,154
         14,600   LANDEC CORPORATION+                                                                                     91,104
         30,400   OLIN CORPORATION                                                                                       532,608
         48,975   ORASURE TECHNOLOGIES INCORPORATED+                                                                     248,793
         76,396   PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                 600,473
          7,800   ROCKWOOD HOLDINGS INCORPORATED+                                                                        183,768
          3,500   RPM INTERNATIONAL INCORPORATED                                                                          71,155
         16,852   SERACARE LIFE SCIENCES INCORPORATED+                                                                    64,880
                                                                                                                       2,801,809
                                                                                                                 ---------------
COMMERCIAL SERVICES: 0.83%
         33,664   GEO GROUP INCORPORATED+                                                                                736,568
                                                                                                                 ---------------
COMMUNICATIONS: 1.08%
         74,980   CHINA GRENTECH CORPORATION LIMITED ADR+                                                                266,929
         70,330   CINCINNATI BELL INCORPORATED+                                                                          242,639
          7,700   KRATOS DEFENSE & SECURITY SOLUTIONS INCORPORATED+                                                       81,235
         16,800   PREMIERE GLOBAL SERVICES INCORPORATED+                                                                 138,600
        185,845   SANDVINE CORPORATION+                                                                                  230,448
                                                                                                                         959,851
                                                                                                                 ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.96%
         14,295   CHICAGO BRIDGE & IRON COMPANY NV                                                                       289,045

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS (continued)
          8,400   COMFORT SYSTEMS USA INCORPORATED                                                               $       103,656
         11,300   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                          256,736
         18,810   MATRIX SERVICE COMPANY+                                                                                200,327
                                                                                                                         849,764
                                                                                                                 ---------------
DEPOSITORY INSTITUTIONS: 7.84%
         15,395   1ST UNITED BANCORP INCORPORATED+                                                                       109,920
         23,321   ASSOCIATED BANC-CORP                                                                                   256,764
          8,700   ASTORIA FINANCIAL CORPORATION                                                                          108,141
         10,445   BANCORP INCORPORATED+                                                                                   71,653
          3,200   BANK OF THE OZARKS INCORPORATED                                                                         93,664
         11,600   BANNER CORPORATION                                                                                      31,088
         18,200   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                         105,014
         16,900   BROOKLINE BANCORP INCORPORATED                                                                         167,479
          5,190   CITY NATIONAL CORPORATION                                                                              236,664
         11,893   COLUMBIA BANKING SYSTEM INCORPORATED                                                                   192,429
          1,600   EAGLE BANCORP INCORPORATED+                                                                             16,752
         24,100   EAST WEST BANCORP INCORPORATED                                                                         380,780
         12,900   FIRST BUSEY CORPORATION                                                                                 50,181
          2,400   FIRST FINANCIAL CORPORATION                                                                             73,248
         12,002   FIRST HORIZON NATIONAL CORPORATION+                                                                    160,827
          6,550   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                              91,111
         27,928   FIRST SECURITY GROUP INCORPORATED                                                                       66,469
         38,000   GLACIER BANCORP INCORPORATED                                                                           521,360
          6,000   GREAT SOUTHERN BANCORP INCORPORATION                                                                   128,160
          5,150   HANCOCK HOLDING COMPANY                                                                                225,519
         14,900   HUDSON CITY BANCORP INCORPORATED                                                                       204,577
          2,600   HUDSON VALLEY HOLDING CORPORATION                                                                       64,116
          4,920   IBERIABANK CORPORATION                                                                                 264,745
          3,400   NBT BANCORP INCORPORATED                                                                                69,258
         34,300   NEW YORK COMMUNITY BANCORP INCORPORATED                                                                497,693
         22,000   NEWALLIANCE BANCSHARES INCORPORATED                                                                    264,220
         14,200   NEWBRIDGE BANCORPORATION                                                                                31,524
          4,800   NORTHRIM BANCORP INCORPORATED                                                                           81,024
          9,900   PACIFIC CONTINENTAL CORPORATION                                                                        113,256
         24,900   PACIFIC PREMIER BANCORP INCORPORATED+                                                                   84,162
          9,800   PACWEST BANCORP                                                                                        197,470
          6,000   SOUTHWEST BANCORP INCORPORATED (OKLAHOMA)                                                               41,640
          4,200   STELLARONE CORPORATION                                                                                  41,832
         16,200   STERLING BANCSHARES INCORPORATED (TEXAS)                                                                83,106
          4,300   TCF FINANCIAL CORPORATION                                                                               58,566
          6,500   TEXAS CAPITAL BANCSHARES INCORPORATED+                                                                  90,740
         10,000   UMB FINANCIAL CORPORATION                                                                              393,500
         23,049   UNITED COMMUNITY BANKS INCORPORATED+                                                                    78,136
          8,390   UNIVEST CORPORATION OF PENNSYLVANIA                                                                    147,077
         32,150   WASHINGTON FEDERAL INCORPORATED                                                                        621,781
          6,000   WEST COAST BANCORP (OREGON)                                                                             12,600
         47,720   WHITNEY HOLDING CORPORATION                                                                            434,729
                                                                                                                       6,962,975
                                                                                                                 ---------------
EATING & DRINKING PLACES: 0.45%
          3,600   CEC ENTERTAINMENT INCORPORATED+                                                                        114,912
         15,400   MORTON'S RESTAURANT GROUP INCORPORATED+                                                                 44,814
          8,600   O'CHARLEYS INCORPORATED                                                                                 56,330
          9,488   RUBY TUESDAY INCORPORATED+                                                                              68,314
         24,300   WENDY'S ARBY'S GROUP INCORPORATED                                                                      113,967
                                                                                                                         398,337
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
EDUCATIONAL SERVICES: 0.17%
         12,600   LEARNING TREE INTERNATIONAL INCORPORATED+                                                      $       150,444
                                                                                                                 ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.78%
         12,796   ALLETE INCORPORATED                                                                                    418,173
          4,800   BLACK HILLS CORPORATION                                                                                127,824
         15,100   CLEAN HARBORS INCORPORATED+                                                                            900,111
          5,025   EL PASO CORPORATION                                                                                     49,396
         26,677   EL PASO ELECTRIC COMPANY+                                                                              541,010
         15,065   NEWALTA INCORPORATED                                                                                   115,818
          3,400   NICOR INCORPORATED                                                                                     143,140
          3,500   PORTLAND GENERAL ELECTRIC COMPANY                                                                       71,435
          1,400   UNISOURCE ENERGY CORPORATION                                                                            45,066
          1,700   WGL HOLDINGS INCORPORATED                                                                               57,018
                                                                                                                       2,468,991
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.80%
         24,300   ADAPTEC INCORPORATED+                                                                                   81,405
          9,900   ADC TELECOMMUNICATIONS INCORPORATED+                                                                    61,479
          7,800   ARRIS GROUP INCORPORATED+                                                                               89,154
         55,200   ATMI INCORPORATED+                                                                                   1,027,824
         11,600   CTS CORPORATION                                                                                        111,592
          3,500   DIODES INCORPORATED+                                                                                    71,575
          8,460   GRAFTECH INTERNATIONAL LIMITED+                                                                        131,553
          6,500   HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                                           44,915
          7,100   HELEN OF TROY LIMITED+                                                                                 173,666
          7,200   HOUSTON WIRE & CABLE COMPANY                                                                            85,680
         10,600   IMATION CORPORATION                                                                                     92,432
         13,775   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                            80,584
         15,700   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                 318,710
         44,600   MOLEX INCORPORATED CLASS A                                                                             853,198
        294,560   MRV COMMUNICATIONS INCORPORATED+                                                                       209,138
         13,300   OSI SYSTEMS INCORPORATED+                                                                              362,824
         78,410   POWER-ONE INCORPORATED+                                                                                341,084
         24,283   RICHARDSON ELECTRONICS LIMITED                                                                         142,541
          6,700   SPECTRUM BRANDS INCORPORATED+                                                                          150,750
         64,182   TECHNITROL INCORPORATED                                                                                281,117
         12,600   TELLABS INCORPORATED+                                                                                   71,568
        120,600   TRIDENT MICROSYSTEMS INCORPORATED+                                                                     224,316
          6,000   UNIVERSAL ELECTRONICS INCORPORATED+                                                                    139,320
                                                                                                                       5,146,425
                                                                                                                 ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.29%
         32,500   CRA INTERNATIONAL INCORPORATED+                                                                        866,125
         10,135   INFINITY PHARMACEUTICALS INCORPORATED+                                                                  62,634
         39,260   SYMYX TECHNOLOGIES INCORPORATED+                                                                       215,930
                                                                                                                       1,144,689
                                                                                                                 ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.44%
          3,600   CROWN HOLDINGS INCORPORATED+                                                                            92,088
         17,500   QUANEX BUILDING PRODUCTS CORPORATION                                                                   296,975
                                                                                                                         389,063
                                                                                                                 ---------------
FINANCIAL SERVICES: 0.07%
          8,500   WESTERN LIBERTY BANCORP+                                                                                64,685
                                                                                                                 ---------------
FOOD & KINDRED PRODUCTS: 0.36%
          4,600   AMERICAN ITALIAN PASTA COMPANY CLASS A+                                                                160,034

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
FOOD & KINDRED PRODUCTS (continued)
         14,350   DEL MONTE FOODS COMPANY                                                                        $       162,729
                                                                                                                         322,763
                                                                                                                 ---------------
FOOD STORES: 0.61%
          2,600   INGLES MARKETS INCORPORATED CLASS A                                                                     39,338
         50,400   WINN-DIXIE STORES INCORPORATED+                                                                        506,016
                                                                                                                         545,354
                                                                                                                 ---------------
FOOTWEAR: 0.09%
            800   DECKERS OUTDOOR CORPORATION+                                                                            81,376
                                                                                                                 ---------------
FURNITURE & FIXTURES: 0.48%
         15,400   FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                             84,084
          6,000   HNI CORPORATION                                                                                        165,780
          6,400   KIMBALL INTERNATIONAL INCORPORATED CLASS B                                                              54,528
         15,600   LSI INDUSTRIES INCORPORATED                                                                            122,928
                                                                                                                         427,320
                                                                                                                 ---------------
HEALTH SERVICES: 3.68%
         36,400   ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                          105,924
         12,400   AMERICAN DENTAL PARTNERS INCORPORATED+                                                                 159,960
         32,200   BIOSCRIP INCORPORATED+                                                                                 269,192
         23,400   CARDIAC SCIENCE CORPORATION+                                                                            52,182
            200   CONCORD MEDICAL SERVICES HOLDING LIMITED ADR+                                                            1,728
         21,732   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                 215,364
          7,200   EMERITUS CORPORATION+                                                                                  135,000
         24,955   ENSIGN GROUP INCORPORATED                                                                              383,558
         38,200   FIVE STAR QUALITY CARE INCORPORATED+                                                                   132,554
         11,855   GENTIVA HEALTH SERVICES INCORPORATED+                                                                  320,204
          4,440   HEALTHSOUTH REHABILITATION CORPORATION+                                                                 83,339
        362,700   HOOPER HOLMES INCORPORATED+                                                                            380,835
          3,900   HUMANA INCORPORATED+                                                                                   171,171
         12,000   LHC GROUP INCORPORATED+                                                                                403,320
         12,635   MDS INCORPORATED+                                                                                       96,658
         16,700   NAUTILUS GROUP INCORPORATED+                                                                            33,901
         36,423   NOVAMED INCORPORATED+                                                                                  141,321
          5,900   REHABCARE GROUP INCORPORATED+                                                                          179,537
                                                                                                                       3,265,748
                                                                                                                 ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.50%
          1,500   GRANITE CONSTRUCTION INCORPORATED                                                                       50,490
          4,125   MYR GROUP INCORPORATED+                                                                                 74,580
         16,613   STERLING CONSTRUCTION COMPANY INCORPORATED+                                                            318,637
                                                                                                                         443,707
                                                                                                                 ---------------
HOLDING & OTHER INVESTMENT OFFICES: 6.44%
          7,000   AGREE REALTY CORPORATION                                                                               163,030
         38,920   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                 675,262
        114,735   ANWORTH MORTGAGE ASSET CORPORATION                                                                     803,145
         39,980   CAPSTEAD MORTGAGE CORPORATION                                                                          545,727
          3,000   COLONIAL PROPERTIES TRUST                                                                               35,190
         42,512   EXTERRAN HOLDINGS INCORPORATED+                                                                        911,882
          4,200   FRANKLIN STREET PROPERTIES CORPORATION                                                                  61,362
         44,790   HILLTOP HOLDINGS INCORPORATED+                                                                         521,356
          4,500   LASALLE HOTEL PROPERTIES                                                                                95,535
         18,150   MEDICAL PROPERTIES TRUST INCORPORATED                                                                  181,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
         86,390   MFA MORTGAGE INVESTMENTS INCORPORATED                                                          $       634,967
        118,710   ORIGEN FINANCIAL INCORPORATED                                                                          172,130
         39,606   PRIMORIS SERVICES CORPORATION                                                                          315,660
          8,045   REDWOOD TRUST INCORPORATED                                                                             116,331
          4,060   SILVER STANDARD RESOURCES INCORPORATED+                                                                 88,792
         11,500   U-STORE-IT TRUST                                                                                        84,180
         36,330   UMH PROPERTIES INCORPORATED                                                                            308,078
                                                                                                                       5,714,127
                                                                                                                 ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.42%
         58,118   EMPIRE RESORTS INCORPORATED                                                                            122,629
         42,450   OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                 246,210
                                                                                                                         368,839
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.20%
         18,510   ACTUANT CORPORATION CLASS A                                                                            342,990
          8,400   BLOUNT INTERNATIONAL INCORPORATED+                                                                      84,840
         27,965   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                           213,373
         10,000   COLUMBUS MCKINNON CORPORATION+                                                                         136,600
         29,175   CRAY INCORPORATED+                                                                                     187,304
          2,700   DIEBOLD INCORPORATED                                                                                    76,815
         17,000   FLANDER CORPORATION+                                                                                    75,820
          3,400   GARDNER DENVER INCORPORATED                                                                            144,670
        103,805   INTERMEC INCORPORATED+                                                                               1,334,932
          9,000   INTEVAC INCORPORATED+                                                                                  103,230
         12,800   KENNAMETAL INCORPORATED                                                                                331,776
         16,700   LEXMARK INTERNATIONAL INCORPORATED+                                                                    433,866
         14,450   MODINE MANUFACTURING COMPANY                                                                           171,088
         19,200   NN INCORPORATED                                                                                         76,032
        201,200   QUANTUM CORPORATION+                                                                                   589,516
         19,400   SPARTECH CORPORATION                                                                                   199,044
          2,800   TENNANT COMPANY                                                                                         73,332
          1,900   TIMKEN COMPANY                                                                                          45,049
                                                                                                                       4,620,277
                                                                                                                 ---------------
INSURANCE CARRIERS: 4.23%
         14,300   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                        106,392
          9,800   AMERICAN SAFETY INSURANCE GROUP LIMITED+                                                               141,610
          9,550   AMERISAFE INCORPORATED+                                                                                171,614
         13,561   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                             395,168
         26,987   BROWN & BROWN INCORPORATED                                                                             484,956
         45,500   CRM HOLDINGS LIMITED+                                                                                   15,061
          5,100   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                            114,087
         13,400   DONEGAL GROUP INCORPORATED CLASS A                                                                     208,236
          3,200   EMC INSURANCE GROUP INCORPORATED                                                                        68,832
         11,800   HALLMARK FINANCIAL SERVICES INCORPORATED+                                                               93,928
         32,282   MEADOWBROOK INSURANCE GROUP INCORPORATED                                                               238,886
          7,465   MERCURY GENERAL CORPORATION                                                                            293,076
          7,005   NYMAGIC INCORPORATED                                                                                   116,213
          9,100   ONEBEACON INSURANCE GROUP LIMITED                                                                      125,398
          9,400   PENN MILLERS HOLDING CORPORATION+                                                                      103,400
         17,600   PMA CAPITAL CORPORATION CLASS A+                                                                       110,880
         24,400   SEABRIGHT INSURANCE HOLDINGS+                                                                          280,356
          4,600   STANCORP FINANCIAL GROUP INCORPORATED                                                                  184,092
          2,900   STATE AUTO FINANCIAL CORPORATION                                                                        53,650
         35,318   STEWART INFORMATION SERVICES CORPORATION                                                               398,387
          1,600   ZENITH NATIONAL INSURANCE CORPORATION                                                                   47,616
                                                                                                                       3,751,838
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.25%
        421,960   SANDSTORM RESOURCES LIMITED+                                                                   $       225,938
                                                                                                                 ---------------
LEATHER & LEATHER PRODUCTS: 0.29%
          8,000   SHOE CARNIVAL INCORPORATED+                                                                            163,760
          4,100   WEYCO GROUP INCORPORATED                                                                                96,924
                                                                                                                         260,684
                                                                                                                 ---------------
LEGAL SERVICES: 0.33%
          6,900   RAYONIER INCORPORATED                                                                                  290,904
                                                                                                                 ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.56%
         19,640   NOBILITY HOMES INCORPORATED                                                                            205,238
         15,986   SKYLINE CORPORATION                                                                                    294,142
                                                                                                                         499,380
                                                                                                                 ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.79%
         61,794   ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                               331,216
         17,900   CANTEL INDUSTRIES                                                                                      361,222
         10,923   COHERENT INCORPORATED+                                                                                 324,741
          6,600   HANGER ORTHOPEDIC GROUP INCORPORATED+                                                                   91,278
         49,800   HEALTHTRONICS INCORPORATED+                                                                            131,472
         27,625   HERLEY INDUSTRIES INCORPORATED+                                                                        383,711
         15,200   HOME DIAGNOSTICS INCORPORATION+                                                                         92,720
          2,600   ICU MEDICAL INCORPORATED+                                                                               94,744
         38,905   ION GEOPHYSICAL CORPORATION+                                                                           230,318
        107,371   LTX-CREDENCE CORPORATION+                                                                              191,121
         20,900   MEDICAL ACTION INDUSTRIES INCORPORATED+                                                                335,654
          3,931   MILLIPORE CORPORATION+                                                                                 284,408
         36,000   NEWPORT CORPORATION+                                                                                   330,840
          4,100   PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                                              41,328
         37,400   PERKINELMER INCORPORATED                                                                               770,066
         14,400   WATERS CORPORATION+                                                                                    892,224
          9,500   ZOLL MEDICAL CORPORATION+                                                                              253,840
                                                                                                                       5,140,903
                                                                                                                 ---------------
MEDICAL - HOSPITALS: 0.05%
          1,521   ASSISTED LIVING CONCEPTS INCORPORATED+                                                                  40,109
                                                                                                                 ---------------
METAL MINING: 2.87%
         10,830   ELDORADO GOLD CORPORATION+                                                                             153,461
          3,680   GOLDCORP INCORPORATED                                                                                  144,771
        130,400   GREAT BASIN GOLD LIMITED+                                                                              222,984
        105,940   PETAQUILLA MINERALS LIMITED+                                                                            85,292
         21,010   RANDGOLD RESOURCES LIMITED ADR                                                                       1,662,311
          5,830   ROYAL GOLD INCORPORATED                                                                                274,597
                                                                                                                       2,543,416
                                                                                                                 ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.44%
         45,100   ACCO BRANDS CORPORATION+                                                                               328,328
         10,133   BLYTH INCORPORATED                                                                                     341,685
         15,000   KID BRANDS INCORPORATED+                                                                                65,700
         75,700   LEAPFROG ENTERPRISES INCORPORATED+                                                                     295,987
          7,500   RC2 CORPORATION+                                                                                       110,625
          6,800   STANDEX INTERNATIONAL CORPORATION                                                                      136,612
                                                                                                                       1,278,937
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
MISCELLANEOUS RETAIL: 0.63%
         13,200   AC MOORE ARTS & CRAFTS INCORPORATED+                                                           $        38,808
         71,300   OFFICE DEPOT INCORPORATED+                                                                             459,885
         11,000   PC MALL INCORPORATED+                                                                                   57,420
                                                                                                                         556,113
                                                                                                                 ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.30%
          8,900   ARKANSAS BEST CORPORATION                                                                              261,927
          7,650   YRC WORLDWIDE INCORPORATED+                                                                              6,424
                                                                                                                         268,351
                                                                                                                 ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.91%
        165,271   CAPITALSOURCE INCORPORATED                                                                             656,126
         34,158   MCG CAPITAL CORPORATION+                                                                               147,563
                                                                                                                         803,689
                                                                                                                 ---------------
OIL & GAS EXPLORATION: 0.09%
         17,300   CRIMSON EXPLORATION INCORPORATED+                                                                       75,774
                                                                                                                 ---------------
OIL & GAS EXTRACTION: 5.70%
          3,400   ATWOOD OCEANICS INCORPORATED+                                                                          121,890
          7,400   BRIGHAM EXPLORATION COMPANY+                                                                           100,270
          2,200   COMSTOCK RESOURCES INCORPORATED+                                                                        89,254
          8,305   FOREST OIL CORPORATION+                                                                                184,786
         72,694   GLOBAL INDUSTRIES LIMITED+                                                                             518,308
         22,155   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                             260,321
          6,150   HELMERICH & PAYNE INCORPORATED                                                                         245,262
         10,555   HERCULES OFFSHORE INCORPORATED+                                                                         50,453
         37,410   KEY ENERGY SERVICES INCORPORATED+                                                                      328,834
         54,279   MCMORAN EXPLORATION COMPANY+                                                                           435,318
        143,105   NEWPARK RESOURCES INCORPORATED+                                                                        605,334
          5,465   OCEANEERING INTERNATIONAL INCORPORATED+                                                                319,812
          3,465   PRIDE INTERNATIONAL INCORPORATED+                                                                      110,568
         12,995   RANGE RESOURCES CORPORATION                                                                            647,801
         14,040   SANDRIDGE ENERGY INCORPORATED+                                                                         132,397
            276   SEAHAWK DRILLING INCORPORATED+                                                                           6,221
         13,700   STONE ENERGY CORPORATION+                                                                              247,285
          5,000   SUPERIOR ENERGY SERVICES INCORPORATED+                                                                 121,450
          2,000   UNIT CORPORATION+                                                                                       85,000
         25,050   WARREN RESOURCES INCORPORATED+                                                                          61,373
         23,034   WILLBROS GROUP INCORPORATED+                                                                           388,584
                                                                                                                       5,060,521
                                                                                                                 ---------------
OIL & GAS-EQUIPMENT & SERVICES: 0.10%
         12,000   CAL DIVE INTERNATIONAL INCORPORATED+                                                                    90,720
                                                                                                                 ---------------
PAPER & ALLIED PRODUCTS: 0.41%
          2,900   CLEARWATER PAPER CORPORATION+                                                                          159,413
          3,200   SONOCO PRODUCTS COMPANY                                                                                 93,600
          9,205   WAUSAU PAPER CORPORATION                                                                               106,778
                                                                                                                         359,791
                                                                                                                 ---------------
PERSONAL SERVICES: 0.36%
          3,700   COINSTAR INCORPORATED+                                                                                 102,786
         13,800   REGIS CORPORATION                                                                                      214,866
                                                                                                                         317,652
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.08%
          7,800   DELEK US HOLDINGS INCORPORATED                                                                 $        53,118
         28,664   INTEROIL CORPORATION+                                                                                2,201,682
         14,900   WD-40 COMPANY                                                                                          482,164
                                                                                                                       2,736,964
                                                                                                                 ---------------
PHARMACEUTICALS: 0.14%
          7,800   PHARMERICA CORPORATION+                                                                                123,864
                                                                                                                 ---------------
PIPELINES: 0.15%
          2,400   ENBRIDGE ENERGY PARTNERS LP                                                                            128,856
                                                                                                                 ---------------
PRIMARY METAL INDUSTRIES: 0.09%
          3,600   BELDEN CDT INCORPORATED                                                                                 78,912
                                                                                                                 ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.50%
          5,900   AMERICAN GREETINGS CORPORATION CLASS A                                                                 128,561
          9,800   ENNIS INCORPORATED                                                                                     164,542
          5,990   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                             23,301
          8,430   MCCLATCHY COMPANY CLASS A                                                                               29,842
          4,400   MULTI-COLOR CORPORATION                                                                                 53,724
         21,600   PRESSTEK INCORPORATED+                                                                                  46,008
                                                                                                                         445,978
                                                                                                                 ---------------
PROPERTY - CASUALTY INSURANCE: 0.09%
          3,600   AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                                          83,052
                                                                                                                 ---------------
PUBLISHING: 0.17%
         37,382   CAMBIUM LEARNING GROUP INCORPORATED+                                                                   146,537
                                                                                                                 ---------------
REAL ESTATE: 2.94%
         12,600   CEDAR SHOPPING CENTERS INCORPORATED                                                                     85,680
        300,091   CHIMERA INVESTMENT CORPORATION                                                                       1,164,353
         32,504   FORESTAR REAL ESTATE GROUP INCORPORATED+                                                               714,438
         13,195   HATTERAS FINANCIAL CORPORATION                                                                         368,932
         32,483   LEXINGTON CORPORATE PROPERTIES TRUST                                                                   197,499
         27,200   THOMAS PROPERTIES GROUP INCORPORATED                                                                    80,512
                                                                                                                       2,611,414
                                                                                                                 ---------------
RESTAURANTS: 0.09%
         11,800   MCCORMICK & SCHMICK'S SEAFOOD INCORPORATED+                                                             82,128
                                                                                                                 ---------------
RETAIL-DRUG STORES: 0.05%
          2,160   VITAMIN SHOPPE INCORPORATED+                                                                            48,038
                                                                                                                 ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.86%
        103,238   INTERTAPE POLYMER GROUP INCORPORATED+                                                                  293,444
          4,921   JARDEN CORPORATION                                                                                     152,108
         14,663   SEALED AIR CORPORATION                                                                                 320,533
                                                                                                                         766,085
                                                                                                                 ---------------
S&L THRIFTS EASTERN US: 0.02%
          1,650   NORTHWEST BANCSHARES INCORPORATED                                                                       18,678
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   --------------------------------------------------------------------------------------------   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.32%
         10,200   ALLIANCE BERNSTEIN HOLDING LP                                                                  $       286,620
                                                                                                                 ---------------
SOFTWARE: 0.74%
         33,700   ELECTRONIC ARTS INCORPORATED+                                                                          598,175
          4,000   EPIQ SYSTEMS INCORPORATED+                                                                              55,960
                                                                                                                         654,135
                                                                                                                 ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.82%
         40,600   GENTEX CORPORATION                                                                                     724,710
                                                                                                                 ---------------
TRANSPORTATION BY AIR: 0.88%
         70,550   AIRTRAN HOLDINGS INCORPORATED+                                                                         368,271
          1,350   ALASKA AIR GROUP INCORPORATED+                                                                          46,656
         32,065   JETBLUE AIRWAYS CORPORATION+                                                                           174,754
          2,691   PHI INCORPORATED+                                                                                       55,569
          6,615   PHI INCORPORATED (NON-VOTING)+                                                                         136,931
                                                                                                                         782,181
                                                                                                                 ---------------
TRANSPORTATION EQUIPMENT: 0.54%
          6,800   ATC TECHNOLOGY CORPORATION+                                                                            162,180
         12,198   EXIDE TECHNOLOGIES+                                                                                     86,728
         19,600   SPARTAN MOTORS INCORPORATED                                                                            110,348
          2,900   WABTEC CORPORATION                                                                                     118,436
                                                                                                                         477,692
                                                                                                                 ---------------
TRANSPORTATION SERVICES: 0.28%
          8,200   DYNAMEX INCORPORATED+                                                                                  148,420
          3,400   GATX CORPORATION                                                                                        97,750
                                                                                                                         246,170
                                                                                                                 ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.81%
          7,300   BARE ESCENTUALS INCORPORATED+                                                                           89,279
         39,100   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                          377,315
         10,700   SCHOOL SPECIALTY INCORPORATED+                                                                         250,273
                                                                                                                         716,867
                                                                                                                 ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.20%
          2,800   BARNES GROUP INCORPORATED                                                                               47,320
          4,300   INTERLINE BRANDS INCORPORATED+                                                                          74,261
         17,600   KAMAN CORPORATION CLASS A                                                                              406,384
          5,900   LKQ CORPORATION+                                                                                       115,581
          2,800   OWENS & MINOR INCORPORATED                                                                             120,204
         33,996   PATRICK INDUSTRIES INCORPORATED+                                                                        82,610
         14,800   WILLIS LEASE FINANCE CORPORATION+                                                                      221,993
                                                                                                                       1,068,353
                                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $76,224,027)                                                                                86,637,940
                                                                                                                 ---------------
INVESTMENT COMPANIES: 0.23%
          9,150   KBW REGIONAL BANKING ETF (FINANCIAL SERVICES)                                                          203,588
TOTAL INVESTMENT COMPANIES (COST $203,269)                                                                               203,588
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

     SHARES       SECURITY NAME                                                                         YIELD         VALUE
---------------   -----------------------------------------------------------------------------------   ------   ---------------
PREFERRED STOCKS: 0.37%
          3,450   ANWORTH MORTGAGE (REAL ESTATE INVESTMENT TRUST)(t)                                     6.87%   $        78,246
          1,200   CARRIAGE SERVICES INCORPORATED (COMMERCIAL SERVICES)(t)                               12.39             33,900
             55   CENTER FINANCIAL CORPORATION SERIES B (SAVINGS & LOANS)(t)                            12.00             55,000
          3,500   LASALLE HOTEL PROPERTIES (REAL ESTATE INVESTMENT TRUST)(t)                             8.67             80,185
          3,903   SVB CAPITAL II (BANK)(t)                                                               6.28             79,660
TOTAL PREFERRED STOCKS (COST $260,681)                                                                                   326,991
                                                                                                                 ---------------
SHORT-TERM INVESTMENTS: 1.82%
      1,615,934   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                                        0.10          1,615,934
                                                                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,615,934)                                                                         1,615,934
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $78,303,911)*                                                              100.02%                         $    88,784,453
OTHER ASSETS AND LIABILITIES, NET                                                 (0.02)                                 (16,774)
                                                                                 ------                          ---------------
TOTAL NET ASSETS                                                                 100.00%                         $    88,767,679
                                                                                 ------                          ---------------

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,615,934.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(t)  RATE SHOWN IS THE ANNUAL YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $82,387,317 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 20,843,370
GROSS UNREALIZED DEPRECIATION    (14,446,234)
                                ------------
NET UNREALIZED APPRECIATION     $  6,397,136

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Fund's investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For foreign equity securities, Bank of New York Mellon serves as the securities lending sub-agent and receives for its services 20% of the revenues earned on the securities lending activities that it conducts with respect to foreign equity securities.

FUTURES CONTRACTS

Certain Funds may be subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At December 31, 2009, the following Funds had long futures contracts outstanding as follows:

                                                                                                       NET
                                                                       INITIAL       VALUE AT       UNREALIZED
                                                                      CONTRACT     DECEMBER 31,   APPRECIATION
PORTFOLIO             EXPIRATION DATE   CONTRACTS        TYPE          AMOUNT          2009       (DEPRECIATION)
---------             ---------------   ---------   --------------   -----------   ------------   --------------
Index Portfolio          March 2010      58 Long     S&P 500 Index   $15,855,450    $16,105,150      $249,700
International Index                                 Dow Jones Euro
   Portfolio             March 2010      12 Long         STOX            344,823        356,640        11,817
                         March 2010       8 Long    FTSE 100 Index       422,427        428,920         6,493
                         March 2010       4 Long      TOPIX Index     35,985,000     36,180,000       195,000
Small Cap Index                                     Russell 2000
   Portfolio             March 2010      23 Long        Index          1,396,993      1,434,970        37,977

The Index Portfolio, International Index Portfolio, and Small Cap Index Portfolio had average contract amounts of $7,569,135, $7,702,407, and $6,281,493 respectively, in futures contracts during the period ended December 31, 2009.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of December 31, 2009, the following Funds owned SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                   DEFAULTED SIVS ($ VALUE)   % OF NET ASSETS
                                   ------------------------   ---------------
C&B Large Cap Value Portfolio              2,058,181                0.36%
Disciplined Growth Portfolio                 459,044                0.68%
Emerging Growth Portfolio                    888,589                2.35%
Equity Income Portfolio                      287,940                0.13%
Equity Value Portfolio                     1,431,944                0.29%
Index Portfolio                            6,002,821                0.30%
Large Cap Appreciation Portfolio             584,463                0.74%
Large Company Growth Portfolio             3,092,088                0.47%
Small Cap Index Portfolio                  1,855,224                1.88%
Small Company Growth Portfolio             2,460,164                0.74%
Small Company Value Portfolio              1,722,377                1.09%

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds' investments. These inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Funds' investments in securities:

                                                       SIGNIFICANT OTHER   SIGNIFICANT UNOBSERVABLE   TOTAL FAIR VALUE
                                       QUOTED PRICE    OBSERVABLE INPUTS            INPUTS                  AS OF
INVESTMENTS IN SECURITIES                (LEVEL 1)         (LEVEL 2)               (LEVEL 3)             12/31/2009
-------------------------             --------------   -----------------   ------------------------   ----------------
C&B LARGE CAP VALUE PORTFOLIO
   Equity securities
      COMMON STOCKS                   $  534,239,565      $         0             $        0           $  534,239,565
      PREFERRED STOCKS                    11,266,500                0                      0               11,266,500
   Corporate debt securities                       0        1,171,485              2,058,181                3,229,666
   Debt securities issued by states
      in the U.S. and
      its political subdivisions                   0          269,353                      0                  269,353
   Short-term investments                 19,631,042           47,067                      0               19,678,109
TOTAL                                 $  565,137,107      $ 1,487,905             $2,058,181           $  568,683,193
DISCIPLINED GROWTH PORTFOLIO
   Equity securities
      COMMON STOCKS                   $   65,826,153      $         0             $        0           $   65,826,153
   Corporate debt securities                       0          742,484                459,044                1,201,528
   Debt securities issued by states
      in the U.S. and
      its political subdivisions                   0          170,716                      0                  170,716
   Short-term investments                  1,413,008           29,830                      0                1,442,838
TOTAL                                 $   67,239,161      $   943,030             $  459,044           $   68,641,235
EMERGING GROWTH PORTFOLIO
   Equity securities
      COMMON STOCKS                   $   36,989,259      $         0             $        0           $   36,989,259
   Corporate debt securities                       0          270,296                888,589                1,158,885
   Debt securities issued by states
      in the U.S. and
      its political subdivisions                   0           62,147                      0                   62,147
   Short-term investments                    799,992           10,859                      0                  810,851
TOTAL                                 $   37,789,251      $   343,302             $  888,589           $   39,021,142
EQUITY INCOME PORTFOLIO
   Equity securities
      COMMON STOCKS                   $  224,011,009      $         0             $        0           $  224,011,009
   Corporate debt securities                       0        1,105,245                287,940                1,393,185
   Debt securities issued by states
      in the U.S. and
      its political subdivisions                   0          254,120                      0                  254,120
   Short-term investments                  2,519,626           44,404                      0                2,564,030
TOTAL                                 $  226,530,635      $ 1,403,769             $  287,940           $  228,222,344
EQUITY VALUE PORTFOLIO
   Equity securities
      COMMON STOCKS                   $  481,433,734      $         0             $        0           $  481,433,734
   Corporate debt securities                       0       25,668,221              1,431,944               27,100,165
   Debt securities issued by states
      in the U.S. and
      its political subdivisions                   0        5,901,761                      0                5,901,761
   Short-term investments                 15,336,883        1,031,249                      0               16,368,132
TOTAL                                 $  496,770,617      $32,601,231             $1,431,944           $  530,803,792
INDEX PORTFOLIO
   Equity securities
      COMMON STOCKS                   $1,999,161,993      $         0             $        0           $1,999,161,993
   Corporate debt securities                       0       73,558,595              6,002,821               79,561,416
   Debt securities issued by states
      in the U.S. and
      its political subdivisions                   0       16,912,947                      0               16,912,947
   Short-term investments                 48,475,248        5,954,710                      0               54,429,958
TOTAL                                 $2,047,637,241      $96,426,252             $6,002,821           $2,150,066,314
INTERNATIONAL CORE PORTFOLIO
   Equity securities
      COMMON STOCKS                   $   52,815,886      $         0             $        0           $   52,815,886
      PREFERRED STOCKS                       877,583                0                      0                  877,583
   Short-term investments                    539,953                0                  3,816                  543,769
TOTAL                                 $   54,233,422      $         0             $    3,816           $   54,237,238
INTERNATIONAL GROWTH PORTFOLIO
   Equity securities
      COMMON STOCKS                   $  139,954,129      $         0             $        0           $  139,954,129
   Short-term investments                 10,086,129                0                 11,232               10,097,361
TOTAL                                 $  150,040,258      $         0             $   11,232           $  150,051,490
INTERNATIONAL INDEX PORTFOLIO
   Equity securities
      COMMON STOCKS                   $   53,141,935      $         0             $       14           $   53,141,949
      PREFERRED STOCKS                       185,111                0                      0                  185,111
      WARRANTS                                 1,122                0                      0                    1,122
   Short-term investments                  1,711,963                0                  5,654                1,717,617
TOTAL                                 $   55,040,131      $         0             $    5,668           $   55,045,799

                                                       SIGNIFICANT OTHER   SIGNIFICANT UNOBSERVABLE   TOTAL FAIR VALUE
                                       QUOTED PRICE    OBSERVABLE INPUTS            INPUTS                  AS OF
INVESTMENTS IN SECURITIES                (LEVEL 1)         (LEVEL 2)               (LEVEL 3)             12/31/2009
-------------------------             --------------   -----------------   ------------------------   ----------------
INTERNATIONAL VALUE PORTFOLIO
   Equity securities
      COMMON STOCKS                    $286,599,625       $         0             $        0            $286,599,625
   Short-term investments                 9,980,065                 0                 34,355              10,014,420
TOTAL                                  $296,579,690       $         0             $   34,355            $296,614,045
LARGE CAP APPRECIATION PORTFOLIO
   Equity securities
      COMMON STOCKS                    $ 77,308,964       $         0             $        0            $ 77,308,964
   Corporate debt securities                      0           980,985                584,463               1,565,448
   Debt securities issued by states
      in the U.S. and
      its political subdivisions                  0           225,550                      0                 225,550
   Short-term investments                 1,402,186            39,411                      0               1,441,597
TOTAL                                  $ 78,711,150       $ 1,245,946             $  584,463            $ 80,541,559
LARGE COMPANY GROWTH PORTFOLIO
   Equity securities
      COMMON STOCKS                    $649,298,184       $         0             $        0            $649,298,184
   Corporate debt securities                      0        30,635,237              3,092,088              33,727,325
   Debt securities issued by states
      in the U.S. and
      its political subdivisions                  0         7,043,804                      0               7,043,804
   Short-term investments                19,134,167         1,230,804                      0              20,364,971
TOTAL                                  $668,432,351       $38,909,845             $3,092,088            $710,434,284
SMALL CAP INDEX PORTFOLIO
   Equity securities
      COMMON STOCKS                    $ 96,981,818       $         0             $        0            $ 96,981,818
   Corporate debt securities                      0           266,030              1,855,224               2,121,254
   Debt securities issued by states
      in the U.S. and
      its political subdivisions                  0            61,165                      0                  61,165
   Short-term investments                 1,085,684           490,530                      0               1,576,214
TOTAL                                  $ 98,067,502       $   817,725             $1,855,224            $100,740,451
SMALL COMPANY GROWTH PORTFOLIO
   Equity securities
      COMMON STOCKS                    $326,429,847       $         0             $        0            $326,429,847
   Corporate debt securities                      0         4,060,388              2,460,164               6,520,552
   Debt securities issued by states
      in the U.S. and
      its political subdivisions                  0           933,584                      0                 933,584
   Short-term investments                 3,646,221           163,131                      0               3,809,352
TOTAL                                  $330,076,068       $ 5,157,103             $2,460,164            $337,693,335
SMALL COMPANY VALUE PORTFOLIO
   Equity securities
      COMMON STOCKS                    $153,634,410       $         0             $        0            $153,634,410
   Corporate debt securities                      0         2,815,451              1,722,377               4,537,828
   Debt securities issued by states
      in the U.S. and
      its political subdivisions                  0           647,342                      0                 647,342
   Short-term investments                   995,433           113,114                      0               1,108,547
TOTAL                                  $154,629,843       $ 3,575,907             $1,722,377            $159,928,127
STRATEGIC SMALL CAP VALUE PORTFOLIO
   Equity securities
      COMMON STOCKS                    $ 86,637,940       $         0             $        0            $ 86,637,940
      INVESTMENT COMPANIES                  203,588                 0                      0                 203,588
      PREFERRED STOCKS                      326,991                 0                      0                 326,991
   Short-term investments                 1,615,934                 0                      0               1,615,934
TOTAL                                  $ 88,784,453       $         0             $        0            $ 88,784,453

As of December 31, 2009 the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:*

                                 LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
                                --------   -------   -------   --------
Index Portfolio                 $249,700      $0        $0     $249,700
International Index Portfolio   $213,310      $0        $0     $213,310
Small Cap Index Portfolio       $ 37,977      $0        $0     $ 37,977

*    Other financial instruments include futures contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                  C&B LARGE  DISCIPLINED   EMERGING    EQUITY     EQUITY                INTERNATIONAL  INTERNATIONAL
                                  CAP VALUE     GROWTH      GROWTH     INCOME      VALUE       INDEX         CORE         GROWTH
                                  PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO   PORFOLIO     PORTFOLIO      PORTFOLIO
                                 ----------  -----------  ---------  ---------  ----------  ----------  -------------  -------------
CORPORATE DEBT SECURITIES
BALANCE AS OF 09/30/2009         $1,849,905   $412,591    $ 798,669  $258,803   $1,287,041  $5,395,372    $      0       $      0
   Accrued discounts (premiums)                      0            0         0            0           0           0              0
   Realized gain (loss)              16,227      3,619        7,006     2,270       11,289      47,326           0              0
   Change in unrealized
      appreciation
      (depreciation)                289,420     64,550      124,953    40,490      201,359     844,112           0              0
   Net purchases (sales)            (97,370)   (21,717)     (42,038)  (13,623)     (67,745)   (283,989)          0              0
   Net transfer in (out)
      of Level 3                          0          0            0         0            0           0           0              0
BALANCE AS OF 12/31/2009         $2,058,181   $459,044    $ 888,589  $287,940   $1,431,944  $6,002,821    $      0       $      0
SHORT-TERM SECURITIES
BALANCE AS OF 09/30/2009         $        0   $      0    $       0  $      0   $        0  $        0    $ 15,654       $ 46,080
   Accrued discounts (premiums)           0          0            0         0            0           0           0              0
   Realized gain (loss)                   0          0            0         0            0           0           0              0
   Change in unrealized
      appreciation
      (depreciation)                      0          0            0         0            0           0     (11,838)       (34,848)
   Net purchases (sales)                  0          0            0         0            0           0           0              0
   Net transfer in (out)
      of Level 3                          0          0            0         0            0           0           0              0
BALANCE AS OF 12/31/2009         $        0   $      0    $       0  $      0   $        0  $        0    $  3,816       $ 11,232
TOTAL                            $2,058,181   $459,044    $ 888,589  $287,940   $1,431,944  $6,002,821    $  3,816       $ 11,232

                                  C&B LARGE  DISCIPLINED   EMERGING    EQUITY     EQUITY                INTERNATIONAL  INTERNATIONAL
                                  CAP VALUE     GROWTH      GROWTH     INCOME      VALUE       INDEX         CORE         GROWTH
                                  PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO   PORFOLIO     PORTFOLIO      PORTFOLIO
                                 ----------  -----------  ---------  ---------  ----------  ----------  -------------  -------------
Change in unrealized
   appreciation (depreciation)
   relating to securities held
   at the end of reporting
   period
CORPORATE DEBT SECURITIES        $  127,740  $  28,490    $  55,150  $ 17,871   $   88,873  $  372,563  $        0       $      0
SHORT-TERM SECURITIES            $        0  $       0    $       0  $      0   $        0  $        0  $  (11,838)      $(34,848)

                                                                            LARGE                   SMALL      SMALL     STRATEGIC
                                INTERNATIONAL INTERNATIONAL   LARGE CAP    COMPANY    SMALL CAP    COMPANY     COMPANY     SMALL
                                    INDEX         VALUE     APPRECIATION    GROWTH      INDEX      GROWTH       VALUE    CAP VALUE
                                  PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO
                                ------------- ------------- ------------ ----------  ----------  ----------  ----------  ---------
EQUITY SECURITIES
COMMON STOCKS
BALANCE AS OF 09/30/2009          $     14      $       0     $      0   $        0  $        0  $        0  $        0  $      0
   Accrued discounts (premiums)                         0            0            0           0           0           0         0
   Realized gain (loss)                  0              0            0            0           0           0           0         0
   Change in unrealized
      appreciation
      (depreciation)                     0              0            0            0           0           0           0         0
   Net purchases (sales)                 0              0            0            0           0           0           0         0
   Net transfer in
      (out) of Level 3                   0              0            0            0           0           0           0         0
BALANCE AS OF 12/31/2009          $     14      $       0     $      0   $        0  $        0  $        0  $        0  $      0
PREFERRED STOCKS
BALANCE AS OF 09/30/2009          $      0      $       0     $      0   $        0  $        0  $        0  $        0  $ 42,400
   Accrued discounts (premiums)          0              0            0            0           0           0           0         0
   Realized gain (loss)                  0              0            0            0           0           0           0         0
   Change in unrealized
      appreciation
      (depreciation)                     0              0            0            0           0           0           0         0
   Net purchases (sales)                 0              0            0            0           0           0           0         0
   Net transfer in
      (out) of Level 3                   0              0            0            0           0           0           0   (42,400)
BALANCE AS OF 12/31/2009          $      0      $       0     $      0   $        0  $        0  $        0  $        0  $      0
WARRANTS
BALANCE AS OF 09/30/2009          $  3,065      $       0     $      0   $        0  $        0  $        0  $        0  $      0
   Accrued discounts (premiums)          0              0            0            0           0           0           0         0
   Realized gain (loss)             (1,212)             0            0            0           0           0           0         0
   Change in unrealized
      appreciation
      (depreciation)                     0              0            0            0           0           0           0         0
   Net purchases (sales)                 0              0            0            0           0           0           0         0
   Net transfer in
      (out) of Level 3              (1,853)             0            0            0           0           0           0         0
BALANCE AS OF 12/31/2009          $     (0)     $       0     $      0   $        0  $        0  $        0  $        0  $      0
RIGHTS
BALANCE AS OF 09/30/2009          $      0      $ 110,787     $      0   $        0  $        0  $        0  $        0  $      0
   Accrued discounts (premiums)          0              0            0            0           0           0           0         0
   Realized gain (loss)                  0       (110,787)           0            0           0           0           0         0
   Change in unrealized
      appreciation
      (depreciation)                     0              0            0            0           0           0           0         0
   Net purchases (sales)                 0              0            0            0           0           0           0         0
   Net transfer in
      (out) of Level 3                   0              0            0            0           0           0           0         0
BALANCE AS OF 12/31/2009          $      0      $       0     $      0   $        0  $        0  $        0  $        0  $      0
CORPORATE DEBT SECURITIES
BALANCE AS OF 09/30/2009          $      0      $       0     $525,319   $2,779,188  $1,667,487  $2,211,209  $1,548,083  $      0
   Accrued discounts (premiums)          0              0            0            0           0           0           0         0
   Realized gain (loss)                  0              0        4,608       24,378      14,627      19,396      13,579         0
   Change in unrealized
      appreciation
      (depreciation)                     0              0       82,187      434,807     260,880     345,946     242,199         0
   Net purchases (sales)                 0              0      (27,651)    (146,285)    (87,770)   (116,387)    (81,484)        0
   Net transfer in
      (out) of Level 3                   0              0            0            0           0           0           0         0
BALANCE AS OF 12/31/2009          $      0      $       0     $584,463   $3,092,088  $1,855,224  $2,460,164  $1,722,377  $      0
SHORT-TERM SECURITIES
BALANCE AS OF 09/30/2009          $ 23,194      $ 140,944     $      0   $        0  $        0  $        0  $        0  $      0
   Accrued discounts (premiums)          0              0            0            0           0           0           0         0
   Realized gain (loss)                  0              0            0            0           0           0           0         0
   Change in unrealized
      appreciation
      (depreciation)               (17,540)      (106,589)           0            0           0           0           0         0
   Net purchases (sales)                 0              0            0            0           0           0           0         0
   Net transfer in
      (out) of Level 3                   0              0            0            0           0           0           0         0
BALANCE AS OF 12/31/2009          $  5,654      $  34,355     $      0   $        0  $        0  $        0  $        0  $      0
TOTAL                             $  5,668      $  34,355     $584,463   $3,092,088  $1,855,224  $2,460,164  $1,722,377  $      0

                                                                            LARGE                   SMALL      SMALL     STRATEGIC
                                INTERNATIONAL INTERNATIONAL   LARGE CAP    COMPANY    SMALL CAP    COMPANY     COMPANY     SMALL
                                    INDEX         VALUE     APPRECIATION    GROWTH      INDEX      GROWTH       VALUE    CAP VALUE
                                  PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO
                                ------------- ------------- ------------ ----------  ----------  ----------  ----------  ---------
Change in unrealized
   appreciation (depreciation)
   relating to securities held
   at the end of reporting
   period
CORPORATE DEBT SECURITIES         $      0      $       0     $ 36,274   $  191,909  $  115,144  $  152,689  $  106,899  $      0
SHORT-TERM SECURITIES             $(17,540)     $(106,589)    $      0   $        0  $        0  $        0  $        0  $      0

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Master Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

Date: February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Master Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President


                                        By: /s/ Kasey L. Phillips

                                            Kasey L. Phillips
                                            Treasurer

Date: February 25, 2010